UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o BlackRock Fund Advisors 400 Howard Street, San Francisco, CA 94105
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2024

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

OCTOBER 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Dividend ETF | DIVB | Cboe BZX

•	iShares Core Dividend Growth ETF | DGRO | NYSE Arca

•	iShares Core High Dividend ETF | HDV | NYSE Arca

•	iShares Select Dividend ETF | DVY | NASDAQ

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.39%	10.14%

U.S. small cap equities (Russell 2000® Index)	(5.29)	(8.56)

International equities (MSCI Europe, Australasia, Far East Index)	(7.88)	14.40

Emerging market equities (MSCI Emerging Markets Index)	(4.78)	10.80

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.63	4.77

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.70)	(3.25)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.13)	0.36

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.65)	2.64

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	0.02	6.23

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index .

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2023	iShares® Core Dividend ETF

Investment Objective

The iShares Core Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. stocks with a history of dividend payments and/or share buybacks, as represented by the Morningstar® US Dividend and Buyback IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(2.06)%	0.45%	9.40%	8.84%	0.45%	56.72%	66.01%
Fund Market	(2.08)	0.41	9.41	8.84	0.41	56.79	66.01
Index	(2.05)	0.47	9.64	9.09	0.47	58.42	68.25

The inception date of the Fund was November 7, 2017. The first day of secondary market trading was November 9, 2017.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$979.40	$0.25		$1,000.00	$1,024.89	$0.25		0.05%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Information Technology	21.8%
Financials	18.4
Health Care	10.9
Industrials	9.8
Energy	9.5
Consumer Staples	9.2
Consumer Discretionary	6.0
Communication Services	4.8
Materials	3.4
Real Estate	3.1
Utilities	3.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Broadcom, Inc.	5.0%
Cisco Systems, Inc.	4.6
Exxon Mobil Corp.	2.8
International Business Machines Corp.	2.5
QUALCOMM, Inc.	2.4
Procter & Gamble Co. (The)	2.1
Texas Instruments, Inc.	2.1
Home Depot, Inc. (The)	1.9
JPMorgan Chase & Co.	1.9
Wells Fargo & Co.	1.7

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023	iShares® Core Dividend Growth ETF

Investment Objective

The iShares Core Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities with a history of consistently growing dividends, as represented by the Morningstar® U.S. Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.99)%	1.01%	9.20%	9.80%	1.01%	55.30%	140.62%
Fund Market	(3.99)	0.95	9.20	9.80	0.95	55.27	140.62
Index	(3.98)	1.02	9.28	9.87	1.02	55.83	141.94

The inception date of the Fund was June 10, 2014. The first day of secondary market trading was June 12, 2014.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$960.10	$0.39		$1,000.00	$1,024.73	$0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Health Care	19.4%
Financials	18.8
Information Technology	15.6
Industrials	11.5
Consumer Staples	10.8
Utilities	6.9
Energy	6.8
Consumer Discretionary	6.0
Materials	2.7
Communication Services	1.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Microsoft Corp.	3.2%
JPMorgan Chase & Co.	2.9
Apple Inc.	2.9
Exxon Mobil Corp.	2.8
Johnson & Johnson	2.8
AbbVie, Inc.	2.6
Chevron Corp.	2.4
Procter & Gamble Co. (The)	2.3
Pfizer, Inc.	2.1
UnitedHealth Group, Inc.	2.0

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2023	iShares® Core High Dividend ETF

Investment Objective

The iShares Core High Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Morningstar® Dividend Yield Focus IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(5.31)%	(3.46)%	5.45%	7.03%	(3.46)%	30.37%	97.33%
Fund Market	(5.33)	(3.51)	5.44	7.03	(3.51)	30.35	97.24
Index	(5.30)	(3.41)	5.52	7.14	(3.41)	30.84	99.34

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$946.90	$0.39		$1,000.00	$1,024.73	$0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Energy	22.3%
Health Care	19.2
Consumer Staples	14.8
Utilities	10.4
Communication Services	9.4
Information Technology	9.3
Financials	8.3
Industrials	3.4
Materials	2.3
Other (each representing less than 1%)	0.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Exxon Mobil Corp.	8.1%
Verizon Communications, Inc.	6.7
Johnson & Johnson	6.4
AbbVie, Inc.	6.0
Chevron Corp.	5.6
Coca-Cola Co. (The)	4.1
PepsiCo, Inc.	3.9
Altria Group, Inc.	3.7
International Business Machines Corp.	3.5
Cisco Systems, Inc.	3.5

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of October 31, 2023	iShares® Select Dividend ETF

Investment Objective

The iShares Select Dividend ETF (the “Fund”) seeks to track the investment results of an index composed of relatively high dividend paying U.S. equities, as represented by the Dow Jones U.S. Select Dividend Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.13)%	(7.93)%	5.59%	7.80%	(7.93)%	31.28%	111.97%
Fund Market	(9.15)	(7.99)	5.58	7.79	(7.99)	31.21	111.80
Index	(8.93)	(7.53)	6.02	8.24	(7.53)	33.94	120.64

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$908.70	$1.84		$1,000.00	$1,023.21	$1.93		0.38%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION
Sector	Percent of Total Investments	(a)
Utilities	27.3%
Financials	22.9
Consumer Staples	9.5
Materials	8.9
Consumer Discretionary	7.1
Energy	6.5
Communication Services	5.9
Information Technology	4.9
Industrials	3.7
Health Care	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Altria Group, Inc.	2.5%
Verizon Communications, Inc.	2.3
International Business Machines Corp.	2.1
ONEOK, Inc.	2.0
AT&T Inc.	1.7
Prudential Financial, Inc.	1.7
LyondellBasell Industries NV, Class A	1.7
Philip Morris International, Inc.	1.7
Seagate Technology Holdings PLC	1.7
International Paper Co.	1.6

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
General Dynamics Corp.	2,691	$649,365
Huntington Ingalls Industries, Inc.	349	76,717
L3Harris Technologies, Inc.	4,656	835,333
Lockheed Martin Corp.	5,442	2,474,151
RTX Corp.	20,801	1,692,994

		5,728,560
Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	4,069	332,966
FedEx Corp.	2,683	644,189
United Parcel Service, Inc., Class B	12,781	1,805,316

		2,782,471
Automobile Components — 0.1%
Autoliv, Inc.	806	73,870
Dana, Inc.	945	10,849
LCI Industries	276	29,943
Lear Corp.	600	77,856

		192,518
Automobiles — 0.3%
Ford Motor Co.	62,851	612,797
Harley-Davidson, Inc.	2,667	71,609
Thor Industries, Inc.	662	58,210

		742,616
Banks — 8.5%
Associated Banc-Corp.	2,245	36,392
Atlantic Union Bankshares Corp.	1,232	35,494
Bank of America Corp.	143,847	3,788,930
Bank OZK	2,931	104,959
BOK Financial Corp.	357	23,391
Cadence Bank	353	7,477
Cathay General Bancorp	1,460	49,509
Citigroup, Inc.	44,352	1,751,461
Citizens Financial Group, Inc.	11,347	265,860
Columbia Banking System, Inc.	519	10,209
Comerica, Inc.	2,551	100,509
Commerce Bancshares, Inc.	1,306	57,281
Cullen/Frost Bankers, Inc.	625	56,869
CVB Financial Corp.	2,352	36,738
East West Bancorp, Inc.	1,478	79,250
Eastern Bankshares, Inc.	2,963	32,623
Fifth Third Bancorp	13,241	313,944
First Financial Bankshares, Inc.	844	20,298
First Hawaiian, Inc.	2,067	37,061
First Horizon Corp.	9,649	103,727
First Interstate BancSystem, Inc., Class A	2,466	56,891
FNB Corp.	4,557	48,714
Glacier Bancorp, Inc.	1,195	36,077
Hancock Whitney Corp.	808	27,819
Home BancShares, Inc.	2,011	41,125
Huntington Bancshares, Inc.	26,565	256,352
International Bancshares Corp.	476	20,863
JPMorgan Chase & Co.	31,934	4,440,742
KeyCorp	24,308	248,428
M&T Bank Corp.	3,989	449,760
New York Community Bancorp, Inc., Class A	10,250	97,170
Old National Bancorp	3,500	47,950
Pacific Premier Bancorp, Inc.	361	6,859
PNC Financial Services Group, Inc. (The)	10,032	1,148,363
Popular, Inc.	1,706	110,958
Prosperity Bancshares, Inc.	1,260	68,720

Security	Shares	Value

Banks (continued)
Regions Financial Corp.	13,828	$200,921
ServisFirst Bancshares, Inc.	239	11,271
Simmons First National Corp., Class A	2,333	33,152
SouthState Corp.	861	56,912
Synovus Financial Corp.	2,103	54,825
Truist Financial Corp.	25,170	713,821
U.S. Bancorp	17,936	571,800
UMB Financial Corp.	361	22,642
United Bankshares, Inc.	1,919	54,576
United Community Banks, Inc.	781	17,252
Valley National Bancorp	5,619	43,716
Webster Financial Corp.	2,729	103,620
Wells Fargo & Co.	103,208	4,104,582
WSFS Financial Corp.	714	25,276

		20,033,139
Beverages — 1.9%
Coca-Cola Co. (The)	36,807	2,079,227
Keurig Dr Pepper, Inc.	8,138	246,826
Molson Coors Beverage Co., Class B	1,534	88,619
PepsiCo, Inc.	12,683	2,070,880

		4,485,552
Biotechnology — 3.2%
AbbVie, Inc.	24,198	3,416,274
Amgen, Inc.	10,388	2,656,212
Gilead Sciences, Inc.	17,675	1,388,194

		7,460,680
Broadline Retail — 0.0%
Nordstrom, Inc.	1,925	26,912

Building Products — 0.5%
A O Smith Corp.	1,913	133,451
Fortune Brands Innovations, Inc.	2,674	149,209
Johnson Controls International PLC	10,957	537,112
Masco Corp.	4,508	234,822
Owens Corning	1,764	199,985

		1,254,579
Capital Markets — 4.1%
Ameriprise Financial, Inc.	1,853	582,898
Ares Management Corp., Class A	1,037	102,238
Artisan Partners Asset Management, Inc., Class A	951	31,383
Bank of New York Mellon Corp. (The)	18,038	766,615
BlackRock, Inc.(a)	1,700	1,040,876
Blackstone, Inc., Class A, NVS	7,112	656,793
Blue Owl Capital, Inc., Class A	4,251	52,415
Carlyle Group, Inc. (The)	3,146	86,641
CME Group, Inc., Class A	3,234	690,330
Cohen & Steers, Inc.	256	13,373
Federated Hermes, Inc., Class B	1,987	62,988
Franklin Resources, Inc.	3,803	86,670
Goldman Sachs Group, Inc. (The)	5,575	1,692,626
Hamilton Lane, Inc., Class A	359	30,199
Houlihan Lokey, Inc., Class A	578	58,100
Invesco Ltd.	8,775	113,812
Janus Henderson Group PLC	2,644	60,997
Jefferies Financial Group, Inc.	4,617	148,575
Moelis & Co., Class A	1,345	56,006
Morgan Stanley	34,301	2,429,197
Northern Trust Corp.	2,471	162,864
State Street Corp.	6,473	418,350

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Stifel Financial Corp.	1,302	$74,214
T Rowe Price Group, Inc.	4,151	375,665

		9,793,825
Chemicals — 1.9%
Air Products & Chemicals, Inc.	1,486	419,706
Ashland, Inc.	1,739	133,260
Avient Corp.	805	25,454
Celanese Corp., Class A	1,175	134,549
CF Industries Holdings, Inc.	4,966	396,187
Chemours Co. (The)	4,402	106,132
Dow, Inc.	18,753	906,520
DuPont de Nemours, Inc.	12,571	916,175
Eastman Chemical Co.	4,691	350,558
International Flavors & Fragrances, Inc.	3,400	232,390
LyondellBasell Industries NV, Class A	4,817	434,686
Mosaic Co. (The)	11,433	371,344
NewMarket Corp.	135	65,090
Scotts Miracle-Gro Co. (The)	1,193	53,017

		4,545,068
Communications Equipment — 4.8%
Cisco Systems, Inc.	209,057	10,898,141
Juniper Networks, Inc.	19,603	527,713

		11,425,854
Construction & Engineering — 0.0%
MDU Resources Group, Inc.	2,502	46,562

Consumer Finance — 0.3%
Discover Financial Services	9,311	764,247

Consumer Staples Distribution & Retail — 1.2%
Kroger Co. (The)	10,313	467,901
Sysco Corp.	6,379	424,140
Target Corp.	13,536	1,499,653
Walgreens Boots Alliance, Inc.	19,493	410,912

		2,802,606
Containers & Packaging — 0.5%
Amcor PLC	40,602	360,952
Crown Holdings, Inc.	2,588	208,593
Greif, Inc., Class A, NVS	366	23,241
Greif, Inc., Class B	103	6,598
Packaging Corp. of America	1,662	254,369
Sealed Air Corp.	2,897	89,199
Sonoco Products Co.	1,230	63,726
Westrock Co.	5,963	214,250

		1,220,928
Distributors — 0.2%
Genuine Parts Co.	1,484	191,228
LKQ Corp.	5,916	259,831

		451,059
Diversified Consumer Services — 0.2%
ADT, Inc.	1,583	8,960
H&R Block, Inc.	5,575	228,853
Service Corp. International	3,771	205,218

		443,031
Diversified REITs — 0.1%
WP Carey, Inc.	3,040	163,096

Diversified Telecommunication Services — 2.5%
AT&T Inc.	168,580	2,596,132

Security	Shares	Value

Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc.	682	$44,317
Verizon Communications, Inc.	93,356	3,279,596

		5,920,045
Electric Utilities — 1.9%
Alliant Energy Corp.	2,384	116,315
American Electric Power Co., Inc.	4,142	312,887
Duke Energy Corp.	10,362	921,078
Edison International	4,764	300,418
Entergy Corp.	1,158	110,693
Evergy, Inc.	3,085	151,597
Eversource Energy	3,910	210,319
Exelon Corp.	10,294	400,848
FirstEnergy Corp.	7,056	251,194
Hawaiian Electric Industries, Inc.	3,731	48,428
IDACORP, Inc.	495	46,881
NRG Energy, Inc.	5,160	218,681
OGE Energy Corp.	2,908	99,454
Pinnacle West Capital Corp.	1,531	113,570
PNM Resources, Inc.	903	38,161
PPL Corp.	8,199	201,449
Southern Co. (The)	9,104	612,699
Xcel Energy, Inc.	3,803	225,404

		4,380,076
Electrical Equipment — 0.3%
Emerson Electric Co.	7,704	685,425

Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc.	5,857	271,355
Corning, Inc.	31,093	832,048

		1,103,403
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	10,363	356,695
Helmerich & Payne, Inc.	2,258	89,349
Patterson-UTI Energy, Inc.	2,679	34,023

		480,067
Entertainment — 0.0%
Warner Music Group Corp., Class A	662	20,721

Financial Services — 1.2%
Apollo Global Management, Inc.	2,965	229,610
Enact Holdings, Inc.	287	7,910
Essent Group Ltd.	1,198	56,593
Fidelity National Information Services, Inc.	46,336	2,275,561
MGIC Investment Corp.	7,441	125,306
TFS Financial Corp.	964	11,433
Voya Financial, Inc.	3,195	213,330
Walker & Dunlop, Inc.	350	22,680

		2,942,423
Food Products — 1.3%
Archer-Daniels-Midland Co.	8,215	587,947
Bunge Ltd.	1,007	106,722
Cal-Maine Foods, Inc.	1,251	56,683
Campbell Soup Co.	2,900	117,189
Conagra Brands, Inc.	7,422	203,066
Flowers Foods, Inc.	2,653	58,180
General Mills, Inc.	11,570	754,827
Hormel Foods Corp.	2,509	81,668
Ingredion, Inc.	729	68,220
J M Smucker Co. (The)	1,946	221,533
Kellanova	3,021	152,470

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Kraft Heinz Co. (The)	11,434	$359,713
Tyson Foods, Inc., Class A	6,114	283,384

		3,051,602
Gas Utilities — 0.1%
National Fuel Gas Co.	946	48,199
New Jersey Resources Corp.	888	36,035
ONE Gas, Inc.	278	16,791
Spire, Inc.	607	33,767
UGI Corp.	3,705	77,064

		211,856
Ground Transportation — 1.5%
Norfolk Southern Corp.	5,637	1,075,483
Ryder System, Inc.	1,359	132,557
Union Pacific Corp.	11,029	2,289,731

		3,497,771
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	4,455	144,476
Medtronic PLC	17,277	1,219,065

		1,363,541
Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	6,714	610,974
Cigna Group (The)	7,941	2,455,357
CVS Health Corp.	21,272	1,467,981
Patterson Cos., Inc.	1,482	45,142
Premier, Inc., Class A	2,851	54,796
Quest Diagnostics, Inc.	2,652	345,025

		4,979,275
Health Care REITs — 0.3%
Healthpeak Properties, Inc.	7,694	119,642
Medical Properties Trust, Inc.	25,777	123,214
National Health Investors, Inc.	1,338	66,954
Omega Healthcare Investors, Inc.	5,332	176,489
Physicians Realty Trust	1,538	16,703
Sabra Health Care REIT, Inc.	4,925	67,177
Ventas, Inc.	2,779	117,996

		688,175
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	3,892	61,027
Host Hotels & Resorts, Inc.	7,327	113,422
Park Hotels & Resorts, Inc.	6,538	75,383

		249,832
Hotels, Restaurants & Leisure — 0.6%
Bloomin’ Brands, Inc.	1,596	37,251
Cracker Barrel Old Country Store, Inc.	885	58,729
Darden Restaurants, Inc.	2,619	381,143
Domino’s Pizza, Inc.	394	133,562
Marriott Vacations Worldwide Corp.	1,560	140,182
Papa John’s International, Inc.	908	59,038
Red Rock Resorts, Inc., Class A	2,061	81,512
Travel + Leisure Co.	3,033	103,213
Vail Resorts, Inc.	692	146,877
Wendy’s Co. (The)	4,016	76,384
Wyndham Hotels & Resorts, Inc.	1,820	131,768

		1,349,659
Household Durables — 0.3%
Garmin Ltd.	4,897	502,089
Leggett & Platt, Inc.	2,909	68,158
MDC Holdings, Inc.	828	31,423

Security	Shares	Value

Household Durables (continued)
Newell Brands, Inc.	6,634	$44,580
Tempur Sealy International, Inc.	4,185	167,107

		813,357
Household Products — 2.8%
Clorox Co. (The)	1,138	133,943
Colgate-Palmolive Co.	11,324	850,659
Energizer Holdings, Inc.	1,006	31,769
Kimberly-Clark Corp.	3,950	472,578
Procter & Gamble Co. (The)	33,282	4,993,298
Reynolds Consumer Products, Inc.	606	15,411
Spectrum Brands Holdings, Inc.	1,496	112,679

		6,610,337
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	7,358	109,634
Clearway Energy, Inc., Class A	693	14,117
Clearway Energy, Inc., Class C	1,524	33,086

		156,837
Industrial Conglomerates — 1.2%
3M Co.	13,088	1,190,354
Honeywell International, Inc.	9,328	1,709,449

		2,899,803
Industrial REITs — 0.3%
LXP Industrial Trust	2,203	17,426
Prologis, Inc.	7,352	740,714

		758,140
Insurance — 4.0%
Aflac, Inc.	10,077	787,115
Allstate Corp. (The)	7,438	953,031
American International Group, Inc.	20,472	1,255,138
Assurant, Inc.	1,307	194,612
Axis Capital Holdings Ltd.	583	33,289
Chubb Ltd.	5,491	1,178,479
Cincinnati Financial Corp.	1,703	169,738
CNO Financial Group, Inc.	2,895	67,106
Fidelity National Financial, Inc., Class A	4,746	185,521
First American Financial Corp.	1,805	92,849
Hanover Insurance Group, Inc. (The)	338	39,617
Hartford Financial Services Group, Inc. (The)	7,118	522,817
Kemper Corp.	424	16,909
MetLife, Inc.	15,897	953,979
Old Republic International Corp.	4,569	125,099
Principal Financial Group, Inc.	5,105	345,506
Prudential Financial, Inc.	8,624	788,579
Reinsurance Group of America, Inc.	623	93,120
Travelers Cos., Inc. (The)	4,486	751,136
Unum Group	2,008	98,191
Willis Towers Watson PLC	3,650	860,999

		9,512,830
Interactive Media & Services — 0.0%
Shutterstock, Inc.	421	17,126

IT Services — 2.5%
International Business Machines Corp.	40,145	5,806,573

Leisure Products — 0.1%
Acushnet Holdings Corp.	562	28,639
Brunswick Corp.	1,634	113,514
Hasbro, Inc.	1,697	76,620
Polaris, Inc.	1,207	104,309

		323,082

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery — 1.5%
Allison Transmission Holdings, Inc.	2,123	$107,042
Caterpillar, Inc.	6,928	1,566,074
Crane Co.	646	62,875
Cummins, Inc.	1,517	328,127
Flowserve Corp.	758	27,834
Hillenbrand, Inc.	1,287	48,945
Illinois Tool Works, Inc.	3,319	743,854
Kennametal, Inc.	1,493	34,503
Oshkosh Corp.	343	30,091
Snap-on, Inc.	597	153,990
Stanley Black & Decker, Inc.	5,049	429,418

		3,532,753
Marine Transportation — 0.0%
Matson, Inc.	1,322	115,080

Media — 2.2%
Cable One, Inc.	111	61,036
Comcast Corp., Class A	99,067	4,090,477
Fox Corp., Class A, NVS	8,993	273,297
Fox Corp., Class B	4,618	128,888
Interpublic Group of Cos., Inc. (The)	5,596	158,926
John Wiley & Sons, Inc., Class A	762	23,066
Omnicom Group, Inc.	4,905	367,434
Paramount Global, Class A	129	1,793
Paramount Global, Class B, NVS	8,605	93,622
Sirius XM Holdings, Inc.	13,856	59,304
TEGNA, Inc.	1,591	23,085

		5,280,928
Metals & Mining — 1.0%
Arch Resources, Inc., Class A	541	81,599
Newmont Corp.	12,894	483,138
Nucor Corp.	6,059	895,460
Southern Copper Corp.	1,111	78,770
Steel Dynamics, Inc.	4,945	526,692
United States Steel Corp.	5,832	197,646
Worthington Industries, Inc.	300	18,486

		2,281,791
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AGNC Investment Corp.	15,935	117,600
Blackstone Mortgage Trust, Inc., Class A	930	18,554
Rithm Capital Corp.	13,779	128,558
Starwood Property Trust, Inc.	5,400	95,850

		360,562
Multi-Utilities — 1.1%
Ameren Corp.	1,661	125,754
Black Hills Corp.	300	14,505
CenterPoint Energy, Inc.	5,053	135,825
CMS Energy Corp.	3,355	182,311
Consolidated Edison, Inc.	5,418	475,646
Dominion Energy, Inc.	8,463	341,228
DTE Energy Co.	448	43,178
Public Service Enterprise Group, Inc.	5,453	336,177
Sempra	7,833	548,545
WEC Energy Group, Inc.	3,625	295,039

		2,498,208
Office REITs — 0.2%
Boston Properties, Inc.	2,462	131,889
COPT Defense Properties	1,443	32,900
Cousins Properties, Inc.	2,441	43,621
Douglas Emmett, Inc.	4,088	45,827
Highwoods Properties, Inc.	2,506	44,832

Security	Shares	Value

Office REITs (continued)
Kilroy Realty Corp.	1,893	$54,102
Vornado Realty Trust	2,840	54,528

		407,699
Oil, Gas & Consumable Fuels — 9.3%
Antero Midstream Corp.	6,846	84,480
APA Corp.	9,075	360,459
California Resources Corp.	1,655	87,036
Chevron Corp.	16,702	2,433,982
Chord Energy Corp.	1,104	182,513
Civitas Resources, Inc.	555	41,864
Comstock Resources, Inc.	1,090	13,734
ConocoPhillips	21,223	2,521,292
CONSOL Energy, Inc.	304	27,935
Coterra Energy, Inc.	19,083	524,783
CVR Energy, Inc.	432	14,148
Devon Energy Corp.	19,299	898,754
Diamondback Energy, Inc.	4,175	669,336
DT Midstream, Inc.	1,371	73,993
EOG Resources, Inc.	4,487	566,484
Equitrans Midstream Corp.	7,332	65,035
Exxon Mobil Corp.	61,313	6,489,981
HF Sinclair Corp.	3,553	196,765
Kinder Morgan, Inc.	39,800	644,760
Magnolia Oil & Gas Corp., Class A	3,694	82,930
Marathon Oil Corp.	19,479	531,972
Murphy Oil Corp.	901	40,428
New Fortress Energy, Inc., Class A	1,481	44,874
ONEOK, Inc.	7,032	458,486
Ovintiv, Inc.	4,686	224,928
Phillips 66	8,225	938,226
Pioneer Natural Resources Co.	7,318	1,749,002
Targa Resources Corp.	2,028	169,561
Valero Energy Corp.	9,717	1,234,059
Williams Cos., Inc. (The)	16,767	576,785

		21,948,585
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	53,345	2,748,868
Johnson & Johnson	27,103	4,020,459
Merck & Co., Inc.	21,426	2,200,450
Organon & Co.	4,206	62,207
Perrigo Co. PLC	1,241	34,301
Pfizer, Inc.	86,385	2,639,926
Viatris, Inc.	20,168	179,495

		11,885,706
Professional Services — 0.6%
Automatic Data Processing, Inc.	4,085	891,429
ManpowerGroup, Inc.	1,349	94,389
Paychex, Inc.	2,773	307,942
Robert Half, Inc.	1,975	147,671

		1,441,431
Real Estate Management & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	2,720	35,006

Residential REITs — 0.4%
Apartment Income REIT Corp.	3,742	109,304
AvalonBay Communities, Inc.	1,058	175,353
Equity LifeStyle Properties, Inc.	1,010	66,458
Equity Residential	4,029	222,924
Essex Property Trust, Inc.	902	192,956

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Invitation Homes, Inc.	777	$23,069
Mid-America Apartment Communities, Inc.	1,314	155,249

		945,313
Retail REITs — 0.5%
Brixmor Property Group, Inc.	3,775	78,482
Federal Realty Investment Trust	438	39,941
Kimco Realty Corp.	8,051	144,435
Kite Realty Group Trust	2,887	61,551
Macerich Co. (The)	3,086	29,996
NNN REIT, Inc.	1,986	72,151
Regency Centers Corp.	1,872	112,807
Simon Property Group, Inc.	6,193	680,549
SITE Centers Corp.	2,450	28,567

		1,248,479
Semiconductors & Semiconductor Equipment — 12.3%
Broadcom, Inc.	14,114	11,875,096
Intel Corp.	103,036	3,760,814
NXP Semiconductors NV	12,512	2,157,444
QUALCOMM, Inc.	51,294	5,590,533
Skyworks Solutions, Inc.	8,770	760,710
Texas Instruments, Inc.	34,820	4,944,788

		29,089,385
Software — 0.2%
Gen Digital, Inc.	32,582	542,816

Specialized REITs — 1.2%
American Tower Corp.	2,840	506,060
Crown Castle, Inc.	8,009	744,677
Digital Realty Trust, Inc.	1,204	149,729
EPR Properties	1,697	72,462
Extra Space Storage, Inc.	2,876	297,925
Gaming & Leisure Properties, Inc.	646	29,322
Iron Mountain, Inc.	3,287	194,163
Lamar Advertising Co., Class A	1,390	114,355
Outfront Media, Inc.	4,681	45,687
PotlatchDeltic Corp.	1,076	46,107
Public Storage	1,662	396,736
Rayonier, Inc.	810	20,444
Weyerhaeuser Co.	8,232	236,176

		2,853,843
Specialty Retail — 3.8%
American Eagle Outfitters, Inc.	4,144	72,396
Dick’s Sporting Goods, Inc.	2,713	290,155
Gap, Inc. (The)	5,318	68,070
Home Depot, Inc. (The)	15,823	4,504,650
Lowe’s Cos., Inc.	19,240	3,666,567
Penske Automotive Group, Inc.	578	82,700
Williams-Sonoma, Inc.	2,416	362,980

		9,047,518

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.5%
Hewlett Packard Enterprise Co.	61,627	$947,823
NetApp, Inc.	15,195	1,105,892
Seagate Technology Holdings PLC	20,487	1,398,238

		3,451,953
Textiles, Apparel & Luxury Goods — 0.3%
Kontoor Brands, Inc.	1,171	54,393
Ralph Lauren Corp., Class A	1,558	175,322
Steven Madden Ltd.	1,764	57,842
Tapestry, Inc.	12,806	352,933
VF Corp.	10,076	148,419

		788,909
Tobacco — 1.9%
Altria Group, Inc.	55,931	2,246,748
Philip Morris International, Inc.	26,054	2,322,975

		4,569,723
Trading Companies & Distributors — 0.5%
Fastenal Co.	4,678	272,915
Ferguson PLC	4,403	661,331
Herc Holdings, Inc.	350	37,376
MSC Industrial Direct Co., Inc., Class A	656	62,156
Watsco, Inc.	280	97,689

		1,131,467
Water Utilities — 0.0%
Essential Utilities, Inc.	779	26,065

Total Long-Term Investments — 99.6% (Cost: $253,917,345)		235,668,479

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(b)	863,690	863,690

Total Short-Term Securities — 0.4% (Cost: $863,690)		863,690

Total Investments — 100.0% (Cost: $254,781,035)		236,532,169
Liabilities in Excess of Other Assets — (0.0)%		(30,765)

Net Assets — 100.0%		$236,501,404

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$859,810	$3,880	(a)	$—	$—	$—	$863,690	863,690	$20,550	$—
BlackRock, Inc.	1,322,935	104,745		(299,318)	(34,925)	(52,561)	1,040,876	1,700	17,795	—

					$(34,925)	$(52,561)	$1,904,566		$38,345	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	38	12/15/23	$800	$(25,025)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$25,025	$—	$—	$—	$25,025

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$3,505	$—	$—	$—	$3,505

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(42,854)	$—	$—	$—	$ (42,854)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,000,049

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$235,668,479	$—	$—	$235,668,479
Short-Term Securities
Money Market Funds	863,690	—	—	863,690

	$236,532,169	$—	$—	$236,532,169

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(25,025)	$—	$—	$(25,025)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) October 31, 2023	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.6%
BWX Technologies, Inc.	67,675	$5,026,899
Curtiss-Wright Corp.	10,143	2,016,530
General Dynamics Corp.	317,569	76,632,575
HEICO Corp.	3,786	599,740
HEICO Corp., Class A	7,445	946,483
Huntington Ingalls Industries, Inc.	54,291	11,934,248
L3Harris Technologies, Inc.	295,047	52,934,382
Lockheed Martin Corp.	371,581	168,935,586
Northrop Grumman Corp.	147,001	69,300,682
RTX Corp.	2,405,259	195,764,030

		584,091,155
Air Freight & Logistics — 1.2%
CH Robinson Worldwide, Inc.	190,199	15,563,984
Expeditors International of Washington, Inc.	105,994	11,579,845
Forward Air Corp.	20,513	1,321,242
United Parcel Service, Inc., Class B	1,685,513	238,078,711

		266,543,782
Automobile Components — 0.0%
Gentex Corp.	202,220	5,799,670

Automobiles — 0.0%
Thor Industries, Inc.	54,804	4,818,916

Banks — 8.2%
Associated Banc-Corp.	441,602	7,158,368
Atlantic Union Bankshares Corp.	130,119	3,748,728
BancFirst Corp.	18,491	1,499,805
Bank of America Corp.	13,656,795	359,719,980
Bank OZK	232,243	8,316,622
BOK Financial Corp.	44,614	2,923,109
Cadence Bank	145,900	3,090,162
Cathay General Bancorp	153,149	5,193,283
Citigroup, Inc.	5,811,281	229,487,487
Comerica, Inc.	469,949	18,515,991
Commerce Bancshares, Inc.	150,322	6,593,123
Community Bank System, Inc.	101,405	4,051,130
Cullen/Frost Bankers, Inc.	148,718	13,531,851
CVB Financial Corp.	344,693	5,384,105
East West Bancorp, Inc.	298,453	16,003,050
Fifth Third Bancorp	1,976,296	46,857,978
First Bancorp	367,396	4,904,737
First Financial Bankshares, Inc.	199,086	4,788,018
First Horizon Corp.	1,585,168	17,040,556
Glacier Bancorp, Inc.	294,106	8,879,060
Home BancShares, Inc.	360,278	7,367,685
Independent Bank Corp.	69,304	3,382,035
JPMorgan Chase & Co.	4,697,280	653,203,757
M&T Bank Corp.	414,378	46,721,120
PNC Financial Services Group, Inc. (The)	1,217,880	139,410,724
Popular, Inc.	144,912	9,425,076
Prosperity Bancshares, Inc.	214,657	11,707,393
Regions Financial Corp.	2,910,061	42,283,186
ServisFirst Bancshares, Inc.	68,585	3,234,469
Simmons First National Corp., Class A	262,560	3,730,978
SouthState Corp.	130,272	8,610,979
Synovus Financial Corp.	424,793	11,074,354
U.S. Bancorp	4,319,418	137,703,046
UMB Financial Corp.	63,334	3,972,308
United Community Banks, Inc.	232,614	5,138,443
Wintrust Financial Corp.	74,663	5,576,579

Security	Shares	Value

Banks (continued)
WSFS Financial Corp.	31,138	$1,102,285
Zions Bancorp N.A.	408,064	12,588,774

		1,873,920,334
Beverages — 3.6%
Brown-Forman Corp., Class A	42,675	2,450,398
Brown-Forman Corp., Class B, NVS	138,714	7,790,178
Coca-Cola Co. (The)	7,097,175	400,919,416
Constellation Brands, Inc., Class A	129,026	30,211,438
PepsiCo, Inc.	2,324,056	379,471,864

		820,843,294
Biotechnology — 4.8%
AbbVie, Inc.	4,178,391	589,905,241
Amgen, Inc.	1,065,013	272,323,824
Gilead Sciences, Inc.	2,936,246	230,612,761

		1,092,841,826
Broadline Retail — 0.0%
Dillard’s, Inc., Class A	880	273,196

Building Products — 0.5%
A O Smith Corp.	120,968	8,438,728
AAON, Inc.	18,806	1,024,551
Advanced Drainage Systems, Inc.	18,857	2,014,493
Allegion PLC	85,377	8,397,682
Carlisle Cos., Inc.	39,479	10,031,219
Fortune Brands Innovations, Inc.	102,919	5,742,880
Lennox International, Inc.	21,891	8,111,491
Masco Corp.	260,380	13,563,194
Owens Corning	76,919	8,720,307
Simpson Manufacturing Co., Inc.	19,455	2,591,017
Trane Technologies PLC	194,870	37,085,710
UFP Industries, Inc.	42,297	4,025,405

		109,746,677
Capital Markets — 5.0%
Ameriprise Financial, Inc.	96,228	30,270,442
Bank of New York Mellon Corp. (The)	1,569,713	66,712,802
BlackRock, Inc.(a)	251,439	153,951,071
CME Group, Inc., Class A	452,766	96,647,430
Cohen & Steers, Inc.	54,222	2,832,557
Evercore, Inc., Class A	45,422	5,913,036
FactSet Research Systems, Inc.	20,377	8,800,623
Goldman Sachs Group, Inc. (The)	663,322	201,391,192
Hamilton Lane, Inc., Class A	44,780	3,766,894
Houlihan Lokey, Inc., Class A	62,375	6,269,935
Intercontinental Exchange, Inc.	481,318	51,712,806
Jefferies Financial Group, Inc.	355,925	11,453,667
MarketAxess Holdings, Inc.	27,748	5,931,135
Moody’s Corp.	83,510	25,721,080
Morgan Stanley	3,065,620	217,107,208
Morningstar, Inc.	8,843	2,239,401
MSCI, Inc., Class A	47,709	22,497,179
Nasdaq, Inc.	338,060	16,767,776
Northern Trust Corp.	475,949	31,369,799
Raymond James Financial, Inc.	178,325	17,019,338
S&P Global, Inc.	174,060	60,800,899
SEI Investments Co.	87,989	4,721,490
State Street Corp.	700,920	45,300,460
Stifel Financial Corp.	137,682	7,847,874
T Rowe Price Group, Inc.	571,289	51,701,654

		1,148,747,748
Chemicals — 2.0%
Air Products & Chemicals, Inc.	308,920	87,251,365

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Albemarle Corp.	57,833	$7,332,068
Ashland, Inc.	50,203	3,847,056
Avient Corp.	126,815	4,009,890
Balchem Corp.	9,978	1,159,843
Cabot Corp.	72,706	4,833,495
Celanese Corp., Class A	129,246	14,799,959
Eastman Chemical Co.	266,295	19,900,225
Ecolab, Inc.	169,188	28,379,595
HB Fuller Co.	37,732	2,495,972
Innospec, Inc.	19,353	1,896,594
International Flavors & Fragrances, Inc.	676,924	46,267,755
Linde PLC	379,454	145,012,141
NewMarket Corp.	8,093	3,902,040
PPG Industries, Inc.	259,525	31,861,884
Quaker Chemical Corp.	6,988	1,004,315
RPM International, Inc.	129,289	11,800,207
Sensient Technologies Corp.	62,628	3,533,472
Sherwin-Williams Co. (The)	122,687	29,225,270
Stepan Co.	22,532	1,685,394
Westlake Corp.	31,525	3,636,724

		453,835,264
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	75,945	2,987,676
Brady Corp., Class A, NVS	48,976	2,520,305
Cintas Corp.	55,132	27,958,540
MSA Safety, Inc.	22,986	3,629,030
Republic Services, Inc.	164,075	24,363,497
Tetra Tech, Inc.	20,689	3,122,177
Veralto Corp.(b)	54,136	3,735,384
Waste Management, Inc.	386,392	63,495,797

		131,812,406
Communications Equipment — 1.6%
Cisco Systems, Inc.	6,511,539	339,446,528
Motorola Solutions, Inc.	122,190	34,025,027

		373,471,555
Construction & Engineering — 0.0%
Comfort Systems U.S.A., Inc.	10,429	1,896,513
MDU Resources Group, Inc.	536,134	9,977,454

		11,873,967
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	24,558	10,042,749
Vulcan Materials Co.	61,935	12,169,608

		22,212,357
Consumer Finance — 0.6%
American Express Co.	526,491	76,883,481
Discover Financial Services	451,768	37,081,117
FirstCash Holdings, Inc.	32,125	3,499,055
Nelnet, Inc., Class A	11,564	980,743
Synchrony Financial	790,316	22,168,364

		140,612,760
Consumer Staples Distribution & Retail — 2.3%
Casey’s General Stores, Inc.	15,902	4,323,913
Costco Wholesale Corp.	192,713	106,462,370
Dollar General Corp.	239,159	28,469,487
Kroger Co. (The)	975,159	44,242,964
Sysco Corp.	860,642	57,224,087
Target Corp.	956,241	105,941,940
Walmart, Inc.	1,153,701	188,526,280

		535,191,041

Security	Shares	Value

Containers & Packaging — 0.2%
AptarGroup, Inc.	50,909	$6,224,644
Avery Dennison Corp.	82,844	14,420,655
Ball Corp.	277,956	13,383,581
Silgan Holdings, Inc.	81,638	3,270,418
Sonoco Products Co.	211,667	10,966,467

		48,265,765
Distributors — 0.2%
Genuine Parts Co.	205,874	26,528,924
Pool Corp.	28,528	9,008,286

		35,537,210
Diversified Consumer Services — 0.1%
Graham Holdings Co., Class B	2,623	1,517,982
H&R Block, Inc.	265,656	10,905,179
Service Corp. International	154,042	8,382,966

		20,806,127
Electric Utilities — 4.4%
ALLETE, Inc.	166,586	8,919,014
Alliant Energy Corp.	536,759	26,188,472
American Electric Power Co., Inc.	1,303,594	98,473,491
Duke Energy Corp.	2,103,820	187,008,560
Edison International	969,841	61,158,174
Entergy Corp.	562,800	53,798,052
Evergy, Inc.	613,667	30,155,596
Eversource Energy	897,930	48,299,655
IDACORP, Inc.	98,392	9,318,706
MGE Energy, Inc.	47,415	3,396,336
NextEra Energy, Inc.	3,355,351	195,616,963
Otter Tail Corp.	58,198	4,477,754
PNM Resources, Inc.	166,723	7,045,714
Portland General Electric Co.	248,665	9,951,573
Southern Co. (The)	2,684,515	180,667,860
Xcel Energy, Inc.	1,184,619	70,212,368

		994,688,288
Electrical Equipment — 0.9%
AMETEK, Inc.	85,282	12,005,147
Eaton Corp. PLC	344,073	71,536,217
Emerson Electric Co.	702,413	62,493,685
Hubbell, Inc.	44,121	11,917,082
nVent Electric PLC	121,515	5,848,517
Regal Rexnord Corp.	33,477	3,964,012
Rockwell Automation, Inc.	102,215	26,863,124

		194,627,784
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	332,572	26,788,675
Avnet, Inc.	124,747	5,779,529
Badger Meter, Inc.	10,138	1,404,620
CDW Corp.	87,206	17,476,082
Cognex Corp.	56,931	2,048,947
Corning, Inc.	1,570,586	42,028,881
Littelfuse, Inc.	14,566	3,156,015
TD SYNNEX Corp.	36,068	3,306,714
TE Connectivity Ltd.	332,370	39,169,804

		141,159,267
Financial Services — 1.6%
Equitable Holdings, Inc.	608,283	16,162,079
Fidelity National Information Services, Inc.	1,294,971	63,596,026
Jack Henry & Associates, Inc.	57,343	8,084,790
Mastercard, Inc., Class A	268,873	101,190,353

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Visa, Inc., Class A	689,317	$162,058,427
Walker & Dunlop, Inc.	59,430	3,851,064

		354,942,739
Food Products — 1.6%
Archer-Daniels-Midland Co.	735,800	52,661,206
Flowers Foods, Inc.	459,985	10,087,471
Hershey Co. (The)	194,159	36,375,689
Hormel Foods Corp.	500,458	16,289,908
Ingredion, Inc.	109,290	10,227,358
J & J Snack Foods Corp.	15,029	2,353,692
J M Smucker Co. (The)	187,473	21,341,926
Kellanova	604,205	30,494,226
Lamb Weston Holdings, Inc.	98,601	8,854,370
Lancaster Colony Corp.	24,112	4,079,027
McCormick & Co., Inc., NVS	285,760	18,260,064
Mondelez International, Inc., Class A	1,752,951	116,062,886
Tyson Foods, Inc., Class A	622,143	28,836,328
WK Kellogg Co.(b)	151,179	1,514,813

		357,438,964
Gas Utilities — 0.4%
Atmos Energy Corp.	222,968	24,004,735
Chesapeake Utilities Corp.	22,802	2,020,485
National Fuel Gas Co.	206,847	10,538,855
New Jersey Resources Corp.	213,952	8,682,172
ONE Gas, Inc.	114,834	6,935,974
Southwest Gas Holdings, Inc.	158,189	9,271,457
Spire, Inc.	151,589	8,432,896
UGI Corp.	735,159	15,291,307

		85,177,881
Ground Transportation — 1.4%
CSX Corp.	1,755,705	52,407,794
JB Hunt Transport Services, Inc.	43,730	7,515,875
Landstar System, Inc.	15,125	2,492,298
Norfolk Southern Corp.	361,125	68,899,039
Old Dominion Freight Line, Inc.	19,835	7,471,051
Ryder System, Inc.	77,210	7,531,063
Schneider National, Inc., Class B	31,183	789,865
Union Pacific Corp.	867,800	180,163,958
Werner Enterprises, Inc.	41,696	1,514,399

		328,785,342
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	2,034,680	192,378,994
Baxter International, Inc.	860,553	27,907,734
Becton Dickinson & Co.	225,437	56,985,965
DENTSPLY SIRONA, Inc.	189,670	5,767,865
Medtronic PLC	2,650,164	186,995,572
ResMed, Inc.	107,554	15,188,776
STERIS PLC	48,760	10,238,625
Stryker Corp.	204,685	55,309,980

		550,773,511
Health Care Providers & Services — 3.0%
Cardinal Health, Inc.	339,568	30,900,688
Cencora, Inc.	105,532	19,539,250
Chemed Corp.	2,478	1,394,247
Elevance Health, Inc.	183,282	82,493,395
Encompass Health Corp.	49,651	3,106,166
Ensign Group, Inc. (The)	8,891	858,871
HCA Healthcare, Inc.	104,819	23,703,769
Humana, Inc.	55,668	29,152,775
McKesson Corp.	47,828	21,778,958

Security	Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.	146,271	$19,029,857
UnitedHealth Group, Inc.	855,029	457,919,331

		689,877,307
Hotels, Restaurants & Leisure — 1.9%
Domino’s Pizza, Inc.	26,086	8,842,893
McDonald’s Corp.	938,723	246,105,009
Starbucks Corp.	1,475,487	136,098,921
Texas Roadhouse, Inc.	85,318	8,663,190
Wingstop, Inc.	9,978	1,823,679
Yum! Brands, Inc.	310,599	37,538,995

		439,072,687
Household Durables — 0.2%
DR Horton, Inc.	156,163	16,303,417
Garmin Ltd.	252,276	25,865,858

		42,169,275
Household Products — 3.1%
Church & Dwight Co., Inc.	168,143	15,290,924
Colgate-Palmolive Co.	1,283,328	96,403,599
Kimberly-Clark Corp.	733,069	87,704,375
Procter & Gamble Co. (The)	3,395,652	509,449,670
WD-40 Co.	13,664	2,888,570

		711,737,138
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	1,490,970	22,215,453

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	865,603	158,630,406

Insurance — 3.3%
Aflac, Inc.	723,560	56,517,272
Allstate Corp. (The)	503,952	64,571,370
American Equity Investment Life Holding Co.(b)	24,708	1,308,536
American Financial Group, Inc.	90,861	9,936,559
Aon PLC, Class A	87,956	27,213,586
Arthur J. Gallagher & Co.	120,245	28,316,495
Assurant, Inc.	63,263	9,419,861
Assured Guaranty Ltd.	65,270	4,072,848
Axis Capital Holdings Ltd.	146,873	8,386,448
Brown & Brown, Inc.	87,066	6,044,122
Chubb Ltd.	411,020	88,213,113
Cincinnati Financial Corp.	262,388	26,152,212
CNO Financial Group, Inc.	171,520	3,975,834
Erie Indemnity Co., Class A, NVS	25,427	7,022,683
Everest Group Ltd.	45,246	17,900,223
First American Financial Corp.	203,875	10,487,330
Globe Life, Inc.	43,583	5,071,318
Hanover Insurance Group, Inc. (The)	63,767	7,474,130
Hartford Financial Services Group, Inc. (The)	426,692	31,340,527
Kinsale Capital Group, Inc.	2,142	715,235
Marsh & McLennan Cos., Inc.	422,325	80,093,936
MetLife, Inc.	1,234,112	74,059,061
Old Republic International Corp.	580,458	15,892,940
Primerica, Inc.	29,007	5,544,978
Principal Financial Group, Inc.	441,109	29,854,257
Reinsurance Group of America, Inc.	95,183	14,227,003
RenaissanceRe Holdings Ltd.	22,692	4,982,936
RLI Corp.	19,342	2,577,128
Selective Insurance Group, Inc.	42,198	4,393,234
Travelers Cos., Inc. (The)	334,330	55,980,215
Unum Group	325,546	15,919,199

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
W. R. Berkley Corp.	81,689	$5,507,472
Willis Towers Watson PLC	99,683	23,514,223

		746,686,284
IT Services — 0.7%
Accenture PLC, Class A	504,996	150,029,262

Leisure Products — 0.1%
Acushnet Holdings Corp.	30,070	1,532,367
Brunswick Corp.	85,382	5,931,487
Polaris, Inc.	75,180	6,497,056

		13,960,910
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	133,640	13,814,367
Danaher Corp.	162,040	31,114,921
Thermo Fisher Scientific, Inc.	58,814	26,158,703
West Pharmaceutical Services, Inc.	8,185	2,605,203

		73,693,194
Machinery — 2.3%
AGCO Corp.	33,870	3,883,534
Caterpillar, Inc.	551,730	124,718,567
Cummins, Inc.	234,687	50,762,798
Donaldson Co., Inc.	112,106	6,464,032
Dover Corp.	115,014	14,946,069
Franklin Electric Co., Inc.	21,016	1,822,508
Graco, Inc.	120,296	8,944,008
Hillenbrand, Inc.	78,144	2,971,816
IDEX Corp.	51,070	9,775,309
Illinois Tool Works, Inc.	345,885	77,519,746
Ingersoll Rand, Inc.	30,962	1,878,774
ITT, Inc.	55,492	5,180,178
Kadant, Inc.	4,074	896,280
Lincoln Electric Holdings, Inc.	46,287	8,090,968
Nordson Corp.	35,806	7,611,998
Oshkosh Corp.	61,150	5,364,690
Otis Worldwide Corp.	387,148	29,891,697
PACCAR, Inc.	398,289	32,870,791
Parker-Hannifin Corp.	107,125	39,519,484
Pentair PLC	121,987	7,089,884
Snap-on, Inc.	76,427	19,713,580
Stanley Black & Decker, Inc.	305,904	26,017,135
Terex Corp.	41,558	1,903,356
Timken Co. (The)	67,201	4,644,933
Toro Co. (The)	80,771	6,529,528
Watts Water Technologies, Inc., Class A	12,736	2,203,455
Xylem, Inc.	188,919	17,671,483

		518,886,601
Marine Transportation — 0.0%
Matson, Inc.	31,422	2,735,285

Media — 1.5%
Cable One, Inc.	5,331	2,931,357
Comcast Corp., Class A	6,255,496	258,289,430
Interpublic Group of Cos., Inc. (The)	864,267	24,545,183
John Wiley & Sons, Inc., Class A	100,046	3,028,392
Nexstar Media Group, Inc., Class A	80,485	11,274,339
Omnicom Group, Inc.	407,650	30,537,062
Sirius XM Holdings, Inc.(c)	913,483	3,909,707

		334,515,470
Metals & Mining — 0.4%
Nucor Corp.	177,882	26,289,181
Reliance Steel & Aluminum Co.	51,056	12,987,625

Security	Shares	Value

Metals & Mining (continued)
Royal Gold, Inc.	53,100	$5,539,923
Southern Copper Corp.	249,978	17,723,440
Steel Dynamics, Inc.	153,530	16,352,480
Worthington Industries, Inc.	29,446	1,814,463

		80,707,112
Multi-Utilities — 1.9%
Ameren Corp.	495,232	37,494,015
Black Hills Corp.	182,179	8,808,355
CMS Energy Corp.	601,988	32,712,028
Consolidated Edison, Inc.	754,364	66,225,616
DTE Energy Co.	452,522	43,614,070
NiSource, Inc.	918,490	23,109,208
Public Service Enterprise Group, Inc.	1,119,683	69,028,457
Sempra	1,253,821	87,805,085
WEC Energy Group, Inc.	699,606	56,940,932

		425,737,766
Oil, Gas & Consumable Fuels — 6.8%
Chevron Corp.	3,758,558	547,734,657
ConocoPhillips	1,168,459	138,812,929
EOG Resources, Inc.	844,494	106,617,368
Exxon Mobil Corp.	6,076,214	643,167,252
Phillips 66	962,534	109,796,254
Texas Pacific Land Corp.	2,495	4,605,645

		1,550,734,105
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	63,427	3,252,537

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	227,264	29,287,512
Inter Parfums, Inc.	20,615	2,620,372

		31,907,884
Pharmaceuticals — 8.8%
Bristol-Myers Squibb Co.	4,676,163	240,962,679
Eli Lilly & Co.	370,444	205,200,045
Johnson & Johnson	4,225,617	626,828,026
Merck & Co., Inc.	4,053,067	416,249,981
Perrigo Co. PLC	257,862	7,127,306
Pfizer, Inc.	15,691,372	479,528,328
Zoetis, Inc., Class A	215,699	33,864,743

		2,009,761,108
Professional Services — 0.8%
Automatic Data Processing, Inc.	479,361	104,606,158
Booz Allen Hamilton Holding Corp., Class A	127,074	15,239,985
Broadridge Financial Solutions, Inc.	107,935	18,418,028
Exponent, Inc.	34,582	2,534,515
Genpact Ltd.	148,297	4,973,881
Insperity, Inc.	48,061	5,086,776
ManpowerGroup, Inc.	113,995	7,976,230
Robert Half, Inc.	167,153	12,498,030
SS&C Technologies Holdings, Inc.	217,719	10,940,380

		182,273,983
Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	556,492	87,552,886
Applied Materials, Inc.	410,442	54,321,999
Broadcom, Inc.	512,272	431,010,293
KLA Corp.	80,883	37,990,745
Lam Research Corp.	77,353	45,500,582
Microchip Technology, Inc.	644,268	45,929,866
Monolithic Power Systems, Inc.	19,996	8,833,033
NXP Semiconductors NV	296,543	51,132,909

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Power Integrations, Inc.	29,686	$2,058,130
QUALCOMM, Inc.	1,810,814	197,360,618
Skyworks Solutions, Inc.	238,477	20,685,495
Texas Instruments, Inc.	1,560,531	221,611,007
Universal Display Corp.	23,850	3,319,443

		1,207,307,006
Software — 4.0%
Dolby Laboratories, Inc., Class A	46,010	3,724,050
Intuit, Inc.	92,415	45,740,804
Microsoft Corp.	2,171,517	734,211,613
Oracle Corp.	1,153,617	119,283,998
Roper Technologies, Inc.	34,476	16,843,939

		919,804,404
Specialty Retail — 3.0%
Best Buy Co., Inc.	564,682	37,732,051
Dick’s Sporting Goods, Inc.	128,802	13,775,374
Group 1 Automotive, Inc.	6,667	1,682,284
Home Depot, Inc. (The)	1,512,754	430,665,936
Lithia Motors, Inc., Class A	10,512	2,546,111
Lowe’s Cos., Inc.	665,611	126,845,488
Penske Automotive Group, Inc.	25,296	3,619,352
Ross Stores, Inc.	223,640	25,935,531
Tractor Supply Co.	121,712	23,436,863
Valvoline, Inc.	129,810	3,851,463
Williams-Sonoma, Inc.	98,142	14,744,854

		684,835,307
Technology Hardware, Storage & Peripherals — 3.3%
Apple Inc.	3,789,942	647,208,395
Hewlett Packard Enterprise Co.	2,037,107	31,330,706
HP, Inc.	1,763,968	46,445,278
NetApp, Inc.	313,149	22,790,984

		747,775,363
Textiles, Apparel & Luxury Goods — 0.5%
Carter’s, Inc.	101,142	6,792,697
Columbia Sportswear Co.	31,573	2,330,087
NIKE, Inc., Class B	974,442	100,143,404
Steven Madden Ltd.	110,883	3,635,854

		112,902,042
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A	118,019	4,086,998

Security	Shares	Value

Trading Companies & Distributors (continued)
Applied Industrial Technologies, Inc.	19,950	$3,062,525
Boise Cascade Co.	17,498	1,640,438
Fastenal Co.	831,985	48,538,005
GATX Corp.	39,653	4,146,911
McGrath RentCorp	27,389	2,755,333
MSC Industrial Direct Co., Inc., Class A	93,031	8,814,687
Rush Enterprises, Inc., Class A	54,583	1,942,063
Rush Enterprises, Inc., Class B	9,937	401,852
Watsco, Inc.	54,690	19,080,794
WW Grainger, Inc.	28,005	20,438,889

		114,908,495
Water Utilities — 0.2%
American States Water Co.	45,552	3,555,333
American Water Works Co., Inc.	235,897	27,753,282
California Water Service Group	70,160	3,415,389
Essential Utilities, Inc.	486,268	16,270,527
SJW Group	39,093	2,442,531

		53,437,062

Total Long-Term Investments — 99.7% (Cost: $21,227,187,679)		22,718,392,272

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(a)(d)(e)	3,963,080	3,964,665
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(d)	46,583,009	46,583,009

Total Short-Term Securities — 0.2% (Cost: $50,547,599)		50,547,674

Total Investments — 99.9% (Cost: $21,277,735,278)		22,768,939,946
Other Assets Less Liabilities — 0.1%		27,688,679

Net Assets — 100.0%		$22,796,628,625

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend Growth ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$644,774	$3,319,464	(a)	$—		$352	$75	$3,964,665	3,963,080	$221,846	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	46,636,422	—		(53,413	)(a)	—	—	46,583,009	46,583,009	1,446,116		—
BlackRock, Inc.	162,805,601	15,312,289		(9,508,264)		1,237,703	(15,896,258)	153,951,071	251,439	2,464,715		—

						$1,238,055	$(15,896,183)	$204,498,745		$4,132,677		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	346	12/15/23	$72,872	$(3,047,144)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$3,047,144	$—	$—	$—	$3,047,144

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,044,926	$—	$—	$—	$6,044,926

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$ (7,658,504)	$—	$—	$—	$ (7,658,504)

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core Dividend Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$83,157,775

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$22,718,392,272	$—	$—	$22,718,392,272
Short-Term Securities
Money Market Funds	50,547,674	—	—	50,547,674

	$22,768,939,946	$—	$—	$22,768,939,946

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(3,047,144)	$—	$—	$(3,047,144)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 2.4%
United Parcel Service, Inc., Class B	1,671,521	$236,102,341

Banks — 3.0%
Wells Fargo & Co.	7,397,706	294,206,768

Beverages — 8.0%
Coca-Cola Co. (The)	7,038,019	397,577,693
PepsiCo, Inc.	2,304,684	376,308,804

		773,886,497
Biotechnology — 8.4%
AbbVie, Inc.	4,143,586	584,991,471
Gilead Sciences, Inc.	2,911,713	228,685,939

		813,677,410
Capital Markets — 4.3%
Ares Management Corp., Class A	281,823	27,784,930
Artisan Partners Asset Management, Inc., Class A	229,999	7,589,967
BlackRock, Inc.(a)	249,251	152,611,402
Blackstone, Inc., Class A, NVS	1,194,534	110,315,215
Carlyle Group, Inc. (The)	548,489	15,105,387
Cohen & Steers, Inc.	51,955	2,714,129
Franklin Resources, Inc.	764,357	17,419,696
Invesco Ltd.	1,369,207	17,758,615
Janus Henderson Group PLC	442,446	10,207,229
Moelis & Co., Class A	203,532	8,475,073
T Rowe Price Group, Inc.	568,740	51,470,970

		421,452,613
Chemicals — 1.7%
Dow, Inc.	2,084,269	100,753,564
LyondellBasell Industries NV, Class A	735,234	66,347,516

		167,101,080
Communications Equipment — 3.5%
Cisco Systems, Inc.	6,457,278	336,617,902

Consumer Staples Distribution & Retail — 0.6%
Sysco Corp.	855,201	56,862,314

Containers & Packaging — 0.4%
Amcor PLC	4,493,471	39,946,957

Diversified Telecommunication Services — 6.7%
Verizon Communications, Inc.	18,544,116	651,454,795

Electric Utilities — 7.4%
ALLETE, Inc.	166,777	8,929,241
Alliant Energy Corp.	529,888	25,853,236
Duke Energy Corp.	2,086,218	185,443,918
IDACORP, Inc.	98,612	9,339,543
NextEra Energy, Inc.	3,327,398	193,987,303
PNM Resources, Inc.	165,225	6,982,409
PPL Corp.	1,676,746	41,197,649
Southern Co. (The)	2,662,165	179,163,704
Xcel Energy, Inc.	1,173,724	69,566,621

		720,463,624
Financial Services — 0.2%
Radian Group, Inc.	310,007	7,855,577
Western Union Co. (The)	1,453,864	16,414,125

		24,269,702
Food Products — 1.3%
General Mills, Inc.	1,215,626	79,307,440

Security	Shares	Value

Food Products (continued)
Hormel Foods Corp.	495,297	$16,121,917
Kellanova	601,869	30,376,329

		125,805,686
Gas Utilities — 0.1%
New Jersey Resources Corp.	214,260	8,694,671

Health Care Equipment & Supplies — 1.9%
Medtronic PLC	2,628,135	185,441,206

Hotels, Restaurants & Leisure — 0.4%
Darden Restaurants, Inc.	246,204	35,830,068

Household Durables — 0.3%
Garmin Ltd.	249,046	25,534,686

Household Products — 1.2%
Clorox Co. (The)	223,920	26,355,384
Kimberly-Clark Corp.	726,673	86,939,158
Reynolds Consumer Products, Inc.	113,093	2,875,955

		116,170,497
Insurance — 0.6%
Cincinnati Financial Corp.	261,636	26,077,260
Old Republic International Corp.	574,600	15,732,548
Unum Group	322,723	15,781,155

		57,590,963
IT Services — 3.5%
International Business Machines Corp.	2,352,414	340,253,161

Media — 2.6%
Comcast Corp., Class A	6,203,352	256,136,404

Metals & Mining — 0.2%
Southern Copper Corp.	247,836	17,571,572

Multi-Utilities — 2.7%
DTE Energy Co.	449,945	43,365,699
Northwestern Energy Group, Inc.	178,974	8,592,542
Public Service Enterprise Group, Inc.	1,109,343	68,390,996
Sempra	1,242,912	87,041,127
WEC Energy Group, Inc.	692,718	56,380,318

		263,770,682
Oil, Gas & Consumable Fuels — 22.3%
Antero Midstream Corp.	1,499,311	18,501,498
Chevron Corp.	3,727,163	543,159,464
Chord Energy Corp.	80,157	13,251,555
Coterra Energy, Inc.	1,249,262	34,354,705
DT Midstream, Inc.	308,414	16,645,104
EOG Resources, Inc.	837,525	105,737,531
Exxon Mobil Corp.	7,423,994	785,829,765
Kinder Morgan, Inc.	7,741,554	125,413,175
ONEOK, Inc.	1,551,239	101,140,783
Phillips 66	954,465	108,875,822
Pioneer Natural Resources Co.	747,351	178,616,889
Williams Cos., Inc. (The)	3,722,310	128,047,464

		2,159,573,755
Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	4,637,129	238,951,257
Johnson & Johnson	4,190,417	621,606,458

		860,557,715
Professional Services — 0.6%
Paychex, Inc.	548,702	60,933,357

Semiconductors & Semiconductor Equipment — 2.3%
Texas Instruments, Inc.	1,547,531	219,764,877

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 3.7%
Altria Group, Inc.	8,906,828	$357,787,281

Trading Companies & Distributors — 0.3%
MSC Industrial Direct Co., Inc., Class A	91,556	8,674,931
Watsco, Inc.	53,395	18,628,982

		27,303,913

Water Utilities — 0.2%
Essential Utilities, Inc.	484,796	16,221,274

Total Long-Term Investments — 99.7% (Cost: $10,275,297,812)		9,670,983,771

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(b)	10,847,919	10,847,919

Total Short-Term Securities — 0.1% (Cost: $10,847,919)		10,847,919

Total Investments — 99.8% (Cost: $10,286,145,731)		9,681,831,690
Other Assets Less Liabilities — 0.2%		15,043,841

Net Assets — 100.0%		$9,696,875,531

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$22,682,184	$—	$(11,834,265	)(a)	$—	$—	$10,847,919	10,847,919	$522,602	$—
BlackRock, Inc.	—	197,547,708	(22,081,673)		(339,197)	(22,515,436)	152,611,402	249,251	1,318,790	—

					$(339,197)	$(22,515,436)	$163,459,321		$1,841,392	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Index	147	12/15/23	$10,090	$219,294
E-Mini Dow Jones Industrial Average Index	44	12/15/23	7,290	(44,111)
E-Mini Energy Select Sector Index	67	12/15/23	6,004	(64,801)

				$110,382

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts	$—	$—	$219,294	$—	$—	$—	$219,294

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$108,912	$—	$—	$—	$108,912

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(854,568)	$—	$—	$—	$(854,568)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(1,675,345)	$—	$—	$—	$(1,675,345)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$28,591,108

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$9,670,983,771	$—	$—	$9,670,983,771
Short-Term Securities
Money Market Funds	10,847,919	—	—	10,847,919

	$9,681,831,690	$—	$—	$9,681,831,690

Derivative Financial Instruments(a)
Assets
Equity Contracts	$219,294	$—	$—	$219,294
Liabilities
Equity Contracts	(108,912)	—	—	(108,912)

	$110,382	$—	$—	$110,382

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) October 31, 2023	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Lockheed Martin Corp.	321,370	$146,107,657

Automobiles — 1.3%
Ford Motor Co.	23,308,805	227,260,849

Banks — 10.1%
Citizens Financial Group, Inc.	6,422,962	150,490,000
Comerica, Inc.	3,150,301	124,121,859
Fifth Third Bancorp	6,562,184	155,589,383
First Horizon Corp.	6,976,837	75,000,998
FNB Corp.	8,407,965	89,881,146
Huntington Bancshares, Inc.	17,039,154	164,427,836
KeyCorp	15,763,547	161,103,450
New York Community Bancorp, Inc., Class A	16,499,091	156,411,383
Regions Financial Corp.	9,595,191	139,418,125
Truist Financial Corp.	6,153,651	174,517,542
U.S. Bancorp	5,376,192	171,393,001
United Bankshares, Inc.	3,225,975	91,746,729
Valley National Bancorp	10,260,067	79,823,321

		1,733,924,773

Beverages — 1.0%
Coca-Cola Co. (The)	3,134,282	177,055,590

Biotechnology — 1.3%
Gilead Sciences, Inc.	2,824,045	221,800,494

Broadline Retail — 0.4%
Kohl’s Corp.	2,796,695	63,065,472

Capital Markets — 4.1%
Federated Hermes, Inc., Class B	1,927,397	61,098,485
Franklin Resources, Inc.	6,684,267	152,334,445
Invesco Ltd.	10,600,076	137,482,986
Janus Henderson Group PLC	3,124,087	72,072,687
Lazard Ltd., Class A	2,569,610	71,358,070
T Rowe Price Group, Inc.	2,348,211	212,513,095

		706,859,768

Chemicals — 2.8%
Chemours Co. (The)	3,444,962	83,058,034
Huntsman Corp.	4,255,845	99,288,864
LyondellBasell Industries NV, Class A	3,213,437	289,980,555

		472,327,453

Consumer Staples Distribution & Retail — 1.2%
Walgreens Boots Alliance, Inc.	9,528,448	200,859,684

Containers & Packaging — 4.9%
International Paper Co.	8,044,378	271,336,870
Packaging Corp. of America	1,612,090	246,730,375
Sonoco Products Co.	2,283,293	118,297,410
Westrock Co.	5,804,028	208,538,726

		844,903,381

Distributors — 0.6%
Genuine Parts Co.	773,332	99,651,562

Diversified Consumer Services — 0.8%
H&R Block, Inc.	3,519,228	144,464,309

Diversified Telecommunication Services — 4.0%
AT&T Inc.	19,197,106	295,635,432
Verizon Communications, Inc.	10,906,089	383,130,907

		678,766,339

Electric Utilities — 15.4%
Alliant Energy Corp.	4,166,476	203,282,364

Security	Shares	Value

Electric Utilities (continued)
American Electric Power Co., Inc.	2,572,189	$194,303,157
Edison International	3,966,632	250,135,814
Entergy Corp.	2,437,829	233,032,074
Eversource Energy	2,910,558	156,558,915
Exelon Corp.	5,260,360	204,838,418
FirstEnergy Corp.	6,046,983	215,272,595
IDACORP, Inc.	1,171,396	110,942,915
NextEra Energy, Inc.	2,158,014	125,812,216
NRG Energy, Inc.	5,095,145	215,932,245
OGE Energy Corp.	4,588,231	156,917,500
Pinnacle West Capital Corp.	2,475,619	183,641,417
PPL Corp.	7,994,110	196,415,283
Xcel Energy, Inc.	3,044,372	180,439,929

		2,627,524,842

Electrical Equipment — 0.9%
Emerson Electric Co.	1,785,715	158,875,064

Financial Services — 0.6%
Western Union Co. (The)	9,171,039	103,541,030

Food Products — 1.8%
Conagra Brands, Inc.	6,146,244	168,161,236
General Mills, Inc.	2,089,964	136,349,251

		304,510,487

Gas Utilities — 1.6%
New Jersey Resources Corp.	2,177,118	88,347,448
Southwest Gas Holdings, Inc.	1,438,591	84,315,819
UGI Corp.	4,898,203	101,882,622

		274,545,889

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	528,657	138,598,006
Wendy’s Co. (The)	4,024,111	76,538,591

		215,136,597

Household Durables — 2.7%
Garmin Ltd.	1,842,053	188,865,694
Leggett & Platt, Inc.	3,179,540	74,496,622
Newell Brands, Inc.	9,499,831	63,838,864
Whirlpool Corp.	1,259,017	131,642,818

		458,843,998

Household Products — 1.3%
Kimberly-Clark Corp.	1,855,619	222,006,257

Insurance — 8.0%
Cincinnati Financial Corp.	1,294,005	128,973,478
Fidelity National Financial, Inc., Class A	6,734,884	263,266,616
MetLife, Inc.	2,511,363	150,706,894
Old Republic International Corp.	6,761,797	185,138,002
Principal Financial Group, Inc.	2,091,293	141,538,710
Prudential Financial, Inc.	3,208,946	293,426,022
Unum Group	4,094,076	200,200,316

		1,363,250,038

IT Services — 2.1%
International Business Machines Corp.	2,426,144	350,917,468

Media — 1.9%
Interpublic Group of Cos., Inc. (The)	6,075,862	172,554,481
Omnicom Group, Inc.	2,087,021	156,338,743

		328,893,224

Metals & Mining — 1.2%
Newmont Corp.	5,296,440	198,457,607

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 10.3%
Avista Corp.	1,709,226	$54,165,372
Black Hills Corp.	1,505,659	72,798,612
CenterPoint Energy, Inc.	5,935,967	159,558,793
CMS Energy Corp.	3,364,172	182,809,106
Dominion Energy, Inc.	5,315,993	214,340,838
DTE Energy Co.	1,969,285	189,799,688
NiSource, Inc.	8,001,586	201,319,904
Northwestern Energy Group, Inc.	1,350,019	64,814,412
Public Service Enterprise Group, Inc.	3,890,097	239,824,480
Sempra	2,596,990	181,867,210
WEC Energy Group, Inc.	2,397,194	195,107,620

		1,756,406,035

Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	1,401,378	204,222,816
Exxon Mobil Corp.	1,832,743	193,995,847
Marathon Petroleum Corp.	1,155,274	174,735,192
ONEOK, Inc.	5,294,763	345,218,548
Valero Energy Corp.	1,419,881	180,324,887

		1,098,497,290

Pharmaceuticals — 2.0%
Merck & Co., Inc.	1,544,890	158,660,203
Pfizer, Inc.	6,132,377	187,405,441

		346,065,644

Technology Hardware, Storage & Peripherals — 2.8%
HP, Inc.	7,657,695	201,627,110
Seagate Technology Holdings PLC	4,148,425	283,130,006

		484,757,116

Security	Shares	Value

Tobacco — 4.1%
Altria Group, Inc.	10,531,591	$423,054,010
Philip Morris International, Inc.	3,185,580	284,026,313

		707,080,323

Trading Companies & Distributors — 1.9%
MSC Industrial Direct Co., Inc., Class A	1,066,039	101,007,195
Watsco, Inc.	638,168	222,650,434

		323,657,629

Total Long-Term Investments — 99.7% (Cost: $18,715,110,990)		17,040,013,869

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(b)	14,962,651	14,962,651

Total Short-Term Securities — 0.1% (Cost: $14,962,651)		14,962,651

Total Investments — 99.8% (Cost: $18,730,073,641)		17,054,976,520

Other Assets Less Liabilities — 0.2%		34,658,960

Net Assets — 100.0%		$17,089,635,480

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(48	)(b)	$48	$—	$—	—	$803	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,848,274	—	(15,885,623	)(b)	—	—	14,962,651	14,962,651	985,804		—

					$48	$—	$14,962,651		$986,607		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	74	12/15/23	$6,632	$(96,819)
E-Mini Financials Select Sector Index	249	12/15/23	24,922	(485,718)
E-Mini Utilities Select Sector Index	278	12/15/23	16,791	171,268

				$(411,269)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$171,268	$—	$—	$—	$171,268

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$582,537	$—	$—	$—	$582,537

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(3,119,889)	$—	$—	$—	$(3,119,889)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(2,540,824)	$—	$—	$—	$(2,540,824)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$49,672,221

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Select Dividend ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$17,040,013,869	$—	$—	$17,040,013,869
Short-Term Securities
Money Market Funds	14,962,651	—	—	14,962,651

	$17,054,976,520	$—	$—	$17,054,976,520

Derivative Financial Instruments(a)
Assets
Equity Contracts	$171,268	$—	$—	$171,268
Liabilities
Equity Contracts	(582,537)	—	—	(582,537)

	$(411,269)	$—	$—	$(411,269)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	29

Statements of Assets and Liabilities (unaudited)

October 31, 2023

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$234,627,603	$22,564,441,201	$9,518,372,369	$17,040,013,869
Investments, at value — affiliated(c)	1,904,566	204,498,745	163,459,321	14,962,651
Cash	2	1,534	147	1,127
Cash pledged:
Futures contracts	41,000	3,914,000	1,255,000	2,056,000
Receivables:
Investments sold	—	220,256	395,861	2,497,185
Securities lending income — affiliated	—	86,381	22,951	225
Capital shares sold	—	1,871,302	—	—
Dividends — unaffiliated	436,957	26,613,380	30,241,741	35,781,652
Dividends — affiliated	3,777	244,931	84,408	142,018
Variation margin on futures contracts	5,003	458,450	76,780	384,577

Total assets	237,018,908	22,802,350,180	9,713,908,578	17,095,839,304

LIABILITIES
Collateral on securities loaned	—	3,964,612	—	—
Payables:
Investments purchased	507,566	220,256	16,322,381	—
Capital shares redeemed	—	—	39,308	505,517
Investment advisory fees	9,938	1,536,687	671,358	5,698,307

Total liabilities	517,504	5,721,555	17,033,047	6,203,824

Commitments and contingent liabilities

NET ASSETS	$236,501,404	$22,796,628,625	$9,696,875,531	$17,089,635,480

NET ASSETS CONSIST OF:
Paid-in capital	$278,793,693	$22,145,928,378	$11,756,850,001	$19,718,952,610
Accumulated earnings (loss)	(42,292,289)	650,700,247	(2,059,974,470)	(2,629,317,130)

NET ASSETS	$236,501,404	$22,796,628,625	$9,696,875,531	$17,089,635,480

NET ASSET VALUE
Shares outstanding	$6,550,000	$472,700,000	$101,550,000	$163,250,000

Net asset value	$36.11	$48.23	$95.49	$104.68

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$252,666,874	$21,073,570,735	$10,100,170,974	$18,715,110,990
(b) Securities loaned, at value	$—	$3,770,787	$—	$—
(c) Investments, at cost — affiliated	$2,114,161	$204,164,543	$185,974,757	$14,962,651

See notes to financial statements.

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended October 31, 2023

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME
Dividends — unaffiliated	$4,278,876	$305,286,669	$206,996,601	$436,527,397
Dividends — affiliated	38,345	3,910,831	1,841,392	985,804
Interest — unaffiliated	—	14,955	4,708	—
Securities lending income — affiliated — net	—	221,846	—	803
Foreign taxes withheld	(4,562)	(107,484)	—	—

Total investment income	4,312,659	309,326,817	208,842,701	437,514,004

EXPENSES
Investment advisory	63,526	9,437,676	4,196,470	37,213,594
Interest expense	—	61	249	1,358

Total expenses	63,526	9,437,737	4,196,719	37,214,952

Net investment income	4,249,133	299,889,080	204,645,982	400,299,052

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,890,638	177,089,245	(36,450,778)	(103,604,502)
Investments — affiliated	(41,009)	(315,964)	(267,637)	48
Futures contracts	3,505	6,044,926	(854,568)	(3,119,889)
In-kind redemptions — unaffiliated(a)	(9,589)	182,575,429	108,614,167	447,144,030
In-kind redemptions — affiliated(a)	6,084	1,554,019	(71,560)	—

	2,849,629	366,947,655	70,969,624	340,419,687

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(11,051,746)	(1,574,133,397)	(812,425,304)	(2,567,032,472)
Investments — affiliated	(52,561)	(15,896,183)	(22,515,436)	—
Futures contracts	(42,854)	(7,658,504)	(1,675,345)	(2,540,824)

	(11,147,161)	(1,597,688,084)	(836,616,085)	(2,569,573,296)

Net realized and unrealized loss	(8,297,532)	(1,230,740,429)	(765,646,461)	(2,229,153,609)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,048,399)	$(930,851,349)	$(561,000,479)	$(1,828,854,557)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares Core Dividend ETF		iShares Core Dividend Growth ETF

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,249,133	$6,460,263	$299,889,080	$575,258,915
Net realized gain (loss)	2,849,629	(12,617,681)	366,947,655	248,197,630
Net change in unrealized appreciation (depreciation)	(11,147,161)	(962,486)	(1,597,688,084)	(65,720,886)

Net increase (decrease) in net assets resulting from operations	(4,048,399)	(7,119,904)	(930,851,349)	757,735,659

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,275,715)	(6,069,221)	(298,719,311)	(566,321,278)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(15,873,963)	13,625,180	514,996,250	576,990,646

NET ASSETS
Total increase (decrease) in net assets	(24,198,077)	436,055	(714,574,410)	768,405,027
Beginning of period	260,699,481	260,263,426	23,511,203,035	22,742,798,008

End of period	$236,501,404	$260,699,481	$22,796,628,625	$23,511,203,035

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Core High Dividend ETF		iShares Select Dividend ETF

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$204,645,982	$467,160,044	$400,299,052	$779,187,674
Net realized gain	70,969,624	187,210,528	340,419,687	684,182,466
Net change in unrealized appreciation (depreciation)	(836,616,085)	(426,134,339)	(2,569,573,296)	(1,827,432,545)

Net increase (decrease) in net assets resulting from operations	(561,000,479)	228,236,233	(1,828,854,557)	(364,062,405)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(194,001,369)	(476,667,345)	(391,161,171)	(783,757,169)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(685,787,406)	1,755,194,226	(2,112,736,310)	908,270,822

NET ASSETS
Total increase (decrease) in net assets	(1,440,789,254)	1,506,763,114	(4,332,752,038)	(239,548,752)
Beginning of period	11,137,664,785	9,630,901,671	21,422,387,518	21,661,936,270

End of period	$9,696,875,531	$11,137,664,785	$17,089,635,480	$21,422,387,518

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Dividend ETF

	Six Months Ended 10/31/23 (unaudited	)	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$37.51		$39.14	$38.39	$25.94	$27.96	$25.30

Net investment income(a)	0.64		0.96	0.77	0.70	0.64	0.61
Net realized and unrealized gain (loss)(b)	(1.39)		(1.68)	0.68	12.43	(2.02)	2.67

Net increase (decrease) from investment operations	(0.75)		(0.72)	1.45	13.13	(1.38)	3.28

Distributions(c)
From net investment income	(0.65)		(0.91)	(0.70)	(0.68)	(0.64)	(0.58)
From net realized gain	—		—	—	—	—	(0.04)

Total distributions	(0.65)		(0.91)	(0.70)	(0.68)	(0.64)	(0.62)

Net asset value, end of period	$36.11		$37.51	$39.14	$38.39	$25.94	$27.96

Total Return(d)
Based on net asset value	(2.06	)%(e)	(1.75)%	3.71%	51.33%	(4.95)%	13.21%

Ratios to Average Net Assets(f)
Total expenses	0.05	%(g)	0.15%	0.25%	0.25%	0.25%	0.25%

Net investment income	3.34	%(g)	2.54%	1.87%	2.20%	2.31%	2.34%

Supplemental Data
Net assets, end of period (000)	$236,501		$260,699	$260,263	$67,180	$24,645	$8,389

Portfolio turnover rate(h)	24%		65%	25%	30%	33%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$50.88		$50.58	$49.87	$36.39	$38.13	$33.86

Net investment income(a)	0.65		1.22	1.10	1.08	0.99	0.91
Net realized and unrealized gain (loss)(b)	(2.65)		0.28	0.68	13.44	(1.77)	4.20

Net increase (decrease) from investment operations	(2.00)		1.50	1.78	14.52	(0.78)	5.11

Distributions from net investment income(c)	(0.65)		(1.20)	(1.07)	(1.04)	(0.96)	(0.84)

Net asset value, end of period	$48.23		$50.88	$50.58	$49.87	$36.39	$38.13

Total Return(d)
Based on net asset value	(3.99	)%(e)	3.13%	3.51%	40.52%	(2.05)%	15.30%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	2.54	%(g)	2.47%	2.10%	2.53%	2.55%	2.55%

Supplemental Data
Net assets, end of period (000)	$22,796,629		$23,511,203	$22,742,798	$18,403,156	$9,355,727	$7,084,809

Portfolio turnover rate(h)	10%		30%	22%	31%	24%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$102.75		$103.67	$95.59	$81.85	$95.42	$84.44

Net investment income(a)	1.97		3.95	3.68	3.56	3.24	3.09
Net realized and unrealized gain (loss)(b)	(7.36)		(0.88)	7.80	13.72	(13.51)	11.01

Net increase (decrease) from investment operations	(5.39)		3.07	11.48	17.28	(10.27)	14.10

Distributions from net investment income(c)	(1.87)		(3.99)	(3.40)	(3.54)	(3.30)	(3.12)

Net asset value, end of period	$95.49		$102.75	$103.67	$95.59	$81.85	$95.42

Total Return(d)
Based on net asset value	(5.31	)%(e)	3.16%	12.21%	21.70%	(10.86)%	17.05%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.90	%(g)	3.86%	3.68%	4.13%	3.53%	3.48%

Supplemental Data
Net assets, end of period (000)	$9,696,876		$11,137,665	$9,630,902	$6,839,327	$6,036,798	$7,175,741

Portfolio turnover rate(h)	35%		74%	74%	75%	62%	57%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Select Dividend ETF

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19

Net asset value, beginning of period	$117.61		$123.50	$118.37	$80.66	$101.13	$96.31

Net investment income(a)	2.32		4.24	3.91	3.51	3.51	3.31
Net realized and unrealized gain (loss)(b)	(12.97)		(5.87)	4.97	37.74	(20.30)	4.80

Net increase (decrease) from investment operations	(10.65)		(1.63)	8.88	41.25	(16.79)	8.11

Distributions from net investment income(c)	(2.28)		(4.26)	(3.75)	(3.54)	(3.68)	(3.29)

Net asset value, end of period	$104.68		$117.61	$123.50	$118.37	$80.66	$101.13

Total Return(d)
Based on net asset value	(9.13	)%(e)	(1.23)%	7.63%	52.54%	(16.96)%	8.63%

Ratios to Average Net Assets(f)
Total expenses	0.38	%(g)	0.38%	0.38%	0.38%	0.39%	0.39%

Net investment income	4.13	%(g)	3.52%	3.23%	3.78%	3.60%	3.40%

Supplemental Data
Net assets, end of period (000)	$17,089,635		$21,422,388	$21,666,936	$18,495,567	$13,257,023	$17,585,695

Portfolio turnover rate(h)	3%		15%	15%	55%	6%	21%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend	Diversified
Core Dividend Growth	Diversified
Core High Dividend	Non-Diversified
Select Dividend	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core Dividend Growth
Morgan Stanley	$3,770,787	$(3,770,787)	$—	$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Core Dividend	0.05%
Core Dividend Growth	0.08
Core High Dividend	0.08

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.3800
Over $81 billion, up to and including $111 billion	0.3610
Over $111 billion, up to and including $141 billion	0.3430
Over $141 billion, up to and including $171 billion	0.3259
Over $171 billion	0.3096

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. Each Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Core Dividend Growth	$52,487

Select Dividend	237

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core Dividend	$27,166,082	$28,207,082	$(988,159)
Core Dividend Growth	716,034,495	758,240,703	68,265,671
Core High Dividend	545,950,029	280,481,990	4,425,675
Select Dividend	67,272,755	3,979,821	(1,067,412)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core Dividend	$59,083,422	$59,179,415
Core Dividend Growth	2,323,771,036	2,319,525,891
Core High Dividend	3,661,265,810	3,655,820,349
Select Dividend	523,365,474	572,040,926

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Dividend	$8,988,916	$24,757,455
Core Dividend Growth	1,122,487,409	610,896,864
Core High Dividend	293,351,079	974,594,635
Select Dividend	395,339,687	2,464,554,013

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Core Dividend	$27,102,633
Core Dividend Growth	1,198,672,614
Core High Dividend	1,517,558,189
Select Dividend	1,183,909,294

As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Dividend	$255,289,092	$8,863,888	$(27,645,836)	$(18,781,948)
Core Dividend Growth	21,326,772,276	2,909,668,657	(1,470,548,131)	1,439,120,526
Core High Dividend	10,322,356,491	365,006,401	(1,005,420,820)	(640,414,419)
Select Dividend	18,873,732,603	1,045,332,592	(2,864,499,944)	(1,819,167,352)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs. may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/23		Year Ended 04/30/23

iShares ETF	Shares	Amount	Shares	Amount
Core Dividend
Shares sold	250,000	$9,081,019	3,000,000	$113,592,280
Shares redeemed	(650,000)	(24,954,982)	(2,700,000)	(99,967,100)

	(400,000)	$(15,873,963)	300,000	$13,625,180

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/23		Year Ended 04/30/23

iShares ETF	Shares	Amount	Shares	Amount
Core Dividend Growth
Shares sold	22,700,000	$1,129,529,079	70,700,000	$3,514,986,304
Shares redeemed	(12,050,000)	(614,532,829)	(58,300,000)	(2,937,995,658)

	10,650,000	$514,996,250	12,400,000	$576,990,646

Core High Dividend
Shares sold	2,950,000	$295,927,118	64,500,000	$6,706,128,749
Shares redeemed	(9,800,000)	(981,714,524)	(49,000,000)	(4,950,934,523)

	(6,850,000)	$(685,787,406)	15,500,000	$1,755,194,226

Select Dividend
Shares sold	3,600,000	$405,101,684	48,000,000	$5,672,978,227
Shares redeemed	(22,500,000)	(2,517,837,994)	(41,250,000)	(4,764,707,405)

	(18,900,000)	$(2,112,736,310)	6,750,000	$908,270,822

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Core Dividend ETF, iShares Core Dividend Growth ETF, iShares Core High Dividend ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

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Board Review and Approval of Investment Advisory Contract (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year. iShares Select Dividend ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet

46	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

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Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

48	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core High Dividend(a)	$1.802137	$—	$0.072370	$1.874507	96%	—%	4%	100%
Select Dividend(a)	2.202923	—	0.078170	2.281093	97	—	3	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

S U P P L E M E N T A L I N F O R M A T I O N	49

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	51

Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-409-1023

OCTOBER 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Morningstar Mid-Cap Value ETF | IMCV | NASDAQ

•	iShares Morningstar Small-Cap ETF | ISCB | NYSE Arca

•	iShares Morningstar U.S. Equity ETF | ILCB | NYSE Arca

•	iShares Morningstar Value ETF | ILCV | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.39%	10.14%

U.S. small cap equities (Russell 2000® Index)	(5.29)	(8.56)

International equities (MSCI Europe, Australasia, Far East Index)	(7.88)	14.40

Emerging market equities (MSCI Emerging Markets Index)	(4.78)	10.80

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.63	4.77

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.70)	(3.25)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.13)	0.36

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.65)	2.64

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	0.02	6.23

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of October 31, 2023	iShares® Morningstar Mid-Cap Value ETF

Investment Objective

The iShares Morningstar Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® US Mid Cap Broad Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(5.32)%	(3.13)%	5.48%	7.28%	(3.13)%	30.58%	102.00%
Fund Market	(5.33)	(3.19)	5.49	7.28	(3.19)	30.61	102.00
Index	(5.25)	(3.06)	5.63	7.51	(3.06)	31.51	106.36

Index performance through March 21, 2021 reflects the performance of the Morningstar® US Mid Value IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Mid Cap Broad Value IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 946.80	$ 0.29		$ 1,000.00	$ 1,024.83	$ 0.31		0.06%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	18.7%
Industrials	12.7
Utilities	11.6
Materials	9.5
Health Care	8.6
Information Technology	8.6
Real Estate	8.4
Consumer Discretionary	7.7
Energy	6.9
Consumer Staples	4.8
Communication Services	2.5
TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

American International Group, Inc.	1.1%
Newmont Corp.	1.1
PACCAR, Inc.	1.1
Williams Cos., Inc. (The)	1.1
Exelon Corp.	1.0
Capital One Financial Corp.	1.0
ONEOK, Inc.	1.0
Centene Corp.	1.0
Nucor Corp.	1.0
Simon Property Group, Inc.	0.9

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2023	iShares® Morningstar Small-Cap ETF

Investment Objective

The iShares Morningstar Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Morningstar® US Small Cap Extended IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.81)%	(5.22)%	2.90%	5.17%	(5.22)%	15.37%	65.47%
Fund Market	(4.60)	(5.33)	2.88	5.15	(5.33)	15.25	65.29
Index	(4.89)	(5.41)	2.89	5.21	(5.41)	15.29	66.20

Index performance through March 21, 2021 reflects the performance of the Morningstar® US Small Core IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Small Cap Extended IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 951.90	$ 0.20		$ 1,000.00	$ 1,024.93	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Industrials	18.9%
Financials	17.0
Consumer Discretionary	13.3
Information Technology	13.2
Health Care	11.8
Real Estate	6.2
Energy	6.0
Materials	5.1
Consumer Staples	3.3
Communication Services	3.0
Utilities	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Vertiv Holdings Co., Class A	0.4%
Super Micro Computer, Inc.	0.3
Tradeweb Markets, Inc., Class A	0.3
Pure Storage, Inc., Class A	0.3
Saia, Inc.	0.3
XPO, Inc.	0.3
Range Resources Corp.	0.3
Nutanix, Inc., Class A	0.3
Antero Resources Corp.	0.3
Omega Healthcare Investors, Inc.	0.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of October 31, 2023	iShares® Morningstar U.S. Equity ETF

Investment Objective

The iShares Morningstar U.S. Equity ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities, as represented by the Morningstar® US Large-Mid Cap IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that re included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	1.63%	9.96%	9.74%	10.37%	9.96%	59.17%	168.29%
Fund Market	1.70	9.96	9.76	10.37	9.96	59.28	168.28
Index	1.64	9.97	9.85	10.54	9.97	59.99	172.50

Index performance through March 21, 2021 reflects the performance of the Morningstar® US Large Core IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Large-Mid Cap IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,016.30	$ 0.15		$ 1,000.00	$ 1,024.99	$ 0.15		0.03%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Information Technology	28.1%
Health Care	13.0
Financials	12.8
Consumer Discretionary	10.5
Industrials	8.8
Communication Services	8.5
Consumer Staples	6.4
Energy	4.5
Real Estate	2.5
Materials	2.5
Utilities	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	6.8%
Apple Inc.	6.8
Amazon.com, Inc.	3.3
NVIDIA Corp.	2.7
Alphabet, Inc., Class A	2.0
Meta Platforms, Inc., Class A	1.8
Alphabet, Inc., Class C, NVS	1.7
Berkshire Hathaway, Inc., Class B	1.7
Tesla, Inc.	1.5
UnitedHealth Group, Inc.	1.3

(a)	Excludes money market funds.

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Fund Summary as of October 31, 2023	iShares® Morningstar Value ETF

Investment Objective

The iShares Morningstar Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.12)%	2.80%	6.83%	7.96%	2.80%	39.16%	115.11%
Fund Market	(2.09)	2.74	6.84	7.95	2.74	39.20	114.99
Index	(2.11)	2.82	6.98	8.16	2.82	40.09	119.21

Index performance through March 21, 2021 reflects the performance of the Morningstar® US Large Value IndexSM. Index performance beginning on March 22, 2021 reflects the performance of the Morningstar® US Large-Mid Cap Broad Value IndexSM.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 978.80	$ 0.20		$ 1,000.00	$ 1,024.94	$ 0.20		0.04%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

SECTOR ALLOCATION

Sector	Percent of Total Investments	(a)
Financials	19.2%
Health Care	16.5
Industrials	11.2
Information Technology	10.9
Consumer Staples	9.9
Communication Services	9.0
Energy	7.9
Consumer Discretionary	4.9
Utilities	4.4
Materials	3.6
Real Estate	2.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Berkshire Hathaway, Inc., Class B	3.6%
Exxon Mobil Corp.	2.4
JPMorgan Chase & Co.	2.3
Meta Platforms, Inc., Class A	2.2
Johnson & Johnson	2.1
Procter & Gamble Co. (The)	2.0
Alphabet, Inc., Class A	1.7
Chevron Corp.	1.5
AbbVie, Inc.	1.4
Alphabet, Inc., Class C, NVS	1.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Huntington Ingalls Industries, Inc.	2,596	$570,653
L3Harris Technologies, Inc.	24,999	4,485,070
Textron, Inc.	17,559	1,334,484

		6,390,207

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.(a)	10,582	865,925
Expeditors International of Washington, Inc.(a)	11,723	1,280,738

		2,146,663

Automobile Components — 0.3%
BorgWarner, Inc.	18,779	692,945
Lear Corp.	4,910	637,122

		1,330,067

Automobiles — 0.3%
Rivian Automotive, Inc., Class A(a)(b)	88,372	1,433,394

Banks — 2.5%
Citizens Financial Group, Inc.	62,509	1,464,586
East West Bancorp, Inc.	18,662	1,000,657
Fifth Third Bancorp	90,024	2,134,469
First Horizon Corp.	74,259	798,284
Huntington Bancshares, Inc.	191,498	1,847,956
KeyCorp	123,992	1,267,198
M&T Bank Corp.	21,927	2,472,269
Regions Financial Corp.	124,123	1,803,507

		12,788,926

Beverages — 0.3%
Molson Coors Beverage Co., Class B	24,588	1,420,449

Biotechnology — 0.3%
Karuna Therapeutics, Inc.(b)	2,139	356,379
United Therapeutics Corp.(b)	6,214	1,384,852

		1,741,231

Broadline Retail — 0.5%
Coupang, Inc., Class A(b)	49,188	836,196
eBay, Inc.	39,763	1,559,902

		2,396,098

Building Products — 2.4%
A O Smith Corp.	7,403	516,433
Allegion PLC	4,514	443,997
Builders FirstSource, Inc.(b)	7,667	832,023
Carlisle Cos., Inc.	2,320	589,489
Carrier Global Corp.	70,267	3,348,925
Fortune Brands Innovations, Inc.	16,721	933,032
Lennox International, Inc.	2,238	829,268
Masco Corp.	29,766	1,550,511
Owens Corning	11,894	1,348,423
Trane Technologies PLC	9,932	1,890,159

		12,282,260

Capital Markets — 4.2%
Ameriprise Financial, Inc.	8,040	2,529,143
Bank of New York Mellon Corp. (The)	102,935	4,374,738
Carlyle Group, Inc. (The)	28,705	790,536
Coinbase Global, Inc., Class A(a)(b)	22,367	1,724,943
Franklin Resources, Inc.	37,693	859,023
Invesco Ltd.	59,629	773,388
Nasdaq, Inc.	26,947	1,336,571
Northern Trust Corp.	27,382	1,804,748
Raymond James Financial, Inc.	11,359	1,084,103
SEI Investments Co.	6,590	353,619

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	42,116	$2,721,957
T Rowe Price Group, Inc.	29,646	2,682,963

		21,035,732

Chemicals — 4.5%
Albemarle Corp.	7,245	918,521
Celanese Corp., Class A	13,245	1,516,685
CF Industries Holdings, Inc.	25,513	2,035,427
Dow, Inc.	92,928	4,492,140
DuPont de Nemours, Inc.	33,416	2,435,358
Eastman Chemical Co.	15,704	1,173,560
FMC Corp.	9,915	527,478
International Flavors & Fragrances, Inc.	33,744	2,306,402
LyondellBasell Industries NV, Class A	33,782	3,048,488
Mosaic Co. (The)	43,978	1,428,405
Olin Corp.	9,954	425,235
PPG Industries, Inc.	11,953	1,467,470
RPM International, Inc.	8,331	760,370
Westlake Corp.	1,774	204,649

		22,740,188

Communications Equipment — 0.4%
F5, Inc.(b)	5,238	794,028
Juniper Networks, Inc.	42,575	1,146,119

		1,940,147

Construction & Engineering — 0.5%
AECOM	9,072	694,462
EMCOR Group, Inc.	2,650	547,622
Quanta Services, Inc.	6,740	1,126,389

		2,368,473

Consumer Finance — 1.7%
Ally Financial, Inc.	35,879	867,913
Capital One Financial Corp.	50,417	5,106,738
Discover Financial Services	12,850	1,054,728
Synchrony Financial	55,398	1,553,914

		8,583,293

Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	53,386	1,158,476
BJ’s Wholesale Club Holdings, Inc.(a)(b)	8,916	607,358
Casey’s General Stores, Inc.	1,817	494,060
Kroger Co. (The)	87,278	3,959,803
U.S. Foods Holding Corp.(b)	11,072	431,144
Walgreens Boots Alliance, Inc.	94,741	1,997,140

		8,647,981

Containers & Packaging — 1.8%
Amcor PLC	194,086	1,725,424
Avery Dennison Corp.	6,194	1,078,190
Ball Corp.	23,004	1,107,643
Crown Holdings, Inc.	10,566	851,620
International Paper Co.	45,792	1,544,564
Packaging Corp. of America	11,894	1,820,377
Westrock Co.	33,950	1,219,823

		9,347,641

Distributors — 0.6%
Genuine Parts Co.	9,851	1,269,400
LKQ Corp.	24,660	1,083,067
Pool Corp.	2,064	651,749

		3,004,216

Diversified Consumer Services — 0.1%
Service Corp. International	12,132	660,223

S C H E D U L E S O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified REITs — 0.3%
WP Carey, Inc.	28,341	$1,520,495

Electric Utilities — 6.6%
Alliant Energy Corp.	33,436	1,631,342
Avangrid, Inc.	9,321	278,418
Edison International	50,661	3,194,683
Entergy Corp.	27,949	2,671,645
Evergy, Inc.	30,401	1,493,905
Eversource Energy	46,140	2,481,871
Exelon Corp.	131,542	5,122,246
FirstEnergy Corp.	68,205	2,428,098
NRG Energy, Inc.	20,811	881,970
OGE Energy Corp.	26,406	903,085
PG&E Corp.(b)	276,408	4,505,450
Pinnacle West Capital Corp.	14,942	1,108,398
PPL Corp.	97,427	2,393,781
Xcel Energy, Inc.	72,898	4,320,665

		33,415,557

Electrical Equipment — 0.2%
Regal Rexnord Corp.	8,781	1,039,758

Electronic Equipment, Instruments & Components — 2.2%
Corning, Inc.	101,468	2,715,284
Flex Ltd.(b)	38,636	993,718
Jabil, Inc.	7,254	890,791
Keysight Technologies, Inc.(b)	9,331	1,138,848
TD SYNNEX Corp.	6,360	583,085
TE Connectivity Ltd.	20,009	2,358,061
Teledyne Technologies, Inc.(b)	2,672	1,000,904
Trimble, Inc.(b)	17,731	835,662
Zebra Technologies Corp., Class A(b)	2,902	607,766

		11,124,119

Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A	55,969	1,926,453
Halliburton Co.	42,293	1,663,807

		3,590,260

Entertainment — 0.9%
Electronic Arts, Inc.	18,219	2,255,330
Liberty Media Corp. - Liberty Formula One, Class A(b)	999	57,493
Liberty Media Corp. - Liberty Formula One, Class C(b)	8,754	566,296
Warner Bros Discovery, Inc., Class A(b)	173,463	1,724,222

		4,603,341

Financial Services — 2.6%
Apollo Global Management, Inc.	57,687	4,467,281
Equitable Holdings, Inc.	43,257	1,149,338
Fidelity National Information Services, Inc.	78,308	3,845,706
FleetCor Technologies, Inc.(b)	4,215	949,092
Global Payments, Inc.	22,916	2,434,137
WEX, Inc.(a)(b)	2,620	436,178

		13,281,732

Food Products — 2.4%
Bunge Ltd.	19,918	2,110,909
Campbell Soup Co.	25,942	1,048,316
Conagra Brands, Inc.	63,214	1,729,535
Darling Ingredients, Inc.(b)	7,406	328,012
Hormel Foods Corp.	26,203	852,908
J M Smucker Co. (The)	13,513	1,538,320
Kellanova	34,870	1,759,889
McCormick & Co., Inc., NVS	13,509	863,225
Tyson Foods, Inc., Class A	37,775	1,750,871

		11,981,985

Security	Shares	Value

Gas Utilities — 0.3%
Atmos Energy Corp.	12,772	$1,375,034

Ground Transportation — 0.4%
Avis Budget Group, Inc.(b)	2,625	427,350
Knight-Swift Transportation Holdings, Inc.	14,732	720,248
U-Haul Holding Co.(b)	862	42,341
U-Haul Holding Co., NVS	13,130	619,867

		1,809,806

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	66,952	2,171,253
Cooper Cos., Inc. (The)	2,124	662,157
DENTSPLY SIRONA, Inc.	28,075	853,761
GE HealthCare Technologies, Inc.	32,130	2,138,894
Hologic, Inc.(b)	20,953	1,386,460
Teleflex, Inc.	3,229	596,558
Zimmer Biomet Holdings, Inc.	27,620	2,883,804

		10,692,887

Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	33,652	3,062,332
Cencora, Inc.	22,035	4,079,780
Centene Corp.(b)	71,570	4,936,898
Chemed Corp.	758	426,489
DaVita, Inc.(b)	7,156	552,658
Henry Schein, Inc.(b)	17,297	1,123,959
Laboratory Corp. of America Holdings	11,711	2,339,038
Molina Healthcare, Inc.(b)	3,304	1,100,067
Quest Diagnostics, Inc.	14,843	1,931,074
Universal Health Services, Inc., Class B	8,229	1,035,949

		20,588,244

Health Care REITs — 1.2%
Healthcare Realty Trust, Inc.	50,586	725,909
Healthpeak Properties, Inc.	41,068	638,607
Ventas, Inc.	53,194	2,258,617
Welltower, Inc.	28,868	2,413,654

		6,036,787

Hotels, Restaurants & Leisure — 1.3%
Aramark	19,998	538,546
Carnival Corp.(a)(b)	133,314	1,527,779
Darden Restaurants, Inc.	7,708	1,121,745
Domino’s Pizza, Inc.	1,959	664,081
Expedia Group, Inc.(a)(b)	18,235	1,737,613
Royal Caribbean Cruises Ltd.(b)	11,187	947,875

		6,537,639

Household Durables — 3.0%
DR Horton, Inc.	40,243	4,201,369
Garmin Ltd.	20,293	2,080,641
Lennar Corp., Class A	33,377	3,560,659
Lennar Corp., Class B	1,761	173,652
NVR, Inc.(b)	431	2,332,839
PulteGroup, Inc.	29,015	2,135,214
Whirlpool Corp.	7,267	759,838

		15,244,212

Household Products — 0.3%
Church & Dwight Co., Inc.	11,596	1,054,540
Clorox Co. (The)	5,577	656,413

		1,710,953

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The)	88,712	1,321,809
Vistra Corp.	30,477	997,207

		2,319,016

10	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial REITs — 0.1%
Americold Realty Trust, Inc.	17,444	$457,382

Insurance — 7.5%
Allstate Corp. (The)	34,573	4,429,839
American Financial Group, Inc.	5,926	648,067
American International Group, Inc.	94,094	5,768,903
Arch Capital Group Ltd.(b)	23,330	2,022,244
Cincinnati Financial Corp.	11,720	1,168,132
Everest Group Ltd.	5,739	2,270,463
Fidelity National Financial, Inc., Class A	32,113	1,255,297
Globe Life, Inc.	11,519	1,340,351
Hartford Financial Services Group, Inc. (The)	40,421	2,968,923
Loews Corp.	24,470	1,566,325
Markel Group, Inc.(b)	958	1,408,758
Old Republic International Corp.	35,073	960,299
Principal Financial Group, Inc.	29,406	1,990,198
Prudential Financial, Inc.	47,979	4,387,200
Reinsurance Group of America, Inc.	8,769	1,310,702
RenaissanceRe Holdings Ltd.	3,383	742,873
Unum Group	24,360	1,191,204
W. R. Berkley Corp.	14,582	983,119
Willis Towers Watson PLC	6,692	1,578,576

		37,991,473

IT Services — 1.1%
Akamai Technologies, Inc.(b)	13,399	1,384,519
Cognizant Technology Solutions Corp., Class A	66,753	4,303,566

		5,688,085

Leisure Products — 0.1%
Hasbro, Inc.	17,276	780,011

Life Sciences Tools & Services — 1.2%
Avantor, Inc.(b)	61,667	1,074,856
Illumina, Inc.(b)	10,464	1,144,971
IQVIA Holdings, Inc.(b)	10,627	1,921,681
Revvity, Inc.	16,425	1,360,811
Waters Corp.(b)	2,663	635,205

		6,137,524

Machinery — 4.2%
AGCO Corp.	8,198	939,983
Cummins, Inc.	10,672	2,308,354
Dover Corp.	7,330	952,533
Fortive Corp.	21,285	1,389,485
Middleby Corp. (The)(b)	3,559	401,704
Otis Worldwide Corp.	25,598	1,976,422
PACCAR, Inc.	69,101	5,702,905
Parker-Hannifin Corp.	5,426	2,001,706
Pentair PLC	12,299	714,818
Snap-on, Inc.	7,000	1,805,580
Stanley Black & Decker, Inc.	20,277	1,724,559
Westinghouse Air Brake Technologies Corp.	11,065	1,173,111

		21,091,160

Media — 1.6%
Fox Corp., Class A, NVS	33,440	1,016,242
Fox Corp., Class B	17,536	489,430
Interpublic Group of Cos., Inc. (The)	50,774	1,441,982
Liberty Media Corp. - Liberty SiriusXM, NVS(b)	19,768	485,304
Liberty Media Corp. - Liberty SiriusXM, Class A(b)	10,024	245,488
News Corp., Class A, NVS	50,469	1,043,699
News Corp., Class B	15,350	329,104
Omnicom Group, Inc.	26,128	1,957,248
Paramount Global, Class A(a)	1,509	20,975

Security	Shares	Value

Media (continued)
Paramount Global, Class B, NVS	64,087	$697,266
Sirius XM Holdings, Inc.(a)	86,817	371,577

		8,098,315

Metals & Mining — 3.1%
Cleveland-Cliffs, Inc.(b)	67,387	1,130,754
Newmont Corp.	152,321	5,707,468
Nucor Corp.	32,875	4,858,596
Reliance Steel & Aluminum Co.	7,745	1,970,173
Steel Dynamics, Inc.	20,588	2,192,828

		15,859,819

Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	65,432	1,021,394

Multi-Utilities — 3.8%
Ameren Corp.	17,520	1,326,439
CenterPoint Energy, Inc.	50,097	1,346,607
CMS Energy Corp.	23,833	1,295,085
Consolidated Edison, Inc.	45,590	4,002,346
DTE Energy Co.	27,251	2,626,452
NiSource, Inc.	54,706	1,376,403
Public Service Enterprise Group, Inc.	65,970	4,067,051
WEC Energy Group, Inc.	41,692	3,393,312

		19,433,695

Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.	11,355	1,057,491
Boston Properties, Inc.	19,119	1,024,205

		2,081,696

Oil, Gas & Consumable Fuels — 6.2%
APA Corp.	40,654	1,614,777
Cheniere Energy, Inc.	14,099	2,346,355
Chesapeake Energy Corp.	14,897	1,282,334
Coterra Energy, Inc.	44,470	1,222,925
Devon Energy Corp.	44,397	2,067,568
Diamondback Energy, Inc.	13,434	2,153,739
EQT Corp.	19,326	819,036
HF Sinclair Corp.	19,176	1,061,967
Kinder Morgan, Inc.	256,220	4,150,764
Marathon Oil Corp.	53,424	1,459,009
ONEOK, Inc.	76,988	5,019,618
Ovintiv, Inc.	20,700	993,600
Targa Resources Corp.	17,661	1,476,636
Williams Cos., Inc. (The)	160,780	5,530,832

		31,199,160

Passenger Airlines — 0.7%
American Airlines Group, Inc.(a)(b)	43,401	483,921
Delta Air Lines, Inc.	45,116	1,409,875
Southwest Airlines Co.	45,317	1,007,397
United Airlines Holdings, Inc.(b)	24,657	863,242

		3,764,435

Personal Care Products — 0.1%
Coty, Inc., Class A(a)(b)	29,573	277,099

Pharmaceuticals — 0.9%
Catalent, Inc.(b)	16,865	579,987
Jazz Pharmaceuticals PLC(b)	8,321	1,056,934
Royalty Pharma PLC, Class A	51,146	1,374,293
Viatris, Inc.	158,782	1,413,160

		4,424,374

Professional Services — 1.5%
Booz Allen Hamilton Holding Corp., Class A	9,645	1,156,725

S C H E D U L E S O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Genpact Ltd.	13,226	$443,600
Jacobs Solutions, Inc.	9,384	1,250,887
KBR, Inc.	6,937	403,386
Leidos Holdings, Inc.	18,172	1,801,209
Robert Half, Inc.	7,636	570,944
SS&C Technologies Holdings, Inc.	28,469	1,430,567
TransUnion	10,710	469,955

		7,527,273

Real Estate Management & Development — 0.4%
CBRE Group, Inc., Class A(b)	27,237	1,888,614

Residential REITs — 1.2%
American Homes 4 Rent, Class A	17,001	556,613
AvalonBay Communities, Inc.	8,197	1,358,571
Equity LifeStyle Properties, Inc.	9,540	627,732
Equity Residential	21,986	1,216,485
Essex Property Trust, Inc.	4,830	1,033,233
Mid-America Apartment Communities, Inc.	6,942	820,197
UDR, Inc.	13,644	434,016

		6,046,847

Retail REITs — 2.1%
Federal Realty Investment Trust	4,276	389,928
Kimco Realty Corp.	81,764	1,466,846
NNN REIT, Inc.	24,253	881,111
Realty Income Corp.	48,149	2,281,300
Regency Centers Corp.	13,930	839,422
Simon Property Group, Inc.	43,246	4,752,303

		10,610,910

Semiconductors & Semiconductor Equipment — 2.2%
Microchip Technology, Inc.	37,267	2,656,764
NXP Semiconductors NV	19,372	3,340,314
ON Semiconductor Corp.(a)(b)	29,585	1,853,204
Qorvo, Inc.(b)	12,973	1,134,100
Skyworks Solutions, Inc.	13,525	1,173,159
Teradyne, Inc.	10,662	887,825

		11,045,366

Software — 0.2%
Gen Digital, Inc.	74,543	1,241,886

Specialized REITs — 2.7%
CubeSmart	11,944	407,171
Digital Realty Trust, Inc.	22,368	2,781,684
Extra Space Storage, Inc.	12,410	1,285,552
Gaming & Leisure Properties, Inc.	23,982	1,088,543
Iron Mountain, Inc.	15,767	931,357
Lamar Advertising Co., Class A	7,995	657,749
VICI Properties, Inc.	133,949	3,737,177
Weyerhaeuser Co.	96,586	2,771,052

		13,660,285

Specialty Retail — 1.2%
Advance Auto Parts, Inc.	7,940	413,118

Security	Shares	Value

Specialty Retail (continued)
Bath & Body Works, Inc.	30,323	$899,077
Best Buy Co., Inc.	25,693	1,716,806
CarMax, Inc.(b)	9,668	590,618
Dick’s Sporting Goods, Inc.	8,265	883,942
Penske Automotive Group, Inc.(a)	2,595	371,293
Williams-Sonoma, Inc.	8,506	1,277,941

		6,152,795

Technology Hardware, Storage & Peripherals — 2.4%
Dell Technologies, Inc., Class C	33,505	2,241,820
Hewlett Packard Enterprise Co.	170,705	2,625,443
HP, Inc.	114,680	3,019,524
NetApp, Inc.	14,996	1,091,409
Seagate Technology Holdings PLC	25,441	1,736,348
Western Digital Corp.(b)	42,332	1,699,630

		12,414,174

Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.	30,738	847,139
VF Corp.	43,860	646,058

		1,493,197

Trading Companies & Distributors — 1.1%
Ferguson PLC	26,995	4,054,649
United Rentals, Inc.	4,085	1,659,613

		5,714,262

Water Utilities — 0.4%
American Water Works Co., Inc.	12,205	1,435,918
Essential Utilities, Inc.	14,872	497,617

		1,933,535

Total Long-Term Investments — 99.8% (Cost: $511,785,103)		505,163,780

Short-Term Securities

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	10,567,491	10,571,718
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	601,281	601,281

Total Short-Term Securities — 2.2% (Cost: $11,168,313)		11,172,999

Total Investments — 102.0% (Cost: $522,953,416)		516,336,779
Liabilities in Excess of Other Assets — (2.0)%		(10,000,641)

Net Assets — 100.0%		$506,336,138

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Mid-Cap Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,874,694	$—	$ (1,304,222	)(a)	$2,104	$(858)	$10,571,718	10,567,491	$53,431	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	872,368	—	(271,087	)(a)	—	—	601,281	601,281	31,514		—

					$2,104	$(858)	$11,172,999		$84,945		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index	10	12/15/23	$ 604	$13,414
S&P Mid 400 E-Mini Index	2	12/15/23	475	(6,400)

				$7,014

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$13,414	$—	$—	$—	$13,414

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$6,400	$—	$—	$—	$6,400

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E S O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Mid-Cap Value ETF

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(207,316)	$—	$—	$—	$(207,316)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(120)	$—	$—	$—	$(120)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,324,965

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$505,163,780	$—	$—	$505,163,780
Short-Term Securities
Money Market Funds	11,172,999	—	—	11,172,999

	$516,336,779	$—	$—	$516,336,779

Derivative Financial Instruments(a)
Assets
Equity Contracts	$13,414	$—	$—	$13,414
Liabilities
Equity Contracts	(6,400)	—	—	(6,400)

	$7,014	$—	$—	$7,014

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	1,841	$109,282
AeroVironment, Inc.(a)	1,447	165,913
AerSale Corp.(a)	1,546	23,638
BWX Technologies, Inc.	5,004	371,697
Cadre Holdings, Inc.	984	27,601
Curtiss-Wright Corp.	2,094	416,308
Ducommun, Inc.(a)	738	35,306
Hexcel Corp.	4,604	285,080
Kaman Corp.	1,513	28,157
Kratos Defense & Security Solutions, Inc.(a)(b)	6,997	119,299
Leonardo DRS, Inc.(a)(b)	2,840	54,159
Mercury Systems, Inc.(a)(b)	2,797	100,636
Moog, Inc., Class A	1,568	181,966
National Presto Industries, Inc.	284	21,229
Rocket Lab U.S.A., Inc., Class A(a)(b)	14,169	59,935
Spirit AeroSystems Holdings, Inc., Class A(a)	5,713	129,114
Triumph Group, Inc.(a)	4,189	31,250
V2X, Inc.(a)	629	32,123
Virgin Galactic Holdings, Inc., Class A(a)	17,743	26,259
Woodward, Inc.	3,307	412,383

		2,631,335

Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.(a)(b)	3,054	59,767
Forward Air Corp.	1,399	90,110
GXO Logistics, Inc.(a)	6,515	329,073
Hub Group, Inc., Class A(a)	1,710	117,562

		596,512

Automobile Components — 1.4%
Adient PLC(a)	5,104	171,954
American Axle & Manufacturing Holdings, Inc.(a)	6,392	43,146
Autoliv, Inc.	4,150	380,347
Dana, Inc.	7,023	80,624
Dorman Products, Inc.(a)	1,539	95,695
Fox Factory Holding Corp.(a)	2,304	187,707
Garrett Motion, Inc.(a)(b)	8,156	57,581
Gentex Corp.	12,763	366,043
Gentherm, Inc.(a)	1,794	72,155
Goodyear Tire & Rubber Co. (The)(a)	15,591	185,533
LCI Industries	1,397	151,560
Luminar Technologies, Inc., Class A(a)(b)	14,192	44,989
Mobileye Global, Inc., Class A(a)(b)	4,206	150,028
Modine Manufacturing Co.(a)	2,846	112,417
Patrick Industries, Inc.	1,146	86,122
QuantumScape Corp., Class A(a)(b)	18,523	96,690
Solid Power, Inc., Class A(a)(b)	6,407	8,457
Standard Motor Products, Inc.	1,040	36,327
Stoneridge, Inc.(a)	1,459	23,738
Visteon Corp.(a)	1,544	177,761
XPEL, Inc.(a)(b)	1,153	53,384

		2,582,258

Automobiles — 0.3%
Fisker, Inc., Class A(a)(b)	10,445	47,003
Harley-Davidson, Inc.	7,084	190,205
Thor Industries, Inc.	2,922	256,931
Winnebago Industries, Inc.	1,640	95,038

		589,177

Banks — 7.2%
1st Source Corp.	979	44,662
Amalgamated Financial Corp.	1,059	19,316

Security	Shares	Value

Banks (continued)
Amerant Bancorp, Inc., Class A	1,467	$26,743
Ameris Bancorp	3,569	133,124
Associated Banc-Corp.	8,398	136,132
Atlantic Union Bankshares Corp.	4,165	119,994
Axos Financial, Inc.(a)(b)	2,870	103,406
Banc of California, Inc.	2,963	33,215
BancFirst Corp.	794	64,401
Bancorp, Inc. (The)(a)	2,922	104,169
Bank First Corp.	458	36,168
Bank of Hawaii Corp.	2,203	108,806
Bank OZK	5,766	206,480
BankUnited, Inc.	4,134	90,163
Banner Corp.	1,687	71,208
Berkshire Hills Bancorp, Inc.	2,458	48,201
BOK Financial Corp.	1,538	100,770
Brookline Bancorp, Inc.	4,949	40,285
Byline Bancorp, Inc.	1,606	30,466
Cadence Bank	9,893	209,534
Cambridge Bancorp	409	21,967
Camden National Corp.	820	23,911
Capital City Bank Group, Inc.	748	21,370
Capitol Federal Financial, Inc.	7,026	36,535
Cathay General Bancorp	4,085	138,522
Central Pacific Financial Corp.	531	8,379
City Holding Co.	825	74,893
CNB Financial Corp.	1,209	21,980
Coastal Financial Corp.(a)	615	22,860
Columbia Banking System, Inc.	11,453	225,281
Columbia Financial, Inc.(a)	1,569	25,261
Comerica, Inc.	7,200	283,680
Commerce Bancshares, Inc.	6,203	272,064
Community Bank System, Inc.	2,966	118,492
Community Trust Bancorp, Inc.	914	34,330
ConnectOne Bancorp, Inc.	2,019	32,890
CrossFirst Bankshares, Inc.(a)	2,455	25,974
Cullen/Frost Bankers, Inc.	3,506	319,011
Customers Bancorp, Inc.(a)	1,539	61,883
CVB Financial Corp.	7,335	114,573
Dime Community Bancshares, Inc.	1,914	35,198
Eagle Bancorp, Inc.	1,686	32,843
Eastern Bankshares, Inc.	8,648	95,214
Enterprise Financial Services Corp.	2,082	72,391
Farmers National Banc Corp.	1,950	22,016
FB Financial Corp.	1,956	57,448
First Bancorp	2,303	66,833
First Bancorp	9,588	128,000
First Bancshares, Inc. (The)	1,601	38,776
First Busey Corp.	2,922	58,031
First Commonwealth Financial Corp.	5,575	67,904
First Financial Bancorp	5,314	98,309
First Financial Bankshares, Inc.	7,016	168,735
First Financial Corp.	656	22,573
First Hawaiian, Inc.	7,139	128,002
First Interstate BancSystem, Inc., Class A	4,574	105,522
First Merchants Corp.	3,110	84,934
First Mid Bancshares, Inc.	1,091	29,806
FNB Corp.	19,939	213,148
Fulton Financial Corp.	9,187	119,339
German American Bancorp, Inc.	1,712	46,789
Glacier Bancorp, Inc.	6,054	182,770
Great Southern Bancorp, Inc.	517	25,705
Hancock Whitney Corp.	4,719	162,475

S C H E D U L E S O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Hanmi Financial Corp.	1,167	$17,132
HarborOne Bancorp, Inc.	2,328	22,908
HBT Financial, Inc.	819	14,742
Heartland Financial U.S.A., Inc.	2,196	60,170
Heritage Commerce Corp.	3,624	29,644
Heritage Financial Corp.	2,095	34,086
Hilltop Holdings, Inc.	2,541	70,182
Hingham Institution For Savings (The)(b)	97	14,412
Home BancShares, Inc.	10,110	206,749
Hope Bancorp, Inc.	5,856	51,299
Horizon Bancorp, Inc.	2,249	21,343
Independent Bank Corp.	2,452	119,658
Independent Bank Group, Inc.	1,977	69,887
International Bancshares Corp.	2,956	129,561
Kearny Financial Corp.	3,733	25,907
Lakeland Bancorp, Inc.	3,685	41,567
Lakeland Financial Corp.	1,400	68,950
Live Oak Bancshares, Inc.(b)	1,795	51,786
Luther Burbank Corp.	842	6,854
Mercantile Bank Corp.	850	27,999
Metrocity Bankshares, Inc.	1,021	20,461
Midland States Bancorp, Inc.	1,333	29,086
National Bank Holdings Corp., Class A	2,128	66,351
NBT Bancorp, Inc.	2,022	67,676
New York Community Bancorp, Inc., Class A	39,358	373,114
Nicolet Bankshares, Inc.	702	51,120
Northfield Bancorp, Inc.	2,337	20,098
Northwest Bancshares, Inc.	6,509	67,824
OceanFirst Financial Corp.	3,402	43,069
OFG Bancorp	2,355	69,755
Old National Bancorp	16,032	219,638
Old Second Bancorp, Inc.	2,261	30,659
Origin Bancorp, Inc.	1,612	47,699
Pacific Premier Bancorp, Inc.	5,451	103,569
PacWest Bancorp(b)	6,474	45,836
Park National Corp.	806	81,720
Pathward Financial, Inc.	1,455	65,897
Peapack-Gladstone Financial Corp.	953	22,272
Peoples Bancorp, Inc.	1,884	51,961
Pinnacle Financial Partners, Inc.	4,191	261,351
Popular, Inc.	3,953	257,103
Premier Financial Corp.	2,053	35,620
Prosperity Bancshares, Inc.	5,138	280,227
Provident Financial Services, Inc.	4,334	60,893
QCR Holdings, Inc.	927	43,986
Renasant Corp.	3,092	75,414
Republic Bancorp, Inc., Class A	524	23,156
S&T Bancorp, Inc.	2,069	53,297
Sandy Spring Bancorp, Inc.	2,534	51,820
Seacoast Banking Corp. of Florida	4,707	95,128
ServisFirst Bancshares, Inc.	2,658	125,351
Simmons First National Corp., Class A	6,638	94,326
Southern Missouri Bancorp, Inc.	544	22,005
Southside Bancshares, Inc.	1,615	43,121
SouthState Corp.	4,150	274,315
Stellar Bancorp, Inc.	2,511	54,589
Stock Yards Bancorp, Inc.	1,487	58,157
Synovus Financial Corp.	7,954	207,361
Texas Capital Bancshares, Inc.(a)	2,622	144,367
Tompkins Financial Corp.	712	35,657
Towne Bank	3,912	93,653
TriCo Bancshares	1,875	60,656

Security	Shares	Value

Banks (continued)
Triumph Financial, Inc.(a)	1,186	$73,829
TrustCo Bank Corp.	859	21,930
Trustmark Corp.	3,427	68,917
UMB Financial Corp.	2,371	148,709
United Bankshares, Inc.	7,391	210,200
United Community Banks, Inc.	6,422	141,862
Univest Financial Corp.	1,730	28,822
Valley National Bancorp	23,217	180,628
Veritex Holdings, Inc.	3,026	52,108
WaFd, Inc.	3,634	89,687
Washington Trust Bancorp, Inc.	970	22,494
Webster Financial Corp.	9,477	359,842
WesBanco, Inc.	3,314	80,828
Westamerica BanCorp	1,473	69,585
Western Alliance Bancorp	5,964	245,120
Wintrust Financial Corp.	3,298	246,328
WSFS Financial Corp.	3,344	118,378
Zions Bancorp N.A.	8,084	249,391

		13,096,712

Beverages — 0.5%
Boston Beer Co., Inc. (The), Class A, NVS(a)	518	172,986
Celsius Holdings, Inc.(a)(b)	2,685	408,362
Coca-Cola Consolidated, Inc.	255	162,285
Duckhorn Portfolio, Inc. (The)(a)	2,284	23,822
MGP Ingredients, Inc.	842	79,704
National Beverage Corp.(a)	1,259	58,392
Vita Coco Co., Inc. (The)(a)(b)	1,662	45,040

		950,591

Biotechnology — 4.5%
4D Molecular Therapeutics, Inc.(a)	1,633	17,538
89bio, Inc.(a)	3,457	25,582
ACADIA Pharmaceuticals, Inc.(a)	6,511	146,953
ADMA Biologics, Inc.(a)	11,272	38,099
Aerovate Therapeutics, Inc.(a)	735	7,798
Agenus, Inc.(a)	18,610	14,888
Agios Pharmaceuticals, Inc.(a)(b)	3,049	64,059
Akero Therapeutics, Inc.(a)(b)	3,029	36,106
Aldeyra Therapeutics, Inc.(a)	2,612	4,467
Alector, Inc.(a)	3,442	17,898
Alkermes PLC(a)	9,083	219,718
Allogene Therapeutics, Inc.(a)(b)	6,217	17,532
Amicus Therapeutics, Inc.(a)	13,973	153,284
AnaptysBio, Inc.(a)	1,014	16,538
Anavex Life Sciences Corp.(a)(b)	4,336	24,195
Arbutus Biopharma Corp.(a)	6,506	11,906
Arcellx, Inc.(a)(b)	1,726	60,841
Arcturus Therapeutics Holdings, Inc.(a)	1,323	25,269
Arcus Biosciences, Inc.(a)	2,973	46,706
Arcutis Biotherapeutics, Inc.(a)	2,780	6,255
Ardelyx, Inc.(a)(b)	11,746	46,397
Arrowhead Pharmaceuticals, Inc.(a)	5,840	143,606
ARS Pharmaceuticals, Inc.(a)(b)	2,758	9,846
Aurinia Pharmaceuticals, Inc.(a)(b)	7,819	57,391
Avid Bioservices, Inc.(a)(b)	3,409	20,965
Avidity Biosciences, Inc.(a)(b)	3,477	17,907
Beam Therapeutics, Inc.(a)	3,783	79,973
BioCryst Pharmaceuticals, Inc.(a)	10,310	56,602
Biohaven Ltd.(a)	3,497	92,705
Biomea Fusion, Inc.(a)(b)	1,394	14,247
Bioxcel Therapeutics, Inc.(a)(b)	1,103	4,429
Bluebird Bio, Inc.(a)(b)	5,801	17,113
Blueprint Medicines Corp.(a)(b)	3,333	196,180

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Bridgebio Pharma, Inc.(a)	6,549	$170,536
CareDx, Inc.(a)	3,019	16,333
Catalyst Pharmaceuticals, Inc.(a)	5,488	68,106
Celldex Therapeutics, Inc.(a)(b)	2,581	60,705
Cerevel Therapeutics Holdings, Inc.(a)(b)	4,226	99,945
Cogent Biosciences, Inc.(a)	4,059	33,121
Coherus Biosciences, Inc.(a)(b)	4,956	16,603
Crinetics Pharmaceuticals, Inc.(a)	3,130	91,678
CRISPR Therapeutics AG(a)(b)	4,349	169,307
Cytokinetics, Inc.(a)	5,223	182,074
Day One Biopharmaceuticals, Inc.(a)	3,036	35,916
Deciphera Pharmaceuticals, Inc.(a)	3,054	36,617
Denali Therapeutics, Inc.(a)	6,734	126,801
Disc Medicine, Inc.(a)	640	29,318
Dynavax Technologies Corp.(a)(b)	7,004	99,527
Dyne Therapeutics, Inc.(a)(b)	2,094	14,763
Editas Medicine, Inc.(a)	4,460	29,793
Emergent BioSolutions, Inc.(a)	3,060	6,395
Enanta Pharmaceuticals, Inc.(a)	1,076	9,706
EQRx, Inc.(a)	15,148	33,023
Erasca, Inc.(a)	4,416	10,201
Exelixis, Inc.(a)	17,430	358,884
Fate Therapeutics, Inc.(a)	4,429	8,016
FibroGen, Inc.(a)	4,979	2,694
Genelux Corp.(a)	1,043	15,134
Geron Corp.(a)	25,046	47,587
Halozyme Therapeutics, Inc.(a)	7,224	244,677
HilleVax, Inc.(a)	915	10,065
Ideaya Biosciences, Inc.(a)	3,137	85,232
ImmunityBio, Inc.(a)(b)	7,594	23,845
ImmunoGen, Inc.(a)	12,338	183,343
Immunovant, Inc.(a)	2,639	87,219
Inhibrx, Inc.(a)	1,340	20,730
Insmed, Inc.(a)(b)	7,829	196,195
Intellia Therapeutics, Inc.(a)(b)	4,799	120,215
Intercept Pharmaceuticals, Inc.(a)	2,001	37,879
Ionis Pharmaceuticals, Inc.(a)(b)	7,808	345,660
Iovance Biotherapeutics, Inc.(a)	11,698	44,686
Ironwood Pharmaceuticals, Inc., Class A(a)	7,597	68,145
iTeos Therapeutics, Inc.(a)	1,407	14,154
Janux Therapeutics, Inc.(a)	981	6,298
Karyopharm Therapeutics, Inc.(a)(b)	6,116	5,321
Keros Therapeutics, Inc.(a)	1,246	35,561
Krystal Biotech, Inc.(a)	1,305	152,515
Kura Oncology, Inc.(a)(b)	4,028	34,037
Kymera Therapeutics, Inc.(a)(b)	2,151	25,102
Lexicon Pharmaceuticals, Inc.(a)(b)	6,675	8,277
Lyell Immunopharma, Inc.(a)(b)	8,428	13,948
MacroGenics, Inc.(a)	3,361	17,544
Madrigal Pharmaceuticals, Inc.(a)(b)	838	110,096
MannKind Corp.(a)(b)	14,972	64,230
Mersana Therapeutics, Inc.(a)	5,614	6,681
MiMedx Group, Inc.(a)	6,341	41,597
Mineralys Therapeutics, Inc.(a)	691	5,341
Mirati Therapeutics, Inc.(a)(b)	3,434	190,690
Mirum Pharmaceuticals, Inc.(a)	1,677	46,000
Morphic Holding, Inc.(a)	2,140	42,693
Myriad Genetics, Inc.(a)	4,445	69,253
Natera, Inc.(a)	5,864	231,452
Novavax, Inc.(a)(b)	5,152	34,312
Nurix Therapeutics, Inc.(a)	2,328	13,014
Nuvalent, Inc., Class A(a)(b)	1,436	74,801

Security	Shares	Value

Biotechnology (continued)
Point Biopharma Global, Inc.(a)(b)	4,862	$61,553
Prime Medicine, Inc.(a)(b)	1,994	12,941
ProKidney Corp., Class A(a)	1,594	2,598
Protagonist Therapeutics, Inc.(a)	3,137	45,612
Prothena Corp. PLC(a)	2,128	77,587
PTC Therapeutics, Inc.(a)	4,109	77,044
RAPT Therapeutics, Inc.(a)(b)	1,590	20,909
Recursion Pharmaceuticals, Inc., Class A(a)(b)	8,445	44,590
REGENXBIO, Inc.(a)	2,249	28,990
Relay Therapeutics, Inc.(a)	4,901	32,347
Replimune Group, Inc.(a)	2,828	41,204
REVOLUTION Medicines, Inc.(a)(b)	5,353	105,989
Rhythm Pharmaceuticals, Inc.(a)(b)	2,634	60,872
Rocket Pharmaceuticals, Inc.(a)	3,728	67,477
Roivant Sciences Ltd.(a)	17,570	151,805
Sage Therapeutics, Inc.(a)(b)	2,847	53,324
Sana Biotechnology, Inc.(a)(b)	5,265	15,584
Seres Therapeutics, Inc.(a)	5,241	8,019
SpringWorks Therapeutics, Inc.(a)(b)	2,897	66,341
Syndax Pharmaceuticals, Inc.(a)(b)	3,572	50,294
TG Therapeutics, Inc.(a)	7,758	59,969
Travere Therapeutics, Inc.(a)	3,720	24,106
Twist Bioscience Corp.(a)(b)	3,110	49,014
Ultragenyx Pharmaceutical, Inc.(a)(b)	3,911	138,449
uniQure NV(a)	2,556	14,569
Vaxcyte, Inc.(a)(b)	4,690	225,589
Veracyte, Inc.(a)	3,960	82,051
Vericel Corp.(a)(b)	2,614	91,961
Verve Therapeutics, Inc.(a)(b)	2,530	30,461
Viking Therapeutics, Inc.(a)(b)	5,452	53,484
Vir Biotechnology, Inc.(a)	4,670	37,033
Viridian Therapeutics, Inc.(a)	2,163	27,038
Xencor, Inc.(a)(b)	3,313	57,481
Zentalis Pharmaceuticals, Inc.(a)(b)	3,140	51,370
Zymeworks, Inc.(a)	3,669	25,756

		8,189,995

Broadline Retail — 0.4%
Dillard’s, Inc., Class A(b)	192	59,607
Kohl’s Corp.	6,036	136,112
Macy’s, Inc.	15,046	183,260
Nordstrom, Inc.	5,281	73,828
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,391	261,921

		714,728

Building Products — 1.8%
AAON, Inc.(b)	3,680	200,486
Advanced Drainage Systems, Inc.	3,784	404,245
American Woodmark Corp.(a)	881	59,230
Apogee Enterprises, Inc.	1,200	51,504
Armstrong World Industries, Inc.	2,428	184,261
AZEK Co., Inc. (The), Class A(a)(b)	8,124	212,849
AZZ, Inc.	1,369	64,713
Gibraltar Industries, Inc.(a)	1,670	101,636
Griffon Corp.	2,229	89,026
Hayward Holdings, Inc.(a)	6,847	71,893
Insteel Industries, Inc.	1,048	29,250
Janus International Group, Inc.(a)	4,900	45,864
JELD-WEN Holding, Inc.(a)	4,673	52,945
Masonite International Corp.(a)	1,197	94,731
Masterbrand, Inc.(a)	6,950	77,214
PGT Innovations, Inc.(a)	3,220	96,407
Quanex Building Products Corp.	1,818	48,813
Resideo Technologies, Inc.(a)	8,066	116,796

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
Simpson Manufacturing Co., Inc.	2,321	$309,111
Tecnoglass, Inc.	1,103	36,046
Trex Co., Inc.(a)	5,935	333,606
UFP Industries, Inc.	3,369	320,628
Zurn Elkay Water Solutions Corp.	7,722	204,324

		3,205,578

Capital Markets — 2.5%
Affiliated Managers Group, Inc.	1,909	234,349
Artisan Partners Asset Management, Inc., Class A	3,812	125,796
AssetMark Financial Holdings, Inc.(a)	1,242	29,696
Avantax, Inc.(a)	2,009	51,852
B Riley Financial, Inc.	907	32,843
BGC Group, Inc., Class A	21,272	124,867
Blue Owl Capital, Inc., Class A	22,061	272,012
Brightsphere Investment Group, Inc.	1,825	28,580
Cohen & Steers, Inc.	1,382	72,196
Diamond Hill Investment Group, Inc., Class A	170	26,707
Donnelley Financial Solutions, Inc.(a)	1,388	75,549
Evercore, Inc., Class A	1,911	248,774
Federated Hermes, Inc., Class B	4,826	152,984
Freedom Holding Corp.(a)(b)	914	74,985
Hamilton Lane, Inc., Class A	1,994	167,735
Houlihan Lokey, Inc., Class A	2,808	282,260
Janus Henderson Group PLC	7,276	167,857
Jefferies Financial Group, Inc.	9,710	312,468
Moelis & Co., Class A	3,695	153,860
Open Lending Corp.(a)	5,458	32,693
Oppenheimer Holdings, Inc., Class A, NVS	384	13,467
P10, Inc., Class A	2,182	20,554
Piper Sandler Cos	828	115,796
PJT Partners, Inc., Class A	1,222	95,756
Robinhood Markets, Inc., Class A(a)(b)	30,128	275,370
Runway Growth Finance Corp.	979	11,924
StepStone Group, Inc., Class A	2,799	79,212
Stifel Financial Corp.	5,699	324,843
StoneX Group, Inc.(a)	973	92,746
TPG, Inc., Class A	3,338	92,262
Tradeweb Markets, Inc., Class A	6,244	562,023
Victory Capital Holdings, Inc., Class A	2,030	59,804
Virtu Financial, Inc., Class A	5,135	94,946
Virtus Investment Partners, Inc.	375	69,086
WisdomTree, Inc.	6,426	39,841

		4,615,693

Chemicals — 2.0%
AdvanSix, Inc.	1,467	40,416
American Vanguard Corp.	1,512	14,152
Ashland, Inc.	2,786	213,491
Aspen Aerogels, Inc.(a)	2,868	22,141
Avient Corp.	4,959	156,804
Axalta Coating Systems Ltd.(a)	12,105	317,514
Balchem Corp.	1,751	203,536
Cabot Corp.	3,074	204,360
Chase Corp.	406	51,586
Chemours Co. (The)	8,066	194,471
Ecovyst, Inc.(a)	5,572	51,262
Element Solutions, Inc.	12,100	220,583
Ginkgo Bioworks Holdings, Inc., Class A(a)(b)	72,354	99,125
Hawkins, Inc.	1,038	59,612
HB Fuller Co.	2,954	195,407
Huntsman Corp.	9,034	210,763
Ingevity Corp.(a)(b)	1,826	73,551
Innospec, Inc.	1,355	132,790

Security	Shares	Value

Chemicals (continued)
Koppers Holdings, Inc.	1,131	$41,361
Kronos Worldwide, Inc.	1,328	9,163
Livent Corp.(a)(b)	9,771	142,559
LSB Industries, Inc.(a)	2,903	26,446
Mativ Holdings, Inc.	2,998	39,274
Minerals Technologies, Inc.	1,793	96,930
NewMarket Corp.	378	182,253
Origin Materials, Inc., Class A(a)(b)	6,682	6,605
Perimeter Solutions SA(a)	8,118	25,978
PureCycle Technologies, Inc.(a)(b)	7,511	33,424
Quaker Chemical Corp.	759	109,084
Scotts Miracle-Gro Co. (The)	2,274	101,057
Sensient Technologies Corp.	2,298	129,653
Stepan Co.	1,161	86,843
Trinseo PLC	2,116	13,098
Tronox Holdings PLC	6,432	68,758

		3,574,050

Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	3,634	142,962
ACCO Brands Corp.	5,193	26,277
ACV Auctions, Inc., Class A(a)	7,365	98,175
Brady Corp., Class A, NVS	2,507	129,010
BrightView Holdings, Inc.(a)	2,210	14,895
Brink’s Co. (The)	2,551	170,560
Casella Waste Systems, Inc., Class A(a)	3,114	234,951
CECO Environmental Corp.(a)	1,594	25,791
Cimpress PLC(a)	961	57,343
Clean Harbors, Inc.(a)	2,758	423,822
CoreCivic, Inc.(a)	6,276	79,705
Deluxe Corp.	2,369	40,391
Driven Brands Holdings, Inc.(a)	3,361	38,248
Ennis, Inc.	1,466	31,314
Enviri Corp.(a)	4,341	24,917
GEO Group, Inc. (The)(a)	6,886	60,184
Healthcare Services Group, Inc.	4,096	38,912
HNI Corp.	2,546	88,321
Interface, Inc., Class A	3,177	28,243
LanzaTech Global, Inc.(a)(b)	4,348	15,305
Liquidity Services, Inc.(a)	1,281	24,685
Matthews International Corp., Class A	1,686	59,752
MillerKnoll, Inc.	4,165	97,877
Montrose Environmental Group, Inc.(a)	1,513	34,981
MSA Safety, Inc.	2,015	318,128
OPENLANE, Inc.(a)	5,985	80,378
SP Plus Corp.(a)	1,039	52,501
Steelcase, Inc., Class A	5,156	56,252
Stericycle, Inc.(a)	5,036	207,685
UniFirst Corp.	823	135,326
Viad Corp.(a)	1,120	27,138
VSE Corp.	714	38,413

		2,902,442

Communications Equipment — 0.7%
ADTRAN Holdings, Inc.	3,881	25,498
Calix, Inc.(a)	3,237	107,209
Cambium Networks Corp.(a)	672	3,347
Ciena Corp.(a)	8,163	344,479
Clearfield, Inc.(a)(b)	686	16,478
CommScope Holding Co., Inc.(a)	11,436	16,925
Digi International, Inc.(a)(b)	1,971	49,630
Extreme Networks, Inc.(a)	7,031	144,979
Harmonic, Inc.(a)(b)	6,093	65,743
Infinera Corp.(a)(b)	10,711	31,383

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Lumentum Holdings, Inc.(a)	3,742	$146,724
NETGEAR, Inc.(a)	1,611	20,363
NetScout Systems, Inc.(a)	3,966	86,578
Ribbon Communications, Inc.(a)(b)	5,067	9,526
Viasat, Inc.(a)(b)	4,048	74,645
Viavi Solutions, Inc.(a)	12,111	94,224

		1,237,731

Construction & Engineering — 1.4%
Ameresco, Inc., Class A(a)(b)	1,747	45,684
API Group Corp.(a)(b)	11,268	291,503
Arcosa, Inc.	2,649	182,966
Argan, Inc.	696	31,835
Bowman Consulting Group Ltd.(a)	573	15,225
Comfort Systems U.S.A., Inc.	1,949	354,426
Construction Partners, Inc., Class A(a)	2,380	91,511
Dycom Industries, Inc.(a)	1,597	136,033
Fluor Corp.(a)	7,862	261,726
Granite Construction, Inc.	2,424	98,124
IES Holdings, Inc.(a)	453	28,190
MasTec, Inc.(a)	3,299	196,093
MDU Resources Group, Inc.	11,107	206,701
MYR Group, Inc.(a)	916	106,100
Primoris Services Corp.	2,935	88,226
Sterling Infrastructure, Inc.(a)	1,697	123,626
Valmont Industries, Inc.	1,144	225,265

		2,483,234

Construction Materials — 0.3%
Eagle Materials, Inc.	1,924	296,123
Summit Materials, Inc., Class A(a)(b)	6,462	212,600
United States Lime & Minerals, Inc.	109	21,581

		530,304

Consumer Finance — 1.0%
Atlanticus Holdings Corp.(a)	273	7,988
Bread Financial Holdings, Inc.	2,796	75,576
Credit Acceptance Corp.(a)(b)	349	140,448
Encore Capital Group, Inc.(a)	1,299	48,946
Enova International, Inc.(a)	1,683	67,118
EZCORP, Inc., Class A, NVS(a)	3,004	24,633
FirstCash Holdings, Inc.	2,017	219,692
Green Dot Corp., Class A(a)	2,488	27,816
LendingClub Corp.(a)	5,894	30,590
Navient Corp.	4,835	76,925
Nelnet, Inc., Class A	967	82,011
NerdWallet, Inc., Class A(a)	2,221	23,942
OneMain Holdings, Inc.	6,589	236,743
PRA Group, Inc.(a)	2,143	26,380
PROG Holdings, Inc.(a)	2,491	68,228
SLM Corp.	12,352	160,576
SoFi Technologies, Inc.(a)(b)	51,721	390,494
Upstart Holdings, Inc.(a)(b)	3,975	95,519
World Acceptance Corp.(a)	180	17,752

		1,821,377

Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The)	1,719	86,174
Chefs’ Warehouse, Inc. (The)(a)(b)	1,926	36,652
Grocery Outlet Holding Corp.(a)	5,375	148,726
Ingles Markets, Inc., Class A	811	65,059
PriceSmart, Inc.	1,406	87,861
SpartanNash Co.	1,982	44,575
Sprouts Farmers Market, Inc.(a)(b)	5,563	233,757

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
United Natural Foods, Inc.(a)	3,152	$45,956
Weis Markets, Inc.	903	58,785

		807,545

Containers & Packaging — 1.2%
AptarGroup, Inc.	3,574	436,993
Berry Global Group, Inc.	6,454	354,970
Graphic Packaging Holding Co.	16,717	359,583
Greif, Inc., Class A, NVS	1,379	87,567
Greif, Inc., Class B	287	18,385
Myers Industries, Inc.	2,013	33,758
O-I Glass, Inc.(a)	8,436	130,336
Pactiv Evergreen, Inc.	2,283	19,679
Sealed Air Corp.	7,914	243,672
Silgan Holdings, Inc.	4,539	181,832
Sonoco Products Co.	5,348	277,080
TriMas Corp.	2,270	54,957

		2,198,812

Diversified Consumer Services — 1.2%
2U, Inc.(a)	4,510	9,561
ADT, Inc.	12,254	69,358
Adtalem Global Education, Inc.(a)	2,266	117,379
Bright Horizons Family Solutions, Inc.(a)(b)	3,146	232,993
Carriage Services, Inc.	719	15,530
Chegg, Inc.(a)	6,287	47,341
Coursera, Inc.(a)	5,640	97,797
Duolingo, Inc., Class A(a)	1,938	283,045
European Wax Center, Inc., Class A(a)	1,906	28,152
Frontdoor, Inc.(a)	4,360	126,135
Graham Holdings Co., Class B	203	117,480
Grand Canyon Education, Inc.(a)	1,618	191,458
H&R Block, Inc.	8,292	340,386
Laureate Education, Inc., Class A	7,432	105,088
Mister Car Wash, Inc.(a)	4,893	25,444
OneSpaWorld Holdings Ltd.(a)	4,754	49,822
Perdoceo Education Corp.	3,578	64,726
Rover Group, Inc., Class A(a)	6,184	39,887
Strategic Education, Inc.	1,202	98,937
Stride, Inc.(a)	2,205	121,231
Udemy, Inc.(a)	4,682	41,810
WW International, Inc.(a)(b)	4,299	33,618

		2,257,178

Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	4,026	63,611
American Assets Trust, Inc.	2,658	47,179
Armada Hoffler Properties, Inc.	3,722	37,071
Broadstone Net Lease, Inc.	10,173	143,948
Empire State Realty Trust, Inc., Class A	7,096	57,406
Essential Properties Realty Trust, Inc.	8,638	189,604
Gladstone Commercial Corp.	2,127	25,418
Global Net Lease, Inc.	10,622	84,339
One Liberty Properties, Inc.	915	16,836

		665,412

Diversified Telecommunication Services — 0.5%
Anterix, Inc.(a)	1,023	31,191
ATN International, Inc.	567	17,549
Cogent Communications Holdings, Inc.	2,368	153,873
Consolidated Communications Holdings, Inc.(a)	4,110	17,139
EchoStar Corp., Class A(a)	1,835	25,433
Frontier Communications Parent, Inc.(a)	12,039	215,739
Globalstar, Inc.(a)(b)	38,713	54,585
IDT Corp., Class B(a)	1,122	31,472

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Iridium Communications, Inc.	6,849	$253,755
Liberty Latin America Ltd., Class A(a)	1,889	12,902
Liberty Latin America Ltd., Class C, NVS(a)	7,167	49,094
Lumen Technologies, Inc.(a)	54,968	80,253

		942,985

Electric Utilities — 0.7%
ALLETE, Inc.	3,136	167,901
Hawaiian Electric Industries, Inc.	6,058	78,633
IDACORP, Inc.	2,771	262,441
MGE Energy, Inc.	1,962	140,538
Otter Tail Corp.	2,291	176,270
PNM Resources, Inc.	4,654	196,678
Portland General Electric Co.	5,534	221,471

		1,243,932

Electrical Equipment — 2.1%
Acuity Brands, Inc.	1,705	276,159
Allient, Inc.	792	21,859
Amprius Technologies, Inc.(a)(b)	1,121	3,262
Array Technologies, Inc.(a)	7,700	133,441
Atkore, Inc.(a)(b)	2,067	256,887
Babcock & Wilcox Enterprises, Inc.(a)	3,193	8,398
Blink Charging Co.(a)(b)	2,865	6,819
Bloom Energy Corp., Class A(a)(b)	11,388	118,435
ChargePoint Holdings, Inc., Class A(a)(b)	16,126	40,960
Encore Wire Corp.(b)	912	163,093
EnerSys	2,244	192,042
Enovix Corp.(a)(b)	7,230	64,419
Fluence Energy, Inc., Class A(a)(b)	2,194	38,000
FREYR Battery SA(a)(b)	6,439	20,669
FuelCell Energy, Inc.(a)	22,190	24,187
Generac Holdings, Inc.(a)	3,388	284,829
GrafTech International Ltd.	10,521	36,297
NEXTracker, Inc., Class A(a)(b)	2,665	92,635
NuScale Power Corp., Class A(a)(b)	2,464	8,328
nVent Electric PLC	9,062	436,154
Plug Power, Inc.(a)(b)	29,485	173,667
Powell Industries, Inc.	501	38,402
Preformed Line Products Co.	154	20,844
Sensata Technologies Holding PLC	8,354	266,326
SES AI Corp., Class A(a)	8,175	14,797
Shoals Technologies Group, Inc., Class A(a)	9,242	141,957
Stem, Inc.(a)(b)	8,225	27,800
SunPower Corp.(a)(b)	4,694	20,043
Sunrun, Inc.(a)(b)	11,887	114,710
Thermon Group Holdings, Inc.(a)	1,846	49,270
TPI Composites, Inc.(a)(b)	2,303	5,320
Vertiv Holdings Co., Class A	19,120	750,842
Vicor Corp.(a)	1,241	48,076

		3,898,927

Electronic Equipment, Instruments & Components — 2.5%
Advanced Energy Industries, Inc.	2,043	178,272
Arlo Technologies, Inc.(a)	5,142	43,656
Arrow Electronics, Inc.(a)	3,047	345,560
Avnet, Inc.	5,034	233,225
Badger Meter, Inc.	1,595	220,987
Bel Fuse, Inc., Class B, NVS	545	29,528
Belden, Inc.	2,327	164,984
Benchmark Electronics, Inc.	1,978	47,887
Coherent Corp.(a)	7,142	211,403
Crane NXT Co.	2,637	137,124
CTS Corp.	1,730	64,719

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ePlus, Inc.(a)	1,476	$92,250
Evolv Technologies Holdings, Inc., Class A(a)(b)	4,317	18,347
Fabrinet(a)	1,987	307,985
FARO Technologies, Inc.(a)	1,119	14,402
Insight Enterprises, Inc.(a)(b)	1,672	239,598
IPG Photonics Corp.(a)	1,626	139,673
Itron, Inc.(a)	2,476	141,825
Kimball Electronics, Inc.(a)	1,367	35,815
Knowles Corp.(a)	5,111	66,392
Lightwave Logic, Inc.(a)(b)	6,495	29,422
Littelfuse, Inc.	1,365	295,755
Methode Electronics, Inc.	1,979	45,260
Mirion Technologies, Inc., Class A(a)	9,853	68,281
Napco Security Technologies, Inc.	1,584	29,098
nLight, Inc.(a)	2,665	22,200
Novanta, Inc.(a)(b)	1,950	257,517
OSI Systems, Inc.(a)	840	87,587
PAR Technology Corp.(a)(b)	1,497	43,698
PC Connection, Inc.	634	33,970
Plexus Corp.(a)	1,501	147,578
Rogers Corp.(a)	912	112,076
Sanmina Corp.(a)	3,114	158,409
ScanSource, Inc.(a)	1,419	43,138
SmartRent, Inc., Class A(a)	9,774	23,555
TTM Technologies, Inc.(a)(b)	5,663	65,068
Vishay Intertechnology, Inc.	6,911	153,701
Vishay Precision Group, Inc.(a)	667	19,957
Vontier Corp.	8,488	250,905

		4,620,807

Energy Equipment & Services — 1.8%
Archrock, Inc.	7,615	96,482
Atlas Energy Solutions, Inc.	970	17,664
Bristow Group, Inc.(a)	1,330	34,766
Cactus, Inc., Class A	3,540	166,168
ChampionX Corp.	10,767	331,624
Core Laboratories, Inc.	2,564	54,921
Diamond Offshore Drilling, Inc.(a)	5,547	68,838
Dril-Quip, Inc.(a)	1,888	40,894
Helix Energy Solutions Group, Inc.(a)	7,875	77,175
Helmerich & Payne, Inc.	5,422	214,549
Liberty Energy, Inc., Class A	8,519	167,824
Nabors Industries Ltd.(a)	496	48,429
NOV, Inc.	21,530	429,739
Oceaneering International, Inc.(a)	5,475	120,395
Oil States International, Inc.(a)	3,532	25,642
Patterson-UTI Energy, Inc.	17,470	221,869
ProFrac Holding Corp., Class A(a)(b)	1,132	10,663
ProPetro Holding Corp.(a)	4,728	49,550
RPC, Inc.	4,751	39,528
Select Water Solutions, Inc., Class A	4,526	33,673
Tidewater, Inc.(a)(b)	2,636	180,171
Transocean Ltd.(a)(b)	36,969	244,735
U.S. Silica Holdings, Inc.(a)	4,237	51,141
Valaris Ltd.(a)	3,457	228,300
Weatherford International PLC(a)	3,921	365,006

		3,319,746

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)(b)	2,961	31,624
Atlanta Braves Holdings, Inc., Class A(a)	559	21,192
Atlanta Braves Holdings, Inc., Class C, NVS(a)	2,122	73,803
Cinemark Holdings, Inc.(a)(b)	5,909	97,439
Endeavor Group Holdings, Inc., Class A	10,325	234,997

20	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
IMAX Corp.(a)	2,483	$45,216
Lions Gate Entertainment Corp., Class A(a)(b)	3,530	27,746
Lions Gate Entertainment Corp., Class B, NVS(a)	6,937	51,750
Madison Square Garden Entertainment Corp.(a)(b)	2,315	70,561
Madison Square Garden Sports Corp., Class A(a)	903	151,830
Marcus Corp. (The)	1,360	21,134
Playstudios, Inc., Class A(a)	4,725	13,372
Playtika Holding Corp.(a)	3,800	31,920
Reservoir Media, Inc.(a)(b)	1,779	10,016
Roku, Inc., Class A(a)(b)	6,788	404,361
Sphere Entertainment Co., Class A(a)(b)	1,432	47,127
TKO Group Holdings, Inc., Class A	2,859	234,381
Vivid Seats, Inc., Class A(a)	1,981	11,648
Warner Music Group Corp., Class A	7,529	235,658

		1,815,775

Financial Services — 2.3%
Affirm Holdings, Inc., Class A(a)(b)	11,740	206,741
A-Mark Precious Metals, Inc.	989	26,782
AvidXchange Holdings, Inc.(a)(b)	9,280	80,179
Cannae Holdings, Inc.(a)	3,760	61,476
Cantaloupe, Inc.(a)	3,082	20,280
Cass Information Systems, Inc.	710	26,845
Compass Diversified Holdings	3,386	58,171
Enact Holdings, Inc.	1,718	47,348
Essent Group Ltd.	5,838	275,787
Euronet Worldwide, Inc.(a)	2,573	197,709
EVERTEC, Inc.	3,505	111,389
Federal Agricultural Mortgage Corp., Class C, NVS	509	75,617
Flywire Corp.(a)	5,749	154,591
I3 Verticals, Inc., Class A(a)	1,272	23,850
International Money Express, Inc.(a)	1,936	30,899
Jackson Financial, Inc., Class A	3,281	120,445
Marqeta, Inc., Class A(a)	23,656	122,302
Merchants Bancorp	1,440	43,042
MGIC Investment Corp.	15,358	258,629
Mr. Cooper Group, Inc.(a)	3,644	205,995
NMI Holdings, Inc., Class A(a)	4,557	124,634
Payoneer Global, Inc.(a)	11,602	67,176
PennyMac Financial Services, Inc., Class A	1,582	106,310
Radian Group, Inc.	8,698	220,407
Remitly Global, Inc.(a)	7,288	196,266
Repay Holdings Corp., Class A(a)(b)	4,047	24,242
Rocket Cos., Inc., Class A(a)	6,670	49,291
Shift4 Payments, Inc., Class A(a)	3,112	138,546
TFS Financial Corp.	2,745	32,556
Toast, Inc., Class A(a)(b)	19,797	316,554
UWM Holdings Corp., Class A	5,136	24,910
Voya Financial, Inc.	5,774	385,530
Walker & Dunlop, Inc.	1,821	118,001
Western Union Co. (The)	17,053	192,528

		4,145,028

Food Products — 1.3%
B&G Foods, Inc.	3,943	31,820
Beyond Meat, Inc.(a)(b)	3,428	20,465
Calavo Growers, Inc.	963	24,402
Cal-Maine Foods, Inc.	2,218	100,498
Flowers Foods, Inc.	10,486	229,958
Fresh Del Monte Produce, Inc.	1,850	46,250
Freshpet, Inc.(a)	2,622	150,503
Hain Celestial Group, Inc. (The)(a)	4,907	54,222
Hostess Brands, Inc., Class A(a)	7,292	243,553
Ingredion, Inc.	3,627	339,415

Security	Shares	Value

Food Products (continued)
J & J Snack Foods Corp.	842	$131,866
John B. Sanfilippo & Son, Inc.	487	49,801
Lancaster Colony Corp.	1,118	189,132
Mission Produce, Inc.(a)(b)	2,283	21,483
Pilgrim’s Pride Corp.(a)	2,192	55,896
Post Holdings, Inc.(a)(b)	2,781	223,259
Seaboard Corp.	12	42,083
Simply Good Foods Co. (The)(a)	4,968	185,257
Sovos Brands, Inc.(a)	3,417	74,183
Tootsie Roll Industries, Inc.	969	30,146
TreeHouse Foods, Inc.(a)	2,815	117,357
Utz Brands, Inc., Class A	3,639	44,359
Vital Farms, Inc.(a)	1,476	16,324
Westrock Coffee Co.(a)	1,535	12,648

		2,434,880

Gas Utilities — 0.8%
Chesapeake Utilities Corp.	973	86,218
National Fuel Gas Co.	5,033	256,431
New Jersey Resources Corp.	5,306	215,317
Northwest Natural Holding Co.	1,998	73,347
ONE Gas, Inc.	3,033	183,193
Southwest Gas Holdings, Inc.	3,267	191,479
Spire, Inc.	2,882	160,326
UGI Corp.	11,430	237,744

		1,404,055

Ground Transportation — 1.3%
ArcBest Corp.	1,315	143,177
Covenant Logistics Group, Inc., Class A	443	17,492
Daseke, Inc.(a)	2,352	10,443
Heartland Express, Inc.	2,373	27,669
Hertz Global Holdings, Inc.(a)	7,270	61,286
Landstar System, Inc.	1,948	320,991
Lyft, Inc., Class A(a)	18,686	171,351
Marten Transport Ltd.	3,137	55,148
PAM Transportation Services, Inc.(a)	303	5,233
RXO, Inc.(a)	6,454	113,010
Ryder System, Inc.	2,483	242,192
Saia, Inc.(a)	1,450	519,810
Schneider National, Inc., Class B	2,082	52,737
Universal Logistics Holdings, Inc.	377	8,437
Werner Enterprises, Inc.	3,430	124,578
XPO, Inc.(a)	6,337	480,408

		2,353,962

Health Care Equipment & Supplies — 2.4%
Alphatec Holdings, Inc.(a)	4,447	40,823
Artivion, Inc.(a)	2,111	26,894
AtriCure, Inc.(a)	2,577	89,267
Atrion Corp.	73	24,965
Avanos Medical, Inc.(a)	2,543	46,689
Axonics, Inc.(a)(b)	2,781	142,415
Cerus Corp.(a)	9,808	13,731
CONMED Corp.(b)	1,699	165,585
Cutera, Inc.(a)	822	2,556
Embecta Corp.	3,128	47,295
Enovis Corp.(a)	2,704	124,114
Envista Holdings Corp.(a)(b)	8,909	207,312
Establishment Labs Holdings, Inc.(a)(b)	1,252	36,659
Glaukos Corp.(a)	2,659	181,344
Globus Medical, Inc., Class A(a)(b)	6,377	291,493
Haemonetics Corp.(a)	2,775	236,513
ICU Medical, Inc.(a)(b)	1,100	107,866

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Inari Medical, Inc.(a)	2,779	$168,713
Inspire Medical Systems, Inc.(a)	1,597	235,015
Integer Holdings Corp.(a)	1,833	148,785
Integra LifeSciences Holdings Corp.(a)	3,849	138,410
iRadimed Corp.	377	15,359
iRhythm Technologies, Inc.(a)(b)	1,663	130,579
Lantheus Holdings, Inc.(a)(b)	3,722	240,441
LeMaitre Vascular, Inc.	1,097	53,292
LivaNova PLC(a)	2,929	143,667
Merit Medical Systems, Inc.(a)	3,164	217,493
Neogen Corp.(a)	10,703	159,368
Nevro Corp.(a)(b)	1,953	28,182
Novocure Ltd.(a)	5,278	70,197
Omnicell, Inc.(a)	2,454	87,215
OraSure Technologies, Inc.(a)	4,010	20,692
Orchestra BioMed Holdings, Inc.(a)(b)	1,395	6,543
Orthofix Medical, Inc.(a)	2,024	22,345
OrthoPediatrics Corp.(a)	833	20,375
Outset Medical, Inc.(a)	2,685	9,505
Paragon 28, Inc.(a)	2,019	17,424
PROCEPT BioRobotics Corp.(a)	2,388	63,975
Pulmonx Corp.(a)(b)	2,036	17,896
QuidelOrtho Corp.(a)	2,691	164,366
RxSight, Inc.(a)	1,225	27,122
SI-BONE, Inc.(a)(b)	1,997	33,969
Sight Sciences, Inc.(a)	1,868	2,961
Silk Road Medical, Inc.(a)(b)	2,116	15,891
STAAR Surgical Co.(a)(b)	2,669	111,618
Tandem Diabetes Care, Inc.(a)	3,615	62,539
TransMedics Group, Inc.(a)(b)	1,772	66,415
Treace Medical Concepts, Inc.(a)	2,340	23,470
UFP Technologies, Inc.(a)	385	60,029
Varex Imaging Corp.(a)	2,213	39,945
Zynex, Inc.(a)	1,150	10,212

		4,419,529

Health Care Providers & Services — 2.4%
23andMe Holding Co., Class A(a)(b)	15,895	13,465
Acadia Healthcare Co., Inc.(a)	5,039	370,417
Accolade, Inc.(a)	3,741	24,316
AdaptHealth Corp.(a)	4,430	32,472
Addus HomeCare Corp.(a)	880	69,432
Agiliti, Inc.(a)	1,903	10,714
Alignment Healthcare, Inc.(a)(b)	5,298	36,450
Amedisys, Inc.(a)	1,794	164,133
AMN Healthcare Services, Inc.(a)	2,065	156,651
Apollo Medical Holdings, Inc.(a)(b)	2,282	71,221
Brookdale Senior Living, Inc.(a)	10,246	40,062
Castle Biosciences, Inc.(a)	1,548	24,180
Community Health Systems, Inc.(a)	6,791	14,533
CorVel Corp.(a)(b)	490	95,031
Cross Country Healthcare, Inc.(a)(b)	1,826	42,290
DocGo, Inc.(a)(b)	4,846	28,785
Encompass Health Corp.	5,480	342,829
Enhabit, Inc.(a)(b)	2,742	20,209
Ensign Group, Inc. (The)	3,075	297,045
Fulgent Genetics, Inc.(a)	1,094	26,190
Guardant Health, Inc.(a)	6,406	165,787
HealthEquity, Inc.(a)	4,679	335,391
Hims & Hers Health, Inc., Class A(a)	7,939	47,475
LifeStance Health Group, Inc.(a)(b)	4,849	28,270
ModivCare, Inc.(a)	680	28,723
National HealthCare Corp.	745	50,183

Security	Shares	Value

Health Care Providers & Services (continued)
National Research Corp., Class A	803	$33,935
NeoGenomics, Inc.(a)	6,951	97,453
OPKO Health, Inc.(a)	23,997	29,996
Option Care Health, Inc.(a)	9,781	271,227
Owens & Minor, Inc.(a)	4,168	59,727
Patterson Cos., Inc.	4,635	141,182
Pediatrix Medical Group, Inc.(a)	4,534	51,960
Pennant Group, Inc. (The)(a)	1,704	18,523
Premier, Inc., Class A	6,483	124,603
Privia Health Group, Inc.(a)(b)	5,551	116,682
Progyny, Inc.(a)	4,560	140,722
R1 RCM, Inc.(a)(b)	10,708	126,247
RadNet, Inc.(a)	3,278	88,375
Select Medical Holdings Corp.	5,703	129,629
Surgery Partners, Inc.(a)(b)	3,578	82,759
Tenet Healthcare Corp.(a)	5,556	298,357
U.S. Physical Therapy, Inc.	821	69,054

		4,416,685

Health Care REITs — 0.7%
CareTrust REIT, Inc.	5,478	117,887
Community Healthcare Trust, Inc.	1,358	38,934
Global Medical REIT, Inc.	3,352	29,028
LTC Properties, Inc.	2,281	72,102
Medical Properties Trust, Inc.	32,595	155,804
National Health Investors, Inc.	2,377	118,945
Omega Healthcare Investors, Inc.	13,341	441,587
Physicians Realty Trust	12,998	141,158
Sabra Health Care REIT, Inc.	12,646	172,492
Universal Health Realty Income Trust	689	26,485

		1,314,422

Health Care Technology — 0.5%
American Well Corp., Class A(a)	13,797	16,142
Certara, Inc.(a)(b)	5,896	71,872
Definitive Healthcare Corp., Class A(a)	2,516	14,492
Doximity, Inc., Class A(a)(b)	6,829	139,516
Evolent Health, Inc., Class A(a)(b)	6,146	150,147
Health Catalyst, Inc.(a)	3,176	23,788
HealthStream, Inc.	1,348	34,239
Multiplan Corp., Class A(a)	14,853	25,102
NextGen Healthcare, Inc.(a)	2,995	71,640
Phreesia, Inc.(a)(b)	2,784	38,029
Schrodinger, Inc.(a)(b)	2,970	64,449
Sharecare, Inc., Class A(a)	17,690	18,575
Simulations Plus, Inc.	887	31,285
Teladoc Health, Inc.(a)(b)	9,003	148,910
Veradigm, Inc.(a)(b)	6,036	79,615

		927,801

Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.	11,717	183,722
Chatham Lodging Trust	2,631	24,337
DiamondRock Hospitality Co.	11,574	89,467
Park Hotels & Resorts, Inc.	11,756	135,547
Pebblebrook Hotel Trust(b)	6,544	78,070
RLJ Lodging Trust	8,571	80,567
Ryman Hospitality Properties, Inc.	3,277	280,511
Service Properties Trust	9,063	65,707
Summit Hotel Properties, Inc.	5,837	32,921
Sunstone Hotel Investors, Inc.	11,365	105,694
Xenia Hotels & Resorts, Inc.	5,847	68,001

		1,144,544

22	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure — 2.8%
Accel Entertainment, Inc., Class A(a)	3,092	$30,456
Bally’s Corp.(a)	1,578	14,391
BJ’s Restaurants, Inc.(a)	1,284	33,024
Bloomin’ Brands, Inc.	4,756	111,005
Bowlero Corp., Class A(a)(b)	2,479	25,013
Boyd Gaming Corp.	3,889	214,867
Brinker International, Inc.(a)	2,433	82,527
Cheesecake Factory, Inc. (The)	2,549	79,197
Choice Hotels International, Inc.	1,361	150,391
Chuy’s Holdings, Inc.(a)	987	33,222
Cracker Barrel Old Country Store, Inc.	1,212	80,428
Dave & Buster’s Entertainment, Inc.(a)	1,867	65,233
Denny’s Corp.(a)	3,034	26,153
Dine Brands Global, Inc.	886	43,671
Dutch Bros, Inc., Class A(a)	2,833	68,955
Everi Holdings, Inc.(a)	4,727	51,004
First Watch Restaurant Group, Inc.(a)	1,290	21,556
Global Business Travel Group I, Class A(a)	2,488	12,266
Golden Entertainment, Inc.	1,157	36,284
Hilton Grand Vacations, Inc.(a)	3,998	143,728
Hyatt Hotels Corp., Class A	2,506	256,715
Jack in the Box, Inc.	1,093	69,056
Krispy Kreme, Inc.	4,579	59,206
Kura Sushi U.S.A., Inc., Class A(a)	300	17,142
Life Time Group Holdings, Inc.(a)(b)	3,234	38,226
Light & Wonder, Inc., Class A(a)(b)	4,996	365,258
Lindblad Expeditions Holdings, Inc.(a)(b)	2,081	12,944
Marriott Vacations Worldwide Corp.	1,868	167,859
Monarch Casino & Resort, Inc.	732	44,059
Norwegian Cruise Line Holdings Ltd.(a)(b)	23,155	314,908
Papa John’s International, Inc.	1,775	115,411
Penn Entertainment, Inc.(a)	8,219	162,161
Planet Fitness, Inc., Class A(a)(b)	4,596	254,021
Portillo’s, Inc., Class A(a)	2,594	38,780
RCI Hospitality Holdings, Inc.(b)	461	25,129
Red Rock Resorts, Inc., Class A	2,699	106,745
Sabre Corp.(a)	18,205	63,718
SeaWorld Entertainment, Inc.(a)	1,942	83,661
Shake Shack, Inc., Class A(a)	2,037	114,154
Six Flags Entertainment Corp.(a)	3,904	77,690
Sweetgreen, Inc., Class A(a)(b)	4,946	51,092
Target Hospitality Corp.(a)	1,522	20,897
Texas Roadhouse, Inc.	3,655	371,129
Travel + Leisure Co.	4,032	137,209
Wendy’s Co. (The)	9,305	176,981
Wingstop, Inc.	1,640	299,743
Wyndham Hotels & Resorts, Inc.	4,588	332,171
Xponential Fitness, Inc., Class A(a)	1,422	20,292

		5,119,728

Household Durables — 2.2%
Beazer Homes U.S.A., Inc.(a)	1,622	39,236
Cavco Industries, Inc.(a)	438	109,285
Century Communities, Inc.	1,584	97,416
Cricut, Inc., Class A(b)	2,764	23,577
Dream Finders Homes, Inc., Class A(a)(b)	1,230	24,219
Ethan Allen Interiors, Inc.	1,267	33,272
GoPro, Inc., Class A(a)	6,977	17,512
Green Brick Partners, Inc.(a)	1,379	53,367
Helen of Troy Ltd.(a)	1,307	128,504
Hovnanian Enterprises, Inc., Class A(a)	257	17,856
Installed Building Products, Inc.	1,295	144,613
iRobot Corp.(a)	1,528	50,317

Security	Shares	Value

Household Durables (continued)
KB Home	4,276	$188,999
La-Z-Boy, Inc.	2,382	69,650
Legacy Housing Corp.(a)	353	6,534
Leggett & Platt, Inc.	7,272	170,383
LGI Homes, Inc.(a)	1,109	104,812
Lovesac Co. (The)(a)	729	11,999
M/I Homes, Inc.(a)	1,516	124,418
MDC Holdings, Inc.	3,291	124,894
Meritage Homes Corp.	1,990	226,900
Mohawk Industries, Inc.(a)	2,873	230,932
Newell Brands, Inc.	20,854	140,139
Skyline Champion Corp.(a)	2,889	169,382
Sonos, Inc.(a)	6,999	75,449
Taylor Morrison Home Corp., Class A(a)	5,985	229,345
Tempur Sealy International, Inc.	9,423	376,260
Toll Brothers, Inc.	5,984	423,129
TopBuild Corp.(a)	1,736	397,127
Tri Pointe Homes, Inc.(a)(b)	5,384	134,923
Vizio Holding Corp., Class A(a)(b)	5,398	27,476

		3,971,925

Household Products — 0.3%
Central Garden & Pet Co.(a)	531	23,167
Central Garden & Pet Co., Class A, NVS(a)	2,216	87,953
Energizer Holdings, Inc.	3,682	116,278
Reynolds Consumer Products, Inc.	3,022	76,849
Spectrum Brands Holdings, Inc.	1,943	146,347
WD-40 Co.(b)	745	157,493

		608,087

Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class A(a)	3,262	17,321
Clearway Energy, Inc., Class A	1,868	38,051
Clearway Energy, Inc., Class C	4,527	98,281
Montauk Renewables, Inc.(a)(b)	3,576	35,975
Ormat Technologies, Inc.	2,941	180,989
Sunnova Energy International, Inc.(a)(b)	5,450	49,759

		420,376

Industrial REITs — 0.8%
EastGroup Properties, Inc.	2,477	404,370
First Industrial Realty Trust, Inc.	7,122	301,261
Innovative Industrial Properties, Inc.	1,532	110,043
LXP Industrial Trust	15,971	126,331
Plymouth Industrial REIT, Inc.	1,951	38,903
STAG Industrial, Inc.	9,822	326,287
Terreno Realty Corp.	4,537	241,731

		1,548,926

Insurance — 2.8%
Ambac Financial Group, Inc.(a)	2,572	31,198
American Equity Investment Life Holding Co.(a)	3,399	180,011
AMERISAFE, Inc.	1,122	57,188
Argo Group International Holdings Ltd.	1,950	58,188
Assurant, Inc.	2,906	432,704
Assured Guaranty Ltd.	3,096	193,191
Axis Capital Holdings Ltd.	4,391	250,726
Brighthouse Financial, Inc.(a)	3,690	167,157
BRP Group, Inc., Class A(a)(b)	3,509	73,443
CNO Financial Group, Inc.	6,474	150,067
Donegal Group, Inc., Class A	1,168	16,492
Employers Holdings, Inc.	1,020	38,760
Enstar Group Ltd.(a)	733	173,699
F&G Annuities & Life, Inc.	1,037	31,826
First American Financial Corp.	5,664	291,356

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Genworth Financial, Inc., Class A(a)	21,260	$127,347
Goosehead Insurance, Inc., Class A(a)	1,315	85,304
Hagerty, Inc., Class A(a)	1,378	10,638
Hanover Insurance Group, Inc. (The)	1,992	233,482
HCI Group, Inc.	338	19,932
Hippo Holdings, Inc.(a)	870	6,264
Horace Mann Educators Corp.	1,984	62,952
James River Group Holdings Ltd.	2,049	28,174
Kemper Corp.	3,305	131,804
Lemonade, Inc.(a)(b)	3,391	37,098
Lincoln National Corp.	8,621	187,679
MBIA, Inc.(a)	2,393	16,464
Mercury General Corp.	1,511	46,660
National Western Life Group, Inc., Class A	124	59,384
Oscar Health, Inc., Class A(a)	7,678	39,311
Palomar Holdings, Inc.(a)	1,366	68,409
Primerica, Inc.	1,986	379,644
ProAssurance Corp.	2,198	37,366
RLI Corp.	2,213	294,860
Ryan Specialty Holdings, Inc., Class A(a)(b)	5,520	238,464
Safety Insurance Group, Inc.	773	58,107
Selective Insurance Group, Inc.	3,329	346,582
SiriusPoint Ltd.(a)	4,819	47,467
Skyward Specialty Insurance Group, Inc.(a)	1,540	43,351
Stewart Information Services Corp.	1,375	60,046
Tiptree, Inc.	1,193	18,026
Trupanion, Inc.(a)(b)	1,969	40,561
United Fire Group, Inc.	1,186	23,886
Universal Insurance Holdings, Inc.	1,496	23,427
White Mountains Insurance Group Ltd.	138	197,444

		5,116,139

Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	5,403	72,616
Cargurus, Inc., Class A(a)	4,733	81,550
Cars.com, Inc.(a)	3,334	50,777
Eventbrite, Inc., Class A(a)(b)	4,503	37,285
Grindr, Inc.(a)	980	5,831
IAC, Inc.(a)(b)	3,798	161,605
QuinStreet, Inc.(a)	2,919	33,014
Rumble, Inc., Class A(a)(b)	4,115	18,476
Shutterstock, Inc.	1,323	53,820
Taboola.com Ltd.(a)(b)	8,306	30,483
TripAdvisor, Inc.(a)(b)	5,900	87,084
Vimeo, Inc.(a)	8,835	27,212
Yelp, Inc.(a)	3,749	158,170
Ziff Davis, Inc.(a)(b)	2,535	153,266
ZipRecruiter, Inc., Class A(a)(b)	3,980	42,387

		1,013,576

IT Services — 0.5%
BigBear.ai Holdings, Inc.(a)(b)	3,056	3,881
BigCommerce Holdings, Inc., Series 1(a)	3,675	32,671
DigitalOcean Holdings, Inc.(a)	2,850	58,311
DXC Technology Co.(a)	11,196	225,823
Fastly, Inc., Class A(a)(b)	6,504	95,414
Grid Dynamics Holdings, Inc., Class A(a)	3,043	30,856
Hackett Group, Inc. (The)	1,335	29,757
Kyndryl Holdings, Inc.(a)	12,478	182,553
Perficient, Inc.(a)	1,898	110,445
Squarespace, Inc., Class A(a)	2,437	69,235
Thoughtworks Holding, Inc.(a)(b)	5,054	17,133

		856,079

Security	Shares	Value

Leisure Products — 0.9%
Acushnet Holdings Corp.	1,661	$84,644
Brunswick Corp.	3,819	265,306
Funko, Inc., Class A(a)	1,935	14,919
Johnson Outdoors, Inc., Class A	356	16,928
Malibu Boats, Inc., Class A(a)	1,113	48,549
MasterCraft Boat Holdings, Inc.(a)	806	16,475
Mattel, Inc.(a)	19,361	369,408
Peloton Interactive, Inc., Class A(a)(b)	18,533	88,217
Polaris, Inc.	2,897	250,359
Smith & Wesson Brands, Inc.	2,615	38,519
Solo Brands, Inc., Class A(a)	1,474	5,675
Sturm Ruger & Co., Inc.	954	52,804
Topgolf Callaway Brands Corp.(a)	7,816	95,511
Vista Outdoor, Inc.(a)	3,204	80,484
YETI Holdings, Inc.(a)	4,719	200,652

		1,628,450

Life Sciences Tools & Services — 0.6%
10X Genomics, Inc., Class A(a)	5,628	198,556
Adaptive Biotechnologies Corp.(a)	6,052	26,871
Azenta, Inc.(a)	3,277	148,940
BioLife Solutions, Inc.(a)(b)	1,834	18,523
CryoPort, Inc.(a)	2,660	25,802
Cytek Biosciences, Inc.(a)	5,405	22,755
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	5,969	40,947
Medpace Holdings, Inc.(a)	1,273	308,919
Mesa Laboratories, Inc.	274	25,709
NanoString Technologies, Inc.(a)(b)	2,459	3,393
OmniAb, Inc.(a)(b)	5,202	23,669
OmniAb, Inc., 12.50 Earnout Shares(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(c)	359	—
Pacific Biosciences of California, Inc.(a)(b)	12,689	78,418
Quanterix Corp.(a)	1,882	40,877
SomaLogic, Inc., Class A(a)	8,682	19,361
Sotera Health Co.(a)(b)	5,375	68,048

		1,050,788

Machinery — 3.7%
3D Systems Corp.(a)	7,204	26,871
Alamo Group, Inc.	566	90,730
Albany International Corp., Class A	1,710	139,553
Allison Transmission Holdings, Inc.	4,867	245,394
Astec Industries, Inc.	1,243	49,770
Barnes Group, Inc.	2,784	57,879
Blue Bird Corp.(a)	935	17,026
Chart Industries, Inc.(a)	2,291	266,283
Columbus McKinnon Corp.	1,573	48,087
Crane Co.	2,677	260,552
Desktop Metal, Inc., Class A(a)(b)	12,994	11,258
Donaldson Co., Inc.	6,601	380,614
Douglas Dynamics, Inc.	1,256	30,496
Energy Recovery, Inc.(a)(b)	3,057	46,466
Enerpac Tool Group Corp., Class A	3,058	86,541
EnPro Industries, Inc.	1,137	126,275
Esab Corp.(b)	3,080	194,964
ESCO Technologies, Inc.	1,412	137,275
Federal Signal Corp.	3,342	193,970
Flowserve Corp.	7,208	264,678
Franklin Electric Co., Inc.	2,160	187,315
Gates Industrial Corp. PLC(a)	7,201	78,635
Gorman-Rupp Co. (The)	1,353	39,981
Greenbrier Cos., Inc. (The)	1,682	58,180
Helios Technologies, Inc.	1,813	93,768
Hillenbrand, Inc.	3,793	144,248

24	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Hillman Solutions Corp.(a)	10,556	$69,247
Hyster-Yale Materials Handling, Inc., Class A	616	24,646
ITT, Inc.	4,394	410,180
John Bean Technologies Corp.	1,731	180,059
Kadant, Inc.(b)	644	141,680
Kennametal, Inc.	4,403	101,753
Lindsay Corp.	600	74,952
Luxfer Holdings PLC	1,548	12,802
Manitowoc Co., Inc. (The)(a)	1,917	24,538
Mueller Industries, Inc.	6,174	232,821
Mueller Water Products, Inc., Class A	8,540	105,640
Nikola Corp.(a)(b)	38,470	41,548
Omega Flex, Inc.	177	12,933
Oshkosh Corp.	3,558	312,143
Proto Labs, Inc.(a)	1,431	33,786
RBC Bearings, Inc.(a)	1,589	349,326
REV Group, Inc.	1,690	24,066
Shyft Group, Inc. (The)	1,758	19,303
SPX Technologies, Inc.(a)	2,504	200,620
Standex International Corp.	642	92,172
Symbotic, Inc., Class A(a)(b)	870	29,606
Tennant Co.	1,020	75,704
Terex Corp.	3,670	168,086
Timken Co. (The)	3,583	247,657
Titan International, Inc.(a)	2,777	31,547
Trinity Industries, Inc.	4,438	92,444
Velo3D, Inc.(a)(b)	5,049	6,665
Wabash National Corp.	2,536	52,470
Watts Water Technologies, Inc., Class A	1,495	258,650

		6,703,853

Marine Transportation — 0.2%
Eagle Bulk Shipping, Inc.	377	15,382
Genco Shipping & Trading Ltd.	2,349	30,936
Kirby Corp.(a)	3,263	243,746
Matson, Inc.	1,921	167,223

		457,287

Media — 0.8%
Advantage Solutions, Inc., Class A(a)	5,434	12,498
Altice U.S.A., Inc., Class A(a)(b)	12,516	36,171
AMC Networks, Inc., Class A(a)	1,763	20,803
Boston Omaha Corp., Class A(a)	1,107	15,753
Cable One, Inc.	251	138,017
Clear Channel Outdoor Holdings, Inc.(a)(b)	19,259	21,185
DISH Network Corp., Class A(a)	13,528	66,287
EW Scripps Co. (The), Class A, NVS(a)	3,334	18,237
Gray Television, Inc.	4,381	28,564
iHeartMedia, Inc., Class A(a)(b)	5,903	13,872
Integral Ad Science Holding Corp.(a)	2,984	34,256
John Wiley & Sons, Inc., Class A	2,336	70,711
Magnite, Inc.(a)(b)	6,515	43,260
New York Times Co. (The), Class A	8,905	358,961
Nexstar Media Group, Inc., Class A	1,829	256,206
PubMatic, Inc., Class A(a)	2,360	26,597
Scholastic Corp., NVS	1,520	56,088
Sinclair, Inc., Class A	2,070	22,501
Stagwell, Inc., Class A(a)(b)	5,530	22,784
TechTarget, Inc.(a)	1,409	35,479
TEGNA, Inc.	10,991	159,479
Thryv Holdings, Inc.(a)	1,685	29,370
WideOpenWest, Inc.(a)(b)	2,503	17,621

		1,504,700

Security	Shares	Value

Metals & Mining — 1.5%
Alcoa Corp.	9,805	$251,400
Alpha Metallurgical Resources, Inc.	664	146,053
Arch Resources, Inc., Class A	987	148,869
ATI, Inc.(a)(b)	7,024	265,297
Carpenter Technology Corp.	2,642	165,706
Century Aluminum Co.(a)	2,802	18,521
Coeur Mining, Inc.(a)	19,125	48,004
Commercial Metals Co.	6,368	269,303
Compass Minerals International, Inc.	1,825	44,968
Gatos Silver, Inc.(a)(b)	2,587	12,599
Haynes International, Inc.	687	29,558
Hecla Mining Co.	31,197	126,972
Ivanhoe Electric, Inc.(a)	4,404	45,097
Kaiser Aluminum Corp.	868	49,302
Materion Corp.	1,121	108,715
MP Materials Corp., Class A(a)	7,808	128,051
Olympic Steel, Inc.	525	26,654
Piedmont Lithium, Inc.(a)(b)	979	26,893
Ryerson Holding Corp.	1,592	46,248
Schnitzer Steel Industries, Inc., Class A	1,394	31,658
SunCoke Energy, Inc.	4,717	44,859
TimkenSteel Corp.(a)	2,132	43,344
United States Steel Corp.	12,206	413,661
Warrior Met Coal, Inc.	2,832	138,003
Worthington Industries, Inc.	1,653	101,858

		2,731,593

Mortgage Real Estate Investment Trusts (REITs) — 1.1%
AGNC Investment Corp.	33,359	246,189
Apollo Commercial Real Estate Finance, Inc.	7,204	71,752
Arbor Realty Trust, Inc.	10,058	126,831
Ares Commercial Real Estate Corp.	2,923	26,804
ARMOUR Residential REIT, Inc.	2,456	35,784
Blackstone Mortgage Trust, Inc., Class A	9,354	186,612
BrightSpire Capital, Inc., Class A	7,132	40,367
Chimera Investment Corp.	12,380	59,424
Claros Mortgage Trust, Inc.	6,662	69,485
Dynex Capital, Inc.	3,069	30,813
Ellington Financial, Inc.	3,775	45,413
Franklin BSP Realty Trust, Inc.	4,505	56,808
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,805	99,498
KKR Real Estate Finance Trust, Inc.	3,155	32,938
Ladder Capital Corp., Class A	6,233	63,016
MFA Financial, Inc.	5,515	49,028
New York Mortgage Trust, Inc.	5,021	39,114
Orchid Island Capital, Inc.	2,332	14,645
PennyMac Mortgage Investment Trust	4,708	59,556
Ready Capital Corp.	8,604	81,136
Redwood Trust, Inc.	6,216	39,036
Rithm Capital Corp.	26,355	245,892
Starwood Property Trust, Inc.	16,170	287,018
TPG RE Finance Trust, Inc.	3,288	18,117
Two Harbors Investment Corp.	5,318	61,742

		2,087,018

Multi-Utilities — 0.3%
Avista Corp.	4,204	133,225
Black Hills Corp.	3,676	177,734
Northwestern Energy Group, Inc.	3,293	158,097
Unitil Corp.	900	41,103

		510,159

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Office REITs — 0.7%
Brandywine Realty Trust	9,421	$35,235
COPT Defense Properties	6,110	139,308
Cousins Properties, Inc.	8,275	147,874
Douglas Emmett, Inc.	9,221	103,367
Easterly Government Properties, Inc.	5,132	55,220
Equity Commonwealth	5,959	112,864
Highwoods Properties, Inc.	5,768	103,190
Hudson Pacific Properties, Inc.	7,051	31,447
JBG SMITH Properties	5,177	66,628
Kilroy Realty Corp.	5,802	165,821
Paramount Group, Inc.	9,055	38,755
Piedmont Office Realty Trust, Inc., Class A	6,916	36,032
SL Green Realty Corp.(b)	3,557	104,185
Vornado Realty Trust	8,728	167,578

		1,307,504

Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp.	18,762	231,523
Antero Resources Corp.(a)	15,444	454,671
Berry Corp.	3,775	31,521
California Resources Corp.	3,534	185,853
Callon Petroleum Co.(a)(b)	3,042	113,619
Centrus Energy Corp., Class A(a)	724	38,423
Chord Energy Corp.	2,264	374,284
Civitas Resources, Inc.	4,657	351,278
Clean Energy Fuels Corp.(a)(b)	9,685	33,801
CNX Resources Corp.(a)	8,778	190,658
Comstock Resources, Inc.	5,003	63,038
CONSOL Energy, Inc.	1,568	144,084
Crescent Energy Co., Class A	4,495	54,749
CVR Energy, Inc.	1,763	57,738
Delek U.S. Holdings, Inc.	3,519	92,726
Denbury, Inc.(a)	2,770	246,225
Dorian LPG Ltd.	1,853	59,240
DT Midstream, Inc.	5,342	288,308
Earthstone Energy, Inc., Class A(a)	3,474	73,545
Enviva, Inc.	1,794	6,494
Equitrans Midstream Corp.	23,796	211,071
Excelerate Energy, Inc., Class A	1,017	14,462
Green Plains, Inc.(a)(b)	1,656	48,653
Gulfport Energy Corp.(a)	539	66,626
HighPeak Energy, Inc.(b)	974	17,250
International Seaways, Inc.	2,050	98,584
Kinetik Holdings, Inc., Class A	845	29,947
Kosmos Energy Ltd.(a)(b)	25,118	181,854
Magnolia Oil & Gas Corp., Class A	10,250	230,112
Matador Resources Co.	6,033	372,176
Murphy Oil Corp.	8,147	365,556
New Fortress Energy, Inc., Class A	3,568	108,110
NextDecade Corp.(a)(b)	4,085	17,933
Northern Oil & Gas, Inc.	4,906	188,096
Par Pacific Holdings, Inc.(a)	3,225	105,844
PBF Energy, Inc., Class A	6,035	286,844
Peabody Energy Corp.	6,074	143,286
Permian Resources Corp., Class A	15,247	222,149
Range Resources Corp.	13,197	472,980
REX American Resources Corp.(a)	936	35,577
Riley Exploration Permian, Inc.	207	6,552
SandRidge Energy, Inc.	1,705	27,024
SilverBow Resources, Inc.(a)(b)	674	22,983
Sitio Royalties Corp., Class A	4,449	109,979
SM Energy Co.	6,464	260,628
Southwestern Energy Co.(a)	59,958	427,501

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Talos Energy, Inc.(a)	5,475	$84,862
Tellurian, Inc.(a)(b)	31,538	21,761
Uranium Energy Corp.(a)(b)	20,588	122,499
VAALCO Energy, Inc.	6,025	26,932
Vertex Energy, Inc.(a)(b)	4,463	19,236
Vital Energy, Inc.(a)	912	45,636
Vitesse Energy, Inc.	1,249	29,589
W&T Offshore, Inc.(a)(b)	5,525	22,929
World Kinect Corp.	3,517	65,065

		7,602,064

Paper & Forest Products — 0.2%
Clearwater Paper Corp.(a)	930	31,443
Louisiana-Pacific Corp.	3,490	178,967
Mercer International, Inc.	2,345	18,619
Sylvamo Corp.	1,938	85,854

		314,883

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	6,923	218,975
Allegiant Travel Co.	823	54,828
Frontier Group Holdings, Inc.(a)	2,188	7,417
Hawaiian Holdings, Inc.(a)	2,936	12,361
JetBlue Airways Corp.(a)	18,394	69,161
Joby Aviation, Inc., Class A(a)(b)	20,020	105,505
SkyWest, Inc.(a)	2,297	96,865
Spirit Airlines, Inc.	5,953	68,340
Sun Country Airlines Holdings, Inc.(a)	2,191	28,527

		661,979

Personal Care Products — 0.6%
Beauty Health Co. (The), Class A(a)(b)	4,502	18,233
BellRing Brands, Inc.(a)	7,144	312,407
Edgewell Personal Care Co.	2,805	97,894
elf Beauty, Inc.(a)	2,970	275,111
Herbalife Ltd.(a)(b)	5,390	76,807
Inter Parfums, Inc.	973	123,678
Medifast, Inc.	592	40,943
Nu Skin Enterprises, Inc., Class A	2,734	51,919
Olaplex Holdings, Inc.(a)	6,006	8,529
USANA Health Sciences, Inc.(a)	609	27,740

		1,033,261

Pharmaceuticals — 1.3%
Aclaris Therapeutics, Inc.(a)	2,965	14,766
Amphastar Pharmaceuticals, Inc.(a)	2,088	94,524
Amylyx Pharmaceuticals, Inc.(a)	2,205	35,964
ANI Pharmaceuticals, Inc.(a)	873	53,899
Arvinas, Inc.(a)(b)	2,918	47,038
Axsome Therapeutics, Inc.(a)	2,107	131,224
Cassava Sciences, Inc.(a)(b)	2,149	43,302
Collegium Pharmaceutical, Inc.(a)	1,937	42,149
Corcept Therapeutics, Inc.(a)(b)	4,912	137,929
Cymabay Therapeutics, Inc.(a)(b)	5,722	93,726
Edgewise Therapeutics, Inc.(a)(b)	2,312	14,797
Elanco Animal Health, Inc.(a)	26,814	236,231
Enliven Therapeutics, Inc.(a)(b)	1,122	13,902
Evolus, Inc.(a)	2,413	18,339
Harmony Biosciences Holdings, Inc.(a)	1,829	43,055
Harrow, Inc.(a)(b)	1,675	24,011
Innoviva, Inc.(a)	3,094	38,397
Intra-Cellular Therapies, Inc.(a)	4,868	242,232
Ligand Pharmaceuticals, Inc.(a)	899	47,009
Liquidia Corp.(a)(b)	2,628	17,108
Marinus Pharmaceuticals, Inc.(a)(b)	2,805	19,467

26	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Ocular Therapeutix, Inc.(a)(b)	4,261	$12,144
Organon & Co.	13,936	206,113
Pacira BioSciences, Inc.(a)	2,513	71,017
Perrigo Co. PLC	7,374	203,817
Phathom Pharmaceuticals, Inc.(a)(b)	1,761	16,377
Pliant Therapeutics, Inc.(a)	2,836	41,604
Prestige Consumer Healthcare, Inc.(a)	2,718	161,340
Revance Therapeutics, Inc.(a)(b)	4,784	37,746
Scilex Holding Co. (Acquired 01/09/23, cost $19,912)(a)(d)	3,943	7,310
SIGA Technologies, Inc.	2,318	11,822
Supernus Pharmaceuticals, Inc.(a)	2,990	71,311
Tarsus Pharmaceuticals, Inc.(a)(b)	1,414	20,135
Terns Pharmaceuticals, Inc.(a)	2,008	10,562
Theravance Biopharma, Inc.(a)	2,011	18,984
Theseus Pharmaceuticals, Inc.(a)	1,098	2,525
Tilray Brands, Inc.(a)(b)	38,315	68,967
Ventyx Biosciences, Inc.(a)(b)	2,568	37,031

		2,407,874

Professional Services — 2.6%
Alight, Inc., Class A(a)	19,622	130,290
ASGN, Inc.(a)	2,671	222,922
Barrett Business Services, Inc.	375	34,298
CACI International, Inc., Class A(a)	1,245	404,326
CBIZ, Inc.(a)	2,697	140,136
Clarivate PLC(a)(b)	24,099	153,752
Concentrix Corp.	2,358	179,703
Conduent, Inc.(a)	9,675	30,863
CRA International, Inc.	385	37,387
CSG Systems International, Inc.	1,699	79,615
Dun & Bradstreet Holdings, Inc.	12,677	111,051
ExlService Holdings, Inc.(a)	9,014	235,356
Exponent, Inc.	2,762	202,427
First Advantage Corp.	2,775	36,103
Forrester Research, Inc.(a)	642	14,894
Franklin Covey Co.(a)	616	24,277
FTI Consulting, Inc.(a)	1,861	395,016
Heidrick & Struggles International, Inc.	1,105	26,896
HireRight Holdings Corp.(a)	647	5,959
Huron Consulting Group, Inc.(a)	1,033	102,639
ICF International, Inc.	942	119,380
Insperity, Inc.	1,979	209,457
Kelly Services, Inc., Class A, NVS	1,725	30,791
Kforce, Inc.	1,030	62,871
Korn Ferry	2,918	132,827
Legalzoom.com, Inc.(a)(b)	5,748	57,308
ManpowerGroup, Inc.	2,717	190,109
Maximus, Inc.	3,332	248,967
NV5 Global, Inc.(a)(b)	703	66,328
Parsons Corp.(a)(b)	2,244	126,898
Paycor HCM, Inc.(a)(b)	3,473	74,947
Planet Labs PBC, Class A(a)	10,000	21,600
Resources Connection, Inc.	1,735	23,370
Science Applications International Corp.	2,953	322,586
Sterling Check Corp.(a)(b)	1,622	18,134
TriNet Group, Inc.(a)	1,699	174,572
TrueBlue, Inc.(a)	1,711	18,941
TTEC Holdings, Inc.	1,056	21,732
Upwork, Inc.(a)	6,763	70,673
Verra Mobility Corp., Class A(a)	9,244	182,754

		4,742,155

Security	Shares	Value

Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.(a)	6,018	$28,104
Compass, Inc., Class A(a)	17,234	34,123
Cushman & Wakefield PLC(a)	9,270	68,320
DigitalBridge Group, Inc., Class A	7,786	123,408
eXp World Holdings, Inc.	4,171	55,349
Forestar Group, Inc.(a)	994	23,608
FRP Holdings, Inc.(a)	371	19,956
Howard Hughes Holdings, Inc.(a)	1,800	119,394
Jones Lang LaSalle, Inc.(a)	2,592	331,569
Kennedy-Wilson Holdings, Inc.	6,468	83,243
Marcus & Millichap, Inc.	1,312	37,655
Newmark Group, Inc., Class A	6,595	37,394
Opendoor Technologies, Inc.(a)(b)	30,838	58,592
Redfin Corp.(a)(b)	6,273	29,232
Seritage Growth Properties, Class A(a)	2,067	14,965
St. Joe Co. (The)	1,928	89,922
Tejon Ranch Co.(a)	1,335	20,719

		1,175,553

Residential REITs — 0.4%
Apartment Income REIT Corp.	8,218	240,048
Apartment Investment & Management Co., Class A(a)	7,400	43,364
Centerspace	809	39,301
Elme Communities	4,777	60,954
Independence Realty Trust, Inc.	12,151	150,551
NexPoint Residential Trust, Inc.	1,223	33,009
UMH Properties, Inc.	3,115	43,018
Veris Residential, Inc.	4,359	58,367

		668,612

Retail REITs — 1.3%
Acadia Realty Trust	5,247	75,137
Agree Realty Corp.	5,229	292,510
Alexander’s, Inc.	124	23,311
Brixmor Property Group, Inc.	16,506	343,160
CBL & Associates Properties, Inc.	1,324	27,447
Getty Realty Corp.	2,487	66,204
InvenTrust Properties Corp.	3,697	92,795
Kite Realty Group Trust	12,015	256,160
Macerich Co. (The)	11,799	114,686
NETSTREIT Corp.	3,554	50,644
Phillips Edison & Co., Inc.	6,433	227,149
Retail Opportunity Investments Corp.	6,926	81,311
RPT Realty	4,394	47,411
Saul Centers, Inc.	705	24,513
SITE Centers Corp.	9,829	114,606
Spirit Realty Capital, Inc.	7,782	280,074
Tanger Factory Outlet Centers, Inc.	5,800	130,790
Urban Edge Properties	6,398	101,472
Whitestone REIT	2,484	24,716

		2,374,096

Semiconductors & Semiconductor Equipment — 2.4%
ACM Research, Inc., Class A(a)	2,518	34,245
Aehr Test Systems(a)	1,418	33,408
Allegro MicroSystems, Inc.(a)	3,862	100,257
Alpha & Omega Semiconductor Ltd.(a)	1,226	29,081
Ambarella, Inc.(a)	2,027	91,195
Amkor Technology, Inc.	5,601	116,837
Axcelis Technologies, Inc.(a)	1,785	227,587
CEVA, Inc.(a)	1,257	21,583
Cirrus Logic, Inc.(a)	2,974	199,050
Cohu, Inc.(a)	2,621	78,997
Credo Technology Group Holding Ltd.(a)	6,250	88,875

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Diodes, Inc.(a)	2,515	$163,676
FormFactor, Inc.(a)	4,254	144,125
Ichor Holdings Ltd.(a)	1,588	38,525
Impinj, Inc.(a)	1,229	79,406
indie Semiconductor, Inc., Class A(a)(b)	6,636	32,450
Kulicke & Soffa Industries, Inc.	3,125	130,031
MACOM Technology Solutions Holdings, Inc.(a)	2,953	208,305
Magnachip Semiconductor Corp.(a)(b)	2,247	16,605
MaxLinear, Inc.(a)	4,062	61,742
MKS Instruments, Inc.	3,419	224,491
Navitas Semiconductor Corp.(a)(b)	6,564	34,395
Onto Innovation, Inc.(a)	2,671	300,140
PDF Solutions, Inc.(a)	1,638	43,456
Photronics, Inc.(a)	3,399	62,406
Power Integrations, Inc.	3,112	215,755
Rambus, Inc.(a)	5,983	325,056
Semtech Corp.(a)	3,549	49,544
Silicon Laboratories, Inc.(a)	1,733	159,748
SiTime Corp.(a)(b)	930	92,814
SkyWater Technology, Inc.(a)(b)	1,017	5,014
SMART Global Holdings, Inc.(a)	2,788	38,196
Synaptics, Inc.(a)	2,169	181,459
Ultra Clean Holdings, Inc.(a)	2,445	58,338
Universal Display Corp.	2,382	331,527
Veeco Instruments, Inc.(a)	3,057	73,185
Wolfspeed, Inc.(a)	6,808	230,383

		4,321,887

Software — 6.4%
A10 Networks, Inc.	3,787	41,165
ACI Worldwide, Inc.(a)	5,955	121,303
Adeia, Inc.	5,831	49,155
Agilysys, Inc.(a)	1,120	96,085
Alarm.com Holdings, Inc.(a)	2,725	139,329
Alkami Technology, Inc.(a)(b)	2,196	39,418
Altair Engineering, Inc., Class A(a)(b)	2,958	183,751
Alteryx, Inc., Class A(a)	3,463	110,851
Amplitude, Inc., Class A(a)(b)	3,877	38,615
Appfolio, Inc., Class A(a)	1,073	201,263
Appian Corp., Class A(a)(b)	2,271	89,614
AppLovin Corp., Class A(a)	7,385	269,109
Asana, Inc., Class A(a)(b)	4,286	79,162
Aurora Innovation, Inc., Class A(a)(b)	40,712	71,246
AvePoint, Inc., Class A(a)(b)	5,163	38,671
Blackbaud, Inc.(a)	2,346	153,428
BlackLine, Inc.(a)	2,756	135,320
Box, Inc., Class A(a)	7,872	195,698
Braze, Inc., Class A(a)	2,578	109,771
C3.ai, Inc., Class A(a)(b)	5,005	122,122
CCC Intelligent Solutions Holdings, Inc.(a)	11,081	119,342
Cerence, Inc.(a)	2,208	33,804
Cipher Mining, Inc.(a)(b)	2,347	7,816
Clear Secure, Inc., Class A	4,585	77,120
Clearwater Analytics Holdings, Inc., Class A(a)(b)	4,792	86,639
CommVault Systems, Inc.(a)	2,391	156,252
Confluent, Inc., Class A(a)(b)	11,605	335,501
Consensus Cloud Solutions, Inc.(a)	959	20,705
Couchbase, Inc.(a)	1,603	24,943
Digital Turbine, Inc.(a)	4,954	23,482
Dolby Laboratories, Inc., Class A	3,255	263,460
Domo, Inc., Class B(a)	1,724	14,068
DoubleVerify Holdings, Inc.(a)	6,826	189,968
Dropbox, Inc., Class A(a)	14,092	370,620

Security	Shares	Value

Software (continued)
E2open Parent Holdings, Inc., Class A(a)	9,439	$27,279
Ebix, Inc.	1,329	8,094
Elastic NV(a)	4,374	328,225
Enfusion, Inc., Class A(a)	1,881	15,612
EngageSmart, Inc.(a)	2,452	55,538
Envestnet, Inc.(a)	2,734	101,158
Everbridge, Inc.(a)	2,218	45,713
EverCommerce, Inc.(a)	1,156	11,074
Expensify, Inc., Class A(a)(b)	2,544	6,792
Five9, Inc.(a)	3,952	228,702
Freshworks, Inc., Class A(a)(b)	8,665	155,450
Gitlab, Inc., Class A(a)	4,351	188,311
Guidewire Software, Inc.(a)	4,452	401,259
HashiCorp, Inc., Class A(a)	5,467	107,645
Informatica, Inc., Class A(a)(b)	2,117	40,604
Instructure Holdings, Inc.(a)	1,029	25,344
Intapp, Inc.(a)	1,395	47,709
InterDigital, Inc.	1,440	108,360
Jamf Holding Corp.(a)	2,804	45,032
JFrog Ltd.(a)	4,301	96,730
LiveRamp Holdings, Inc.(a)	3,611	99,880
Marathon Digital Holdings, Inc.(a)(b)	9,493	83,633
Matterport, Inc., Class A(a)(b)	12,901	26,318
MeridianLink, Inc.(a)	1,246	20,459
MicroStrategy, Inc., Class A(a)(b)	666	281,978
Mitek Systems, Inc.(a)	2,522	26,935
Model N, Inc.(a)(b)	1,881	45,332
N-able, Inc.(a)	3,852	49,922
nCino, Inc.(a)(b)	3,307	92,927
NCR Voyix Corp.(a)(b)	7,313	111,816
New Relic, Inc.(a)	2,949	255,590
Nutanix, Inc., Class A(a)	12,866	465,621
Olo, Inc., Class A(a)	6,081	31,074
ON24, Inc.	2,207	13,573
OneSpan, Inc.(a)	1,927	15,223
PagerDuty, Inc.(a)(b)	5,023	101,314
Pegasystems, Inc.	2,310	98,729
PowerSchool Holdings, Inc., Class A(a)	3,116	62,071
Progress Software Corp.	2,359	121,205
PROS Holdings, Inc.(a)	2,336	72,766
Q2 Holdings, Inc.(a)(b)	3,183	95,586
Qualys, Inc.(a)(b)	2,010	307,430
Rapid7, Inc.(a)	3,345	155,509
RingCentral, Inc., Class A(a)	4,616	122,693
Riot Platforms, Inc.(a)(b)	9,681	94,680
Samsara, Inc., Class A(a)(b)	8,341	192,427
SEMrush Holdings, Inc., Class A(a)	1,643	13,275
SentinelOne, Inc., Class A(a)	13,067	204,237
Smartsheet, Inc., Class A(a)	7,317	289,314
SolarWinds Corp.(a)	2,862	26,359
SoundHound AI, Inc., Class A(a)(b)	11,119	17,679
Sprinklr, Inc., Class A(a)	5,682	77,218
Sprout Social, Inc., Class A(a)(b)	2,671	115,601
SPS Commerce, Inc.(a)	2,007	321,802
Tenable Holdings, Inc.(a)	6,319	266,093
Teradata Corp.(a)	5,490	234,533
UiPath, Inc., Class A(a)(b)	22,022	342,002
Varonis Systems, Inc.(a)(b)	5,975	200,999
Verint Systems, Inc.(a)	3,509	66,004
Vertex, Inc., Class A(a)(b)	2,271	54,981
Workiva, Inc., Class A(a)	2,597	226,173
Xperi, Inc.(a)	2,387	20,266

28	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Yext, Inc.(a)	5,686	$34,287
Zeta Global Holdings Corp., Class A(a)(b)	8,154	63,601
Zuora, Inc., Class A(a)	7,096	52,581

		11,725,123

Specialized REITs — 0.6%
EPR Properties	4,110	175,497
Farmland Partners, Inc.	2,367	24,664
Four Corners Property Trust, Inc.	4,901	104,391
Gladstone Land Corp.	1,784	24,370
National Storage Affiliates Trust	4,539	129,452
Outfront Media, Inc.	8,018	78,256
PotlatchDeltic Corp.	4,387	187,983
Rayonier, Inc.	7,410	187,028
Safehold, Inc.	2,455	39,943
Uniti Group, Inc.	12,980	59,708

		1,011,292

Specialty Retail — 2.6%
Aaron’s Co., Inc. (The)	1,689	12,516
Abercrombie & Fitch Co., Class A(a)	2,728	165,917
Academy Sports & Outdoors, Inc.	4,159	186,490
American Eagle Outfitters, Inc.	10,164	177,565
America’s Car-Mart, Inc.(a)	317	21,233
Arhaus, Inc., Class A(a)(b)	2,213	19,076
Arko Corp., Class A	3,948	29,807
Asbury Automotive Group, Inc.(a)	1,120	214,334
AutoNation, Inc.(a)	1,462	190,177
Beyond, Inc.(a)(b)	2,480	38,688
Boot Barn Holdings, Inc.(a)	1,644	114,258
Buckle, Inc. (The)	1,622	54,775
Caleres, Inc.	1,861	47,604
Camping World Holdings, Inc., Class A	2,272	38,056
Carvana Co., Class A(a)	5,222	140,994
Chewy, Inc., Class A(a)(b)	6,317	122,108
Chico’s FAS, Inc.(a)	6,798	50,849
Designer Brands, Inc., Class A	2,699	27,287
EVgo, Inc., Class A(a)(b)	5,207	10,752
Foot Locker, Inc.	4,470	93,825
GameStop Corp., Class A(a)(b)	14,725	202,763
Gap, Inc. (The)	11,659	149,235
Genesco, Inc.(a)	628	17,214
Group 1 Automotive, Inc.	773	195,051
Guess?, Inc.	1,509	32,444
Haverty Furniture Cos., Inc.	754	19,642
Hibbett, Inc.	688	31,696
Leslie’s, Inc.(a)(b)	9,982	49,311
Lithia Motors, Inc., Class A	1,507	365,010
MarineMax, Inc.(a)	1,082	29,625
Monro, Inc.	1,727	42,864
Murphy U.S.A., Inc.	1,066	386,628
National Vision Holdings, Inc.(a)	4,253	66,092
ODP Corp. (The)(a)	1,845	82,877
Petco Health & Wellness Co., Inc.(a)(b)	4,415	15,276
Revolve Group, Inc., Class A(a)(b)	2,224	30,580
RH(a)	840	183,086
Sally Beauty Holdings, Inc.(a)	5,896	50,116
Shoe Carnival, Inc.	986	22,560
Signet Jewelers Ltd.	2,473	172,690
Sleep Number Corp.(a)	1,149	18,694
Sonic Automotive, Inc., Class A	872	41,725
Upbound Group, Inc.	2,506	65,306
Urban Outfitters, Inc.(a)	3,073	106,387
Valvoline, Inc.	7,592	225,255

Security	Shares	Value

Specialty Retail (continued)
Victoria’s Secret & Co.(a)	4,228	$75,597
Warby Parker, Inc., Class A(a)	4,090	53,088
Wayfair, Inc., Class A(a)	4,949	210,877
Winmark Corp.	156	62,918

		4,760,918

Technology Hardware, Storage & Peripherals — 0.8%
Avid Technology, Inc.(a)	1,889	51,041
Corsair Gaming, Inc.(a)	2,441	31,220
CPI Card Group, Inc.(a)	253	4,187
IonQ, Inc.(a)(b)	9,271	89,372
Pure Storage, Inc., Class A(a)	15,815	534,705
Super Micro Computer, Inc.(a)(b)	2,495	597,478
Xerox Holdings Corp.	6,307	80,982

		1,388,985

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	6,318	323,355
Carter’s, Inc.	2,037	136,805
Columbia Sportswear Co.	1,888	139,334
Crocs, Inc.(a)	3,375	301,455
Figs, Inc., Class A(a)	6,594	36,333
G-III Apparel Group Ltd.(a)	2,231	57,002
Hanesbrands, Inc.	19,010	79,652
Kontoor Brands, Inc.	2,717	126,205
Levi Strauss & Co., Class A	5,519	75,445
Movado Group, Inc.	854	23,793
Oxford Industries, Inc.	810	68,364
PVH Corp.	3,413	253,757
Ralph Lauren Corp., Class A	2,217	249,479
Skechers U.S.A., Inc., Class A(a)	7,351	354,465
Steven Madden Ltd.	3,846	126,110
Under Armour, Inc., Class A(a)	10,371	71,041
Under Armour, Inc., Class C, NVS(a)	10,733	69,013
Wolverine World Wide, Inc.	4,339	34,929

		2,526,537

Tobacco — 0.1%
Turning Point Brands, Inc.	963	19,308
Universal Corp.	1,375	61,875
Vector Group Ltd.	7,292	74,962

		156,145

Trading Companies & Distributors — 1.9%
Air Lease Corp., Class A	5,601	193,963
Alta Equipment Group, Inc., Class A	1,251	11,497
Applied Industrial Technologies, Inc.	2,114	324,520
Beacon Roofing Supply, Inc.(a)	2,880	204,970
BlueLinx Holdings, Inc.(a)	501	35,626
Boise Cascade Co.	2,152	201,750
Core & Main, Inc., Class A(a)(b)	5,724	172,178
Custom Truck One Source, Inc.(a)(b)	3,190	18,406
Distribution Solutions Group, Inc.(a)(b)	613	18,482
DXP Enterprises, Inc.(a)	740	24,124
FTAI Aviation Ltd.	5,438	204,523
GATX Corp.	1,918	200,584
Global Industrial Co.	702	22,429
GMS, Inc.(a)	2,217	129,650
H&E Equipment Services, Inc.	1,740	70,853
Herc Holdings, Inc.	1,535	163,923
McGrath RentCorp	1,327	133,496
MRC Global, Inc.(a)	4,580	48,136
MSC Industrial Direct Co., Inc., Class A	2,594	245,782
NOW, Inc.(a)	5,871	64,698
Rush Enterprises, Inc., Class A	3,377	120,154

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class B	517	$20,907
SiteOne Landscape Supply, Inc.(a)(b)	2,452	337,812
Titan Machinery, Inc.(a)	1,105	27,448
Transcat, Inc.(a)	433	38,979
Veritiv Corp.	739	125,194
WESCO International, Inc.	2,417	309,859
Xometry, Inc., Class A(a)	2,222	32,330

		3,502,273

Water Utilities — 0.3%
American States Water Co.	1,998	155,944
Artesian Resources Corp., Class A, NVS	499	19,611
California Water Service Group	3,138	152,758
Middlesex Water Co.	960	60,989
SJW Group	1,557	97,281
York Water Co. (The)	785	28,315

		514,898

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)	3,362	35,301
Shenandoah Telecommunications Co.	2,755	65,183
Telephone & Data Systems, Inc.	5,420	98,590
United States Cellular Corp.(a)	770	32,363

		231,437

Total Long-Term Investments — 99.6% (Cost: $215,595,667)		181,809,902

Security	Shares	Value

Short-Term Securities

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	21,680,834	$21,689,507
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(e)(f)	520,027	520,027

Total Short-Term Securities — 12.2% (Cost: $22,197,385)		22,209,534

Total Investments — 111.8% (Cost: $237,793,052)		204,019,436

Liabilities in Excess of Other Assets — (11.8)%		(21,565,510)

Net Assets — 100.0%		$182,453,926

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,310, representing 0.0% of its net assets as of period end, and an original cost of $19,912.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$24,584,128	$—		$(2,896,634	)(a)	$327	$1,686	$21,689,507	21,680,834	$196,463	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	345,266	174,761	(a)	—		—	—	520,027	520,027	11,755		—

						$327	$1,686	$22,209,534		$208,218		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	7	12/15/23	$584	$(32,771)

30	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$32,771	$—	$—	$—	$32,771

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(16,118)	$—	$—	$—	$(16,118)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(31,563)	$—	$—	$—	$(31,563)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$616,650

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$181,633,285	$176,617	$—	$181,809,902
Short-Term Securities
Money Market Funds	22,209,534	—	—	22,209,534

	$203,842,819	$176,617	$—	$204,019,436

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(32,771)	$—	$—	$(32,771)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) October 31, 2023	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Axon Enterprise, Inc.(a)	1,365	$279,129
Boeing Co. (The)(a)	11,062	2,066,603
General Dynamics Corp.	4,419	1,066,349
HEICO Corp.	763	120,867
HEICO Corp., Class A	1,480	188,152
Howmet Aerospace, Inc.	7,634	336,659
Huntington Ingalls Industries, Inc.	779	171,240
L3Harris Technologies, Inc.	3,706	664,893
Lockheed Martin Corp.	4,368	1,985,868
Northrop Grumman Corp.	2,773	1,307,275
RTX Corp.	28,364	2,308,546
Textron, Inc.	3,862	293,512
TransDigm Group, Inc.(a)	1,077	891,853

		11,680,946

Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	2,277	186,327
Expeditors International of Washington, Inc.	2,884	315,077
FedEx Corp.	4,521	1,085,492
United Parcel Service, Inc., Class B	14,095	1,990,919

		3,577,815

Automobile Components — 0.1%
Aptiv PLC(a)	5,512	480,646
BorgWarner, Inc.	4,609	170,072
Lear Corp.	1,134	147,148

		797,866

Automobiles — 1.7%
Ford Motor Co.	76,313	744,052
General Motors Co.	26,702	752,996
Lucid Group, Inc.(a)(b)	17,281	71,198
Tesla, Inc.(a)	53,812	10,807,602

		12,375,848

Banks — 2.8%
Bank of America Corp.	134,737	3,548,973
Citigroup, Inc.	37,540	1,482,455
Citizens Financial Group, Inc.	9,204	215,650
East West Bancorp, Inc.	2,809	150,619
Fifth Third Bancorp	13,254	314,252
First Citizens BancShares, Inc., Class A	235	324,474
First Horizon Corp.	11,085	119,164
Huntington Bancshares, Inc.	28,394	274,002
JPMorgan Chase & Co.	56,338	7,834,362
KeyCorp	18,662	190,726
M&T Bank Corp.	3,214	362,378
PNC Financial Services Group, Inc. (The)	7,754	887,600
Regions Financial Corp.	18,440	267,933
Truist Financial Corp.	25,862	733,446
U.S. Bancorp	30,358	967,813
Wells Fargo & Co.	71,384	2,838,942

		20,512,789

Beverages — 1.6%
Brown-Forman Corp., Class A	1,084	62,243
Brown-Forman Corp., Class B, NVS	3,523	197,852
Coca-Cola Co. (The)	75,843	4,284,371
Constellation Brands, Inc., Class A	3,153	738,275
Keurig Dr Pepper, Inc.	19,608	594,711
Molson Coors Beverage Co., Class B	3,627	209,532

Security	Shares	Value

Beverages (continued)
Monster Beverage Corp.(a)	14,495	$740,694
PepsiCo, Inc.	26,826	4,380,149

		11,207,827

Biotechnology — 2.3%
AbbVie, Inc.	34,396	4,856,027
Alnylam Pharmaceuticals, Inc.(a)	2,416	366,749
Amgen, Inc.	10,435	2,668,230
Apellis Pharmaceuticals, Inc.(a)	1,920	93,427
Biogen, Inc.(a)	2,812	667,962
BioMarin Pharmaceutical, Inc.(a)(b)	3,648	297,130
Exact Sciences Corp.(a)	3,502	215,688
Gilead Sciences, Inc.	24,280	1,906,951
Incyte Corp.(a)	3,579	193,015
Karuna Therapeutics, Inc.(a)	697	116,127
Moderna, Inc.(a)	6,503	493,968
Neurocrine Biosciences, Inc.(a)	1,872	207,680
Regeneron Pharmaceuticals, Inc.(a)	2,082	1,623,731
Sarepta Therapeutics, Inc.(a)	1,810	121,831
Seagen, Inc.(a)	2,743	583,738
United Therapeutics Corp.(a)	920	205,031
Vertex Pharmaceuticals, Inc.(a)	5,023	1,818,879

		16,436,164

Broadline Retail — 3.5%
Amazon.com, Inc.(a)	176,938	23,548,678
Coupang, Inc., Class A(a)	22,267	378,539
eBay, Inc.	10,295	403,873
Etsy, Inc.(a)	2,394	149,146
MercadoLibre, Inc.(a)	901	1,117,907

		25,598,143

Building Products — 0.5%
A O Smith Corp.	2,489	173,633
Allegion PLC	1,737	170,851
Builders FirstSource, Inc.(a)	2,426	263,270
Carlisle Cos., Inc.	972	246,975
Carrier Global Corp.	16,350	779,241
Fortune Brands Innovations, Inc.	2,449	136,654
Johnson Controls International PLC	13,338	653,829
Lennox International, Inc.	630	233,440
Masco Corp.	4,326	225,341
Owens Corning	1,751	198,511
Trane Technologies PLC	4,448	846,499

		3,928,244

Capital Markets — 2.8%
Ameriprise Financial, Inc.	2,000	629,140
Ares Management Corp., Class A	3,216	317,065
Bank of New York Mellon Corp. (The)	15,185	645,363
BlackRock, Inc.(c)	2,735	1,674,586
Blackstone, Inc., Class A, NVS	13,844	1,278,493
Carlyle Group, Inc. (The)	4,158	114,511
Charles Schwab Corp. (The)	28,989	1,508,588
CME Group, Inc., Class A	7,016	1,497,635
Coinbase Global, Inc., Class A(a)(b)	3,328	256,655
FactSet Research Systems, Inc.	741	320,030
Franklin Resources, Inc.	5,508	125,527
Goldman Sachs Group, Inc. (The)	6,423	1,950,087
Interactive Brokers Group, Inc., Class A	2,086	167,026
Intercontinental Exchange, Inc.	11,158	1,198,816
Invesco Ltd.	8,694	112,761
KKR & Co., Inc., Class A	12,617	698,982
LPL Financial Holdings, Inc.	1,487	333,861
MarketAxess Holdings, Inc.	727	155,396

32	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Moody’s Corp.	3,088	$951,104
Morgan Stanley	24,858	1,760,444
Morningstar, Inc.	511	129,406
MSCI, Inc., Class A	1,535	723,829
Nasdaq, Inc.	6,643	329,493
Northern Trust Corp.	4,105	270,561
Raymond James Financial, Inc.	3,662	349,501
S&P Global, Inc.	6,341	2,214,975
SEI Investments Co.	2,026	108,715
State Street Corp.	6,209	401,288
T Rowe Price Group, Inc.	4,418	399,829

		20,623,667

Chemicals — 1.6%
Air Products & Chemicals, Inc.	4,338	1,225,225
Albemarle Corp.	2,290	290,326
Celanese Corp., Class A	1,967	225,241
CF Industries Holdings, Inc.	3,734	297,898
Corteva, Inc.	13,835	666,017
Dow, Inc.	13,734	663,902
DuPont de Nemours, Inc.	8,963	653,223
Eastman Chemical Co.	2,270	169,637
Ecolab, Inc.	4,943	829,139
FMC Corp.	2,424	128,957
International Flavors & Fragrances, Inc.	4,933	337,171
Linde PLC	9,510	3,634,342
LyondellBasell Industries NV, Class A	4,967	448,222
Mosaic Co. (The)	6,414	208,327
Olin Corp.	2,385	101,887
PPG Industries, Inc.	4,584	562,778
RPM International, Inc.	2,483	226,623
Sherwin-Williams Co. (The)	4,612	1,098,624
Westlake Corp.	640	73,830

		11,841,369

Commercial Services & Supplies — 0.5%
Cintas Corp.	1,677	850,440
Copart, Inc.(a)	16,938	737,142
Republic Services, Inc.	4,018	596,633
Rollins, Inc.	5,463	205,463
Tetra Tech, Inc.	1,018	153,626
Waste Management, Inc.	7,202	1,183,505

		3,726,809

Communications Equipment — 0.9%
Arista Networks, Inc.(a)	4,890	979,809
Cisco Systems, Inc.	79,412	4,139,747
F5, Inc.(a)	1,179	178,725
Juniper Networks, Inc.	6,222	167,496
Motorola Solutions, Inc.	3,256	906,666

		6,372,443

Construction & Engineering — 0.1%
AECOM	2,709	207,374
EMCOR Group, Inc.	921	190,325
Quanta Services, Inc.	2,820	471,278
WillScot Mobile Mini Holdings Corp.(a)	3,847	151,610

		1,020,587

Construction Materials — 0.1%
Martin Marietta Materials, Inc.	1,204	492,364
Vulcan Materials Co.	2,587	508,319

		1,000,683

Consumer Finance — 0.4%
Ally Financial, Inc.	5,375	130,021

Security	Shares	Value

Consumer Finance (continued)
American Express Co.	11,342	$1,656,272
Capital One Financial Corp.	7,430	752,585
Discover Financial Services	4,844	397,595
Synchrony Financial	8,152	228,664

		3,165,137

Consumer Staples Distribution & Retail — 1.9%
Albertsons Cos., Inc., Class A	7,855	170,453
BJ’s Wholesale Club Holdings, Inc.(a)	2,573	175,273
Casey’s General Stores, Inc.	741	201,485
Costco Wholesale Corp.	8,636	4,770,872
Dollar General Corp.	4,254	506,396
Dollar Tree, Inc.(a)	4,052	450,137
Kroger Co. (The)	12,794	580,464
Performance Food Group Co.(a)	3,072	177,439
Sysco Corp.	9,802	651,735
Target Corp.	8,957	992,346
U.S. Foods Holding Corp.(a)	4,420	172,115
Walgreens Boots Alliance, Inc.	13,977	294,635
Walmart, Inc.	27,812	4,544,759

		13,688,109

Containers & Packaging — 0.2%
Amcor PLC	29,077	258,495
Avery Dennison Corp.	1,578	274,682
Ball Corp.	6,119	294,630
Crown Holdings, Inc.	2,315	186,589
International Paper Co.	6,869	231,691
Packaging Corp. of America	1,761	269,521
Westrock Co.	4,914	176,560

		1,692,168

Distributors — 0.1%
Genuine Parts Co.	2,764	356,169
LKQ Corp.	5,214	228,999
Pool Corp.	753	237,775

		822,943

Diversified Consumer Services — 0.0%
Service Corp. International	2,895	157,546

Diversified REITs — 0.0%
WP Carey, Inc.	4,181	224,311

Diversified Telecommunication Services — 0.7%
AT&T Inc.	139,315	2,145,451
Verizon Communications, Inc.	81,828	2,874,618

		5,020,069

Electric Utilities — 1.6%
Alliant Energy Corp.	4,907	239,413
American Electric Power Co., Inc.	9,995	755,022
Avangrid, Inc.	1,327	39,637
Constellation Energy Corp.	6,268	707,783
Duke Energy Corp.	15,041	1,336,994
Edison International	7,505	473,265
Entergy Corp.	4,108	392,684
Evergy, Inc.	4,472	219,754
Eversource Energy	6,750	363,083
Exelon Corp.	19,414	755,981
FirstEnergy Corp.	10,058	358,065
NextEra Energy, Inc.	39,437	2,299,177
NRG Energy, Inc.	4,514	191,303
OGE Energy Corp.	3,814	130,439
PG&E Corp.(a)	40,760	664,388
Pinnacle West Capital Corp.	2,234	165,718

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
PPL Corp.	14,407	$353,980
Southern Co. (The)	21,275	1,431,808
Xcel Energy, Inc.	10,815	641,005

		11,519,499

Electrical Equipment — 0.6%
AMETEK, Inc.	4,474	629,805
Eaton Corp. PLC	7,779	1,617,332
Emerson Electric Co.	11,098	987,389
Hubbell, Inc.	1,045	282,254
Regal Rexnord Corp.	1,277	151,210
Rockwell Automation, Inc.	2,238	588,169

		4,256,159

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,594	933,897
CDW Corp.	2,602	521,441
Cognex Corp.	3,292	118,479
Corning, Inc.	14,910	398,992
Flex Ltd.(a)	8,694	223,610
Jabil, Inc.	2,540	311,912
Keysight Technologies, Inc.(a)	3,472	423,757
TD SYNNEX Corp.	931	85,354
TE Connectivity Ltd.	6,139	723,481
Teledyne Technologies, Inc.(a)	929	347,994
Trimble, Inc.(a)	4,842	228,203
Zebra Technologies Corp., Class A(a)	995	208,383

		4,525,503

Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	19,659	676,663
Halliburton Co.	17,591	692,030
Schlumberger NV	27,686	1,541,003

		2,909,696

Entertainment — 1.1%
Electronic Arts, Inc.	4,805	594,811
Liberty Media Corp. - Liberty Formula One, Class A(a)	491	28,257
Liberty Media Corp. - Liberty Formula One, Class C(a)	4,088	264,453
Live Nation Entertainment, Inc.(a)	2,807	224,616
Netflix, Inc.(a)	8,639	3,556,590
ROBLOX Corp., Class A(a)	9,390	298,696
Take-Two Interactive Software, Inc.(a)	3,094	413,822
Walt Disney Co. (The)(a)	35,674	2,910,642

		8,291,887

Financial Services — 4.3%
Apollo Global Management, Inc.	8,506	658,705
Berkshire Hathaway, Inc., Class B(a)	35,539	12,130,527
Block, Inc., Class A(a)	10,674	429,628
Equitable Holdings, Inc.	6,428	170,792
Fidelity National Information Services, Inc.	11,579	568,645
Fiserv, Inc.(a)	11,885	1,351,919
FleetCor Technologies, Inc.(a)	1,461	328,973
Global Payments, Inc.	5,094	541,085
Jack Henry & Associates, Inc.	1,430	201,616
Mastercard, Inc., Class A	16,214	6,102,139
PayPal Holdings, Inc.(a)	21,402	1,108,623
Visa, Inc., Class A	31,312	7,361,451
WEX, Inc.(a)	842	140,176

		31,094,279

Food Products — 0.9%
Archer-Daniels-Midland Co.	10,451	747,978
Bunge Ltd.	2,971	314,867
Campbell Soup Co.	3,902	157,680

Security	Shares	Value

Food Products (continued)
Conagra Brands, Inc.	9,259	$253,326
Darling Ingredients, Inc.(a)	3,056	135,350
General Mills, Inc.	11,352	740,604
Hershey Co. (The)	2,919	546,875
Hormel Foods Corp.	5,554	180,783
J M Smucker Co. (The)	1,990	226,542
Kellanova	5,140	259,416
Kraft Heinz Co. (The)	15,676	493,167
Lamb Weston Holdings, Inc.	2,844	255,391
McCormick & Co., Inc., NVS	4,877	311,640
Mondelez International, Inc., Class A	26,522	1,756,022
Tyson Foods, Inc., Class A	5,558	257,613

		6,637,254

Gas Utilities — 0.1%
Atmos Energy Corp.	2,903	312,537

Ground Transportation — 1.0%
Avis Budget Group, Inc.(a)	383	62,352
CSX Corp.	39,108	1,167,374
JB Hunt Transport Services, Inc.	1,610	276,711
Knight-Swift Transportation Holdings, Inc.	3,140	153,515
Norfolk Southern Corp.	4,418	842,910
Old Dominion Freight Line, Inc.	1,742	656,142
Uber Technologies, Inc.(a)	39,825	1,723,626
U-Haul Holding Co.(a)	187	9,185
U-Haul Holding Co., NVS	1,925	90,879
Union Pacific Corp.	11,864	2,463,085

		7,445,779

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	33,838	3,199,383
Align Technology, Inc.(a)	1,376	253,996
Baxter International, Inc.	9,883	320,506
Becton Dickinson & Co.	5,657	1,429,977
Boston Scientific Corp.(a)	28,551	1,461,526
Cooper Cos., Inc. (The)	964	300,527
DENTSPLY SIRONA, Inc.	4,084	124,194
Dexcom, Inc.(a)	7,528	668,712
Edwards Lifesciences Corp.(a)	11,875	756,675
GE HealthCare Technologies, Inc.	7,609	506,531
Hologic, Inc.(a)	4,769	315,565
IDEXX Laboratories, Inc.(a)	1,621	647,541
Insulet Corp.(a)	1,367	181,223
Intuitive Surgical, Inc.(a)	6,855	1,797,518
Masimo Corp.(a)	867	70,340
Medtronic PLC	25,938	1,830,185
Penumbra, Inc.(a)	743	142,025
ResMed, Inc.	2,855	403,183
Shockwave Medical, Inc.(a)(b)	717	147,888
STERIS PLC	1,914	401,902
Stryker Corp.	6,588	1,780,209
Teleflex, Inc.	903	166,829
Zimmer Biomet Holdings, Inc.	4,047	422,547

		17,328,982

Health Care Providers & Services — 3.0%
agilon health, Inc.(a)(b)	6,057	109,026
Cardinal Health, Inc.	4,980	453,180
Cencora, Inc.	3,249	601,552
Centene Corp.(a)	10,541	727,118
Chemed Corp.	299	168,232
Cigna Group (The)	5,769	1,783,775
CVS Health Corp.	25,012	1,726,078
DaVita, Inc.(a)	1,073	82,868

34	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Elevance Health, Inc.	4,592	$2,066,813
HCA Healthcare, Inc.	3,924	887,373
Henry Schein, Inc.(a)	2,544	165,309
Humana, Inc.	2,413	1,263,664
Laboratory Corp. of America Holdings	1,721	343,735
McKesson Corp.	2,635	1,199,874
Molina Healthcare, Inc.(a)	1,132	376,900
Quest Diagnostics, Inc.	2,197	285,830
UnitedHealth Group, Inc.	18,051	9,667,394
Universal Health Services, Inc., Class B	1,222	153,838

		22,062,559

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	10,688	166,198
Ventas, Inc.	7,860	333,736
Welltower, Inc.	10,111	845,381

		1,345,315

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,831	545,562

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	13,894	215,079

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)(b)	8,312	983,226
Aramark	5,085	136,939
Booking Holdings, Inc.(a)	695	1,938,744
Caesars Entertainment, Inc.(a)	4,190	167,139
Carnival Corp.(a)	19,799	226,897
Chipotle Mexican Grill, Inc.(a)	537	1,042,961
Churchill Downs, Inc.(b)	1,348	148,064
Darden Restaurants, Inc.	2,344	341,122
Domino’s Pizza, Inc.	686	232,547
DoorDash, Inc., Class A(a)	5,848	438,308
DraftKings, Inc., Class A(a)	8,966	247,641
Expedia Group, Inc.(a)	2,685	255,854
Hilton Worldwide Holdings, Inc.	5,098	772,500
Las Vegas Sands Corp.	6,426	304,978
Marriott International, Inc., Class A	4,885	921,116
McDonald’s Corp.	14,203	3,723,601
MGM Resorts International	5,470	191,012
Royal Caribbean Cruises Ltd.(a)	4,595	389,334
Starbucks Corp.	22,321	2,058,889
Vail Resorts, Inc.	751	159,400
Wynn Resorts Ltd.	1,890	165,904
Yum! Brands, Inc.	5,474	661,588

		15,507,764

Household Durables — 0.3%
DR Horton, Inc.	5,933	619,405
Garmin Ltd.	3,020	309,640
Lennar Corp., Class A	4,925	525,399
Lennar Corp., Class B(b)	229	22,582
NVR, Inc.(a)	65	351,820
PulteGroup, Inc.	4,259	313,420
Whirlpool Corp.	1,078	112,716

		2,254,982

Household Products — 1.3%
Church & Dwight Co., Inc.	4,811	437,512
Clorox Co. (The)	2,414	284,128
Colgate-Palmolive Co.	16,144	1,212,737
Kimberly-Clark Corp.	6,587	788,069
Procter & Gamble Co. (The)	45,938	6,892,078

		9,614,524

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	13,267	$197,678
Vistra Corp.	6,809	222,791

		420,469

Industrial Conglomerates — 0.8%
3M Co.	10,792	981,532
General Electric Co.	21,190	2,301,870
Honeywell International, Inc.	12,926	2,368,819

		5,652,221

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	4,950	129,789
Prologis, Inc.	18,004	1,813,903
Rexford Industrial Realty, Inc.	4,059	175,511

		2,119,203

Insurance — 2.4%
Aflac, Inc.	10,536	822,967
Allstate Corp. (The)	5,091	652,310
American Financial Group, Inc.	1,291	141,184
American International Group, Inc.	13,755	843,319
Aon PLC, Class A	3,954	1,223,368
Arch Capital Group Ltd.(a)	7,318	634,324
Arthur J. Gallagher & Co.	4,192	987,174
Brown & Brown, Inc.	4,591	318,707
Chubb Ltd.	8,004	1,717,818
Cincinnati Financial Corp.	3,054	304,392
Erie Indemnity Co., Class A, NVS	500	138,095
Everest Group Ltd.	854	337,859
Fidelity National Financial, Inc., Class A	5,120	200,141
Globe Life, Inc.	1,694	197,114
Hartford Financial Services Group, Inc. (The)	5,959	437,689
Kinsale Capital Group, Inc.	430	143,581
Loews Corp.	3,588	229,668
Markel Group, Inc.(a)	260	382,335
Marsh & McLennan Cos., Inc.	9,611	1,822,726
MetLife, Inc.	12,312	738,843
Old Republic International Corp.	5,094	139,474
Principal Financial Group, Inc.	4,400	297,792
Progressive Corp. (The)	11,407	1,803,333
Prudential Financial, Inc.	7,021	642,000
Reinsurance Group of America, Inc.	1,306	195,208
RenaissanceRe Holdings Ltd.	1,010	221,786
Travelers Cos., Inc. (The)	4,461	746,950
Unum Group.	3,596	175,844
W. R. Berkley Corp.	4,016	270,759
Willis Towers Watson PLC	2,033	479,564

		17,246,324

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(a)	115,619	14,346,006
Alphabet, Inc., Class C, NVS(a)	98,350	12,323,255
Match Group, Inc.(a)	5,424	187,670
Meta Platforms, Inc., Class A(a)	43,312	13,048,606
Pinterest, Inc., Class A(a)	11,342	338,899
Snap, Inc., Class A, NVS(a)(b)	19,616	196,356
ZoomInfo Technologies, Inc., Class A(a)	5,946	77,060

		40,517,852

IT Services — 1.5%
Accenture PLC, Class A	12,293	3,652,127
Akamai Technologies, Inc.(a)	2,954	305,237
Cloudflare, Inc., Class A(a)(b)	5,761	326,591
Cognizant Technology Solutions Corp., Class A	9,801	631,870
EPAM Systems, Inc.(a)	1,122	244,114

S C H E D U L E S O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Gartner, Inc.(a)	1,538	$510,677
GoDaddy, Inc., Class A(a)	2,863	209,657
International Business Machines Corp.	17,734	2,565,046
MongoDB, Inc., Class A(a)	1,383	476,568
Okta, Inc., Class A(a)	2,977	200,680
Snowflake, Inc., Class A(a)	6,349	921,430
Twilio, Inc., Class A(a)	3,530	180,948
VeriSign, Inc.(a)	1,754	350,204

		10,575,149

Leisure Products — 0.0%
Hasbro, Inc.	2,552	115,223

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	5,783	597,789
Avantor, Inc.(a)(b)	13,263	231,174
Bio-Rad Laboratories, Inc., Class A(a)	415	114,241
Bio-Techne Corp.	3,077	168,096
Bruker Corp.	1,931	110,067
Charles River Laboratories International, Inc.(a)(b)	1,006	169,370
Danaher Corp.	12,788	2,455,552
Illumina, Inc.(a)	3,071	336,029
IQVIA Holdings, Inc.(a)	3,570	645,563
Mettler-Toledo International, Inc.(a)	427	420,680
Repligen Corp.(a)	1,031	138,731
Revvity, Inc.	2,414	200,000
Thermo Fisher Scientific, Inc.	7,523	3,346,005
Waters Corp.(a)(b)	1,152	274,787
West Pharmaceutical Services, Inc.	1,431	455,473

		9,663,557

Machinery — 1.7%
AGCO Corp.	1,203	137,936
Caterpillar, Inc.	9,928	2,244,224
Cummins, Inc.	2,763	597,637
Deere & Co.	5,314	1,941,523
Dover Corp.	2,755	358,012
Fortive Corp.	6,882	449,257
Graco, Inc.	3,321	246,916
IDEX Corp.	1,492	285,584
Illinois Tool Works, Inc.	5,373	1,204,197
Ingersoll Rand, Inc.	7,900	479,372
Lincoln Electric Holdings, Inc.	1,132	197,874
Middleby Corp. (The)(a)	1,056	119,191
Nordson Corp.	1,041	221,306
Otis Worldwide Corp.	8,055	621,927
PACCAR, Inc.	10,168	839,165
Parker-Hannifin Corp.	2,498	921,537
Pentair PLC	3,202	186,100
Snap-on, Inc.	1,034	266,710
Stanley Black & Decker, Inc.	2,973	252,854
Toro Co. (The)	2,016	162,974
Westinghouse Air Brake Technologies Corp.	3,467	367,571
Xylem, Inc.	4,680	437,767

		12,539,634

Media — 0.9%
Charter Communications, Inc., Class A(a)	1,983	798,752
Comcast Corp., Class A	80,213	3,311,995
Fox Corp., Class A, NVS	4,943	150,218
Fox Corp., Class B	2,698	75,301
Interpublic Group of Cos., Inc. (The)	7,474	212,262
Liberty Broadband Corp., Class A(a)	334	27,829
Liberty Broadband Corp., Class C, NVS(a)	2,213	184,365
Liberty Media Corp. - Liberty SiriusXM, NVS(a)	3,001	73,674

Security	Shares	Value

Media (continued)
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	1,396	$34,188
News Corp., Class A, NVS	7,484	154,769
News Corp., Class B	2,349	50,363
Omnicom Group, Inc.	3,849	288,329
Paramount Global, Class B, NVS	9,097	98,975
Sirius XM Holdings, Inc.(b)	13,442	57,532
Trade Desk, Inc. (The), Class A(a)	8,647	613,591

		6,132,143

Metals & Mining — 0.5%
Cleveland-Cliffs, Inc.(a)	9,923	166,508
Freeport-McMoRan, Inc.	27,835	940,266
Newmont Corp.	22,447	841,089
Nucor Corp.	4,849	716,634
Reliance Steel & Aluminum Co.	1,155	293,809
Royal Gold, Inc.	1,276	133,125
Southern Copper Corp.	1,638	116,134
Steel Dynamics, Inc.	3,035	323,258

		3,530,823

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	9,591	149,716

Multi-Utilities — 0.7%
Ameren Corp.	5,101	386,197
CenterPoint Energy, Inc.	12,316	331,054
CMS Energy Corp.	5,643	306,641
Consolidated Edison, Inc.	6,728	590,651
Dominion Energy, Inc.	16,235	654,595
DTE Energy Co.	4,002	385,713
NiSource, Inc.	7,956	200,173
Public Service Enterprise Group, Inc.	9,787	603,368
Sempra	12,222	855,907
WEC Energy Group, Inc.	6,108	497,130

		4,811,429

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	3,048	283,860
Boston Properties, Inc.	2,873	153,907

		437,767

Oil, Gas & Consumable Fuels — 4.1%
APA Corp.	5,991	237,962
Cheniere Energy, Inc.	4,669	777,015
Chesapeake Energy Corp.	2,192	188,687
Chevron Corp.	34,576	5,038,760
ConocoPhillips	23,304	2,768,515
Coterra Energy, Inc.	14,711	404,552
Devon Energy Corp.	12,549	584,407
Diamondback Energy, Inc.	3,485	558,715
EOG Resources, Inc.	11,320	1,429,150
EQT Corp.	7,094	300,644
Exxon Mobil Corp.	77,552	8,208,879
Hess Corp.	5,407	780,771
HF Sinclair Corp.	2,836	157,058
Kinder Morgan, Inc.	37,784	612,101
Marathon Oil Corp.	11,805	322,395
Marathon Petroleum Corp.	7,796	1,179,145
Occidental Petroleum Corp.	12,934	799,451
ONEOK, Inc.	11,349	739,955
Ovintiv, Inc.	4,936	236,928
Phillips 66	8,685	990,698
Pioneer Natural Resources Co.	4,539	1,084,821
Targa Resources Corp.	4,334	362,366
Texas Pacific Land Corp.	124	228,898

36	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	6,890	$875,030
Williams Cos., Inc. (The)	23,745	816,828

		29,683,731

Passenger Airlines — 0.1%
American Airlines Group, Inc.(a)	12,638	140,914
Delta Air Lines, Inc.	12,482	390,062
Southwest Airlines Co.	11,581	257,446
United Airlines Holdings, Inc.(a)	6,398	223,994

		1,012,416

Personal Care Products — 0.2%
Coty, Inc., Class A(a)	7,122	66,733
Estee Lauder Cos., Inc. (The), Class A	4,528	583,523
Kenvue, Inc.	33,593	624,830

		1,275,086

Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	40,677	2,096,086
Catalent, Inc.(a)	3,495	120,193
Eli Lilly & Co.	15,539	8,607,518
Jazz Pharmaceuticals PLC(a)	1,257	159,664
Johnson & Johnson	46,926	6,961,003
Merck & Co., Inc.	49,450	5,078,515
Pfizer, Inc.	110,042	3,362,883
Royalty Pharma PLC, Class A	7,525	202,197
Viatris, Inc.	23,221	206,667
Zoetis, Inc., Class A	8,978	1,409,546

		28,204,272

Professional Services — 0.9%
Automatic Data Processing, Inc.	8,022	1,750,561
Booz Allen Hamilton Holding Corp., Class A	2,562	307,260
Broadridge Financial Solutions, Inc.	2,321	396,055
Ceridian HCM Holding, Inc.(a)(b)	3,042	194,718
Equifax, Inc.	2,384	404,255
Genpact Ltd.	3,195	107,160
Jacobs Solutions, Inc.	2,433	324,319
KBR, Inc.	2,638	153,400
Leidos Holdings, Inc.	2,665	264,155
Paychex, Inc.	6,256	694,729
Paycom Software, Inc.	974	238,601
Paylocity Holding Corp.(a)	852	152,849
Robert Half, Inc.	2,077	155,297
SS&C Technologies Holdings, Inc.	4,180	210,045
TransUnion	3,800	166,744
Verisk Analytics, Inc.	2,813	639,564

		6,159,712

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	6,032	418,259
CoStar Group, Inc.(a)	7,936	582,582
Zillow Group, Inc., Class A(a)	964	34,251
Zillow Group, Inc., Class C, NVS(a)(b)	3,017	109,366

		1,144,458

Residential REITs — 0.4%
American Homes 4 Rent, Class A	6,240	204,298
AvalonBay Communities, Inc.	2,757	456,945
Camden Property Trust	2,059	174,768
Equity LifeStyle Properties, Inc.	3,632	238,985
Equity Residential	6,727	372,205
Essex Property Trust, Inc.	1,238	264,833
Invitation Homes, Inc.	11,343	336,774
Mid-America Apartment Communities, Inc.	2,272	268,437

Security	Shares	Value

Residential REITs (continued)
Sun Communities, Inc.	2,417	$268,867
UDR, Inc.	5,967	189,810

		2,775,922

Retail REITs — 0.3%
Federal Realty Investment Trust	1,408	128,395
Kimco Realty Corp.	12,069	216,518
NNN REIT, Inc.	3,672	133,404
Realty Income Corp.	13,815	654,555
Regency Centers Corp.	3,196	192,591
Simon Property Group, Inc.	6,397	702,966

		2,028,429

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(a)	31,499	3,102,651
Analog Devices, Inc.	9,773	1,537,586
Applied Materials, Inc.	16,350	2,163,923
Broadcom, Inc.	8,042	6,766,298
Enphase Energy, Inc.(a)	2,674	212,797
Entegris, Inc.	2,908	256,020
First Solar, Inc.(a)(b)	2,083	296,723
Intel Corp.	81,695	2,981,868
KLA Corp.	2,657	1,247,993
Lam Research Corp.	2,598	1,528,196
Lattice Semiconductor Corp.(a)	2,671	148,534
Marvell Technology, Inc.	16,814	793,957
Microchip Technology, Inc.	10,638	758,383
Micron Technology, Inc.	21,365	1,428,678
Monolithic Power Systems, Inc.	930	410,818
NVIDIA Corp.	48,134	19,629,045
NXP Semiconductors NV	5,024	866,288
ON Semiconductor Corp.(a)	8,447	529,120
Qorvo, Inc.(a)	1,898	165,923
QUALCOMM, Inc.	21,765	2,372,167
Skyworks Solutions, Inc.	3,075	266,726
SolarEdge Technologies, Inc.(a)(b)	1,110	84,305
Teradyne, Inc.	2,983	248,394
Texas Instruments, Inc.	17,670	2,509,317

		50,305,710

Software — 11.1%
Adobe, Inc.(a)	8,882	4,725,757
ANSYS, Inc.(a)	1,681	467,755
Aspen Technology, Inc.(a)	559	99,362
Atlassian Corp., Class A(a)	2,948	532,527
Autodesk, Inc.(a)	4,158	821,745
Bentley Systems, Inc., Class B(b)	4,473	217,567
BILL Holdings, Inc.(a)	1,878	171,443
Cadence Design Systems, Inc.(a)	5,305	1,272,404
Crowdstrike Holdings, Inc., Class A(a)(b)	4,354	769,657
Datadog, Inc., Class A(a)	5,830	474,970
DocuSign, Inc.(a)	4,002	155,598
Dynatrace, Inc.(a)	4,632	207,097
Fair Isaac Corp.(a)	489	413,630
Fortinet, Inc.(a)	12,657	723,601
Gen Digital, Inc.	10,781	179,611
HubSpot, Inc.(a)	980	415,295
Intuit, Inc.	5,465	2,704,902
Manhattan Associates, Inc.(a)	1,192	232,416
Microsoft Corp.	144,787	48,953,933
Oracle Corp.	30,694	3,173,760
Palantir Technologies, Inc., Class A(a)	37,111	549,243
Palo Alto Networks, Inc.(a)(b)	5,957	1,447,670
Procore Technologies, Inc.(a)	1,720	105,075

S C H E D U L E S O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
PTC, Inc.(a)	2,317	$325,353
Roper Technologies, Inc.	2,087	1,019,646
Salesforce, Inc.(a)	18,981	3,811,954
ServiceNow, Inc.(a)	3,970	2,309,944
Splunk, Inc.(a)	2,977	438,095
Synopsys, Inc.(a)	2,969	1,393,767
Tyler Technologies, Inc.(a)	817	304,659
Unity Software, Inc.(a)(b)	4,707	119,417
VMware, Inc., Class A(a)(b)	4,278	623,091
Workday, Inc., Class A(a)	3,995	845,781
Zoom Video Communications, Inc., Class A(a)	4,892	293,422
Zscaler, Inc.(a)	1,710	271,360

		80,571,507

Specialized REITs — 1.1%
American Tower Corp.	9,091	1,619,925
Crown Castle, Inc.	8,429	783,729
CubeSmart	4,373	149,076
Digital Realty Trust, Inc.	5,903	734,097
Equinix, Inc.	1,827	1,333,052
Extra Space Storage, Inc.	4,119	426,687
Gaming & Leisure Properties, Inc.	5,185	235,347
Iron Mountain, Inc.	5,654	333,982
Lamar Advertising Co., Class A	1,701	139,941
Public Storage	3,074	733,795
SBA Communications Corp.	2,106	439,375
VICI Properties, Inc.	19,656	548,402
Weyerhaeuser Co.	14,157	406,164

		7,883,572

Specialty Retail — 2.0%
Advance Auto Parts, Inc.	1,122	58,378
AutoZone, Inc.(a)	356	881,858
Bath & Body Works, Inc.	4,360	129,274
Best Buy Co., Inc.	3,767	251,711
Burlington Stores, Inc.(a)	1,252	151,530
CarMax, Inc.(a)(b)	3,101	189,440
Dick’s Sporting Goods, Inc.	1,193	127,591
Five Below, Inc.(a)	1,086	188,942
Floor & Decor Holdings, Inc., Class A(a)(b)	2,078	171,227
Home Depot, Inc. (The)	19,592	5,577,647
Lowe’s Cos., Inc.	11,410	2,174,404
O’Reilly Automotive, Inc.(a)	1,176	1,094,197
Penske Automotive Group, Inc.	378	54,084
Ross Stores, Inc.	6,610	766,562
TJX Cos., Inc. (The)	22,388	1,971,711
Tractor Supply Co.	2,105	405,339
Ulta Beauty, Inc.(a)	978	372,921
Williams-Sonoma, Inc.	1,264	189,903

		14,756,719

Technology Hardware, Storage & Peripherals — 7.0%
Apple Inc.	286,390	48,906,820
Dell Technologies, Inc., Class C	4,970	332,543
Hewlett Packard Enterprise Co.	25,171	387,130
HP, Inc.	16,972	446,873

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc.	4,085	$297,306
Seagate Technology Holdings PLC	3,769	257,234
Western Digital Corp.(a)	6,317	253,628

		50,881,534

Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(a)	516	308,083
Lululemon Athletica, Inc.(a)(b)	2,258	888,478
NIKE, Inc., Class B	23,874	2,453,531
Tapestry, Inc.	4,568	125,894
VF Corp.	6,332	93,270

		3,869,256

Tobacco — 0.6%
Altria Group, Inc.	34,593	1,389,601
Philip Morris International, Inc.	30,288	2,700,478

		4,090,079

Trading Companies & Distributors — 0.4%
Fastenal Co.	11,115	648,449
Ferguson PLC	3,976	597,195
United Rentals, Inc.	1,331	540,745
Watsco, Inc.	648	226,081
WW Grainger, Inc.	867	632,763

		2,645,233

Water Utilities — 0.1%
American Water Works Co., Inc.	3,780	444,717
Essential Utilities, Inc.	4,849	162,248

		606,965

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	10,090	1,451,547

Total Long-Term Investments — 99.8% (Cost: $641,377,416)		724,596,501

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	5,463,513	5,465,698
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	635,394	635,394

Total Short-Term Securities — 0.9% (Cost: $6,097,665)		6,101,092

Total Investments — 100.7% (Cost: $647,475,081)		730,697,593

Liabilities in Excess of Other Assets — (0.7)%		(4,881,526)

Net Assets — 100.0%		$725,816,067

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

38	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,530,618	$—	$ (66,279	)(a)	$1,218	$141	$5,465,698	5,463,513	$19,682	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,674,057	—	(1,038,663	)(a)	—	—	635,394	635,394	41,656		—
BlackRock, Inc.	2,014,942	21,431	(205,205)		39,511	(196,093)	1,674,586	2,735	29,615		—

					$40,729	$(195,952)	$7,775,678		$90,953		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5	12/15/23	$ 1,053	$(40,782)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$40,782	$—	$—	$—	$40,782

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$137,375	$—	$—	$—	$137,375

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(153,905)	$—	$—	$—	$(153,905)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$1,218,706

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar U.S. Equity ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$724,596,501	$—	$—	$724,596,501
Short-Term Securities
Money Market Funds	6,101,092	—	—	6,101,092

	$730,697,593	$—	$—	$730,697,593

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(40,782)	$—	$—	$(40,782)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

40	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) October 31, 2023	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)(a)	25,428	$4,750,459
General Dynamics Corp.	10,164	2,452,675
Huntington Ingalls Industries, Inc.	863	189,705
L3Harris Technologies, Inc.	8,500	1,524,985
Lockheed Martin Corp.	10,051	4,569,586
Northrop Grumman Corp.	6,379	3,007,252
RTX Corp.	65,274	5,312,651
Textron, Inc.	5,948	452,048

		22,259,361

Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	3,632	297,207
Expeditors International of Washington, Inc.	3,972	433,941
FedEx Corp.	10,381	2,492,478
United Parcel Service, Inc., Class B	32,436	4,581,585

		7,805,211

Automobile Components — 0.1%
BorgWarner, Inc.	6,447	237,894
Lear Corp.	1,651	214,234

		452,128

Automobiles — 0.5%
Ford Motor Co.	176,307	1,718,993
General Motors Co.	61,704	1,740,053
Rivian Automotive, Inc., Class A(a)(b)	29,956	485,886

		3,944,932

Banks — 5.9%
Bank of America Corp.	310,038	8,166,401
Citigroup, Inc.	86,361	3,410,396
Citizens Financial Group, Inc.	21,192	496,529
East West Bancorp, Inc.	6,306	338,128
Fifth Third Bancorp	30,459	722,183
First Horizon Corp.	25,070	269,502
Huntington Bancshares, Inc.	64,790	625,223
JPMorgan Chase & Co.	129,667	18,031,493
KeyCorp	42,295	432,255
M&T Bank Corp.	7,425	837,169
PNC Financial Services Group, Inc. (The)	17,861	2,044,549
Regions Financial Corp.	42,095	611,640
Truist Financial Corp.	59,734	1,694,056
U.S. Bancorp	69,824	2,225,989
Wells Fargo & Co.	164,083	6,525,581

		46,431,094

Beverages — 2.1%
Coca-Cola Co. (The)	110,501	6,242,202
Constellation Brands, Inc., Class A	7,223	1,691,266
Keurig Dr Pepper, Inc.	45,125	1,368,641
Molson Coors Beverage Co., Class B	8,274	477,989
PepsiCo, Inc.	41,969	6,852,698

		16,632,796

Biotechnology — 3.5%
AbbVie, Inc.	79,156	11,175,244
Amgen, Inc.	23,988	6,133,732
Biogen, Inc.(a)	6,512	1,546,860
Gilead Sciences, Inc.	55,879	4,388,737
Karuna Therapeutics, Inc.(a)	723	120,459
Moderna, Inc.(a)	14,850	1,128,006
Regeneron Pharmaceuticals, Inc.(a)	3,065	2,390,363
United Therapeutics Corp.(a)	2,111	470,457

		27,353,858

Security	Shares	Value

Broadline Retail — 0.1%
Coupang, Inc., Class A(a)	16,605	$282,285
eBay, Inc.	13,582	532,822

		815,107

Building Products — 0.7%
A O Smith Corp.	2,467	172,098
Allegion PLC	1,503	147,835
Builders FirstSource, Inc.(a)	2,563	278,137
Carlisle Cos., Inc.	801	203,526
Carrier Global Corp.	23,849	1,136,643
Fortune Brands Innovations, Inc.	5,654	315,493
Johnson Controls International PLC	20,168	988,635
Lennox International, Inc.	762	282,352
Masco Corp.	10,066	524,338
Owens Corning	4,058	460,055
Trane Technologies PLC	3,386	644,390

		5,153,502

Capital Markets — 4.2%
Ameriprise Financial, Inc.	2,729	858,462
Bank of New York Mellon Corp. (The)	34,925	1,484,312
BlackRock, Inc.(c)	6,293	3,853,078
Blackstone, Inc., Class A, NVS	22,777	2,103,456
Carlyle Group, Inc. (The)	9,595	264,246
Charles Schwab Corp. (The)	42,331	2,202,905
CME Group, Inc., Class A	16,133	3,443,750
Coinbase Global, Inc., Class A(a)(b)	7,591	585,418
Franklin Resources, Inc.	12,797	291,644
Goldman Sachs Group, Inc. (The)	14,784	4,488,570
Intercontinental Exchange, Inc.	12,834	1,378,885
Invesco Ltd.	19,938	258,596
KKR & Co., Inc., Class A	28,983	1,605,658
Moody’s Corp.	2,149	661,892
Morgan Stanley	57,218	4,052,179
Nasdaq, Inc.	9,179	455,278
Northern Trust Corp.	9,227	608,152
Raymond James Financial, Inc.	3,848	367,253
S&P Global, Inc.	5,700	1,991,067
SEI Investments Co.	2,201	118,106
State Street Corp.	14,298	924,080
T Rowe Price Group, Inc.	10,066	910,973

		32,907,960

Chemicals — 2.2%
Air Products & Chemicals, Inc.	5,855	1,653,686
Albemarle Corp.	2,475	313,781
Celanese Corp., Class A	4,527	518,387
CF Industries Holdings, Inc.	8,695	693,687
Corteva, Inc.	18,372	884,428
Dow, Inc.	31,531	1,524,209
DuPont de Nemours, Inc.	11,324	825,293
Eastman Chemical Co.	5,274	394,126
Ecolab, Inc.	3,988	668,947
FMC Corp.	3,317	176,464
International Flavors & Fragrances, Inc.	11,411	779,942
Linde PLC	11,815	4,515,220
LyondellBasell Industries NV, Class A	11,492	1,037,038
Mosaic Co. (The)	14,953	485,674
Olin Corp.	3,362	143,625
PPG Industries, Inc.	4,059	498,323
RPM International, Inc.	2,868	261,762
Sherwin-Williams Co. (The)	6,745	1,606,727
Westlake Corp.	579	66,793

		17,048,112

S C H E D U L E S O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.3%
Cintas Corp.	930	$471,622
Republic Services, Inc.	4,317	641,031
Waste Management, Inc.	9,051	1,487,351

		2,600,004

Communications Equipment — 1.4%
Cisco Systems, Inc.	182,751	9,526,810
F5, Inc.(a)	1,782	270,133
Juniper Networks, Inc.	14,588	392,709
Motorola Solutions, Inc.	3,193	889,123

		11,078,775

Construction & Engineering — 0.1%
AECOM	3,041	232,789
EMCOR Group, Inc.	896	185,158
Quanta Services, Inc.	2,295	383,540

		801,487

Consumer Finance — 0.9%
Ally Financial, Inc.	12,132	293,473
American Express Co.	26,092	3,810,215
Capital One Financial Corp.	17,091	1,731,147
Discover Financial Services	4,324	354,914
Synchrony Financial	18,764	526,330

		6,716,079

Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	18,082	392,380
BJ’s Wholesale Club Holdings, Inc.(a)	2,978	202,861
Casey’s General Stores, Inc.	607	165,049
Dollar General Corp.	6,746	803,044
Kroger Co. (The)	29,616	1,343,678
Target Corp.	20,722	2,295,790
U.S. Foods Holding Corp.(a)	3,687	143,572
Walgreens Boots Alliance, Inc.	32,116	677,005
Walmart, Inc.	64,005	10,459,057

		16,482,436

Containers & Packaging — 0.4%
Amcor PLC	65,513	582,411
Avery Dennison Corp.	2,121	369,202
Ball Corp.	7,877	379,277
Crown Holdings, Inc.	3,608	290,805
International Paper Co.	15,638	527,470
Packaging Corp. of America	4,049	619,699
Westrock Co.	11,459	411,722

		3,180,586

Distributors — 0.1%
Genuine Parts Co.	3,349	431,552
LKQ Corp.	8,352	366,820
Pool Corp.	691	218,197

		1,016,569

Diversified Consumer Services — 0.0%
Service Corp. International	4,065	221,217

Diversified REITs — 0.1%
WP Carey, Inc.	9,615	515,845

Diversified Telecommunication Services — 1.5%
AT&T Inc.	320,606	4,937,332
Verizon Communications, Inc.	188,535	6,623,235

		11,560,567

Electric Utilities — 2.9%
Alliant Energy Corp.	11,362	554,352
American Electric Power Co., Inc.	23,104	1,745,276

Security	Shares	Value

Electric Utilities (continued)
Avangrid, Inc.	3,061	$91,432
Duke Energy Corp.	34,564	3,072,394
Edison International	17,181	1,083,434
Entergy Corp.	9,469	905,142
Evergy, Inc.	10,398	510,958
Eversource Energy	15,688	843,857
Exelon Corp.	44,550	1,734,777
FirstEnergy Corp.	23,154	824,282
NextEra Energy, Inc.	55,209	3,218,685
NRG Energy, Inc.	6,980	295,812
OGE Energy Corp.	9,033	308,929
PG&E Corp.(a)	93,785	1,528,695
Pinnacle West Capital Corp.	5,072	376,241
PPL Corp.	33,066	812,432
Southern Co. (The)	48,907	3,291,441
Xcel Energy, Inc.	24,734	1,465,984

		22,664,123

Electrical Equipment — 0.8%
Eaton Corp. PLC	17,894	3,720,342
Emerson Electric Co.	25,645	2,281,636
Regal Rexnord Corp.	2,969	351,559

		6,353,537

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	11,303	910,457
Corning, Inc.	34,470	922,417
Flex Ltd.(a)	13,180	338,990
Jabil, Inc.	2,474	303,807
Keysight Technologies, Inc.(a)	3,187	388,973
TD SYNNEX Corp.	2,146	196,745
TE Connectivity Ltd.	6,815	803,148
Teledyne Technologies, Inc.(a)	899	336,757
Trimble, Inc.(a)	6,064	285,796
Zebra Technologies Corp., Class A(a)	970	203,147

		4,690,237

Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	19,076	656,596
Halliburton Co.	14,441	568,109
Schlumberger NV	33,588	1,869,508

		3,094,213

Entertainment — 0.6%
Electronic Arts, Inc.	6,181	765,146
Liberty Media Corp. - Liberty Formula One, Class A(a)	298	17,150
Liberty Media Corp. - Liberty Formula One, Class C(a)	2,929	189,477
Walt Disney Co. (The)(a)	34,782	2,837,863
Warner Bros Discovery, Inc., Class A(a)	58,799	584,462

		4,394,098

Financial Services — 4.6%
Apollo Global Management, Inc.	19,637	1,520,689
Berkshire Hathaway, Inc., Class B(a)	81,785	27,915,674
Equitable Holdings, Inc.	14,651	389,277
Fidelity National Information Services, Inc.	26,570	1,304,853
Fiserv, Inc.(a)	14,386	1,636,407
FleetCor Technologies, Inc.(a)	1,447	325,821
Global Payments, Inc.	7,799	828,410
PayPal Holdings, Inc.(a)	33,617	1,741,361
WEX, Inc.(a)(b)	883	147,002

		35,809,494

Food Products — 1.6%
Archer-Daniels-Midland Co.	24,043	1,720,758
Bunge Ltd.	6,768	717,273

42	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Campbell Soup Co.	8,770	$354,396
Conagra Brands, Inc.	21,595	590,839
Darling Ingredients, Inc.(a)	2,464	109,131
General Mills, Inc.	26,243	1,712,093
Hormel Foods Corp.	8,777	285,691
J M Smucker Co. (The)	4,581	521,501
Kellanova	11,810	596,051
Kraft Heinz Co. (The)	35,703	1,123,216
McCormick & Co., Inc., NVS	4,650	297,135
Mondelez International, Inc., Class A	61,010	4,039,472
Tyson Foods, Inc., Class A	12,770	591,889

		12,659,445

Gas Utilities — 0.1%
Atmos Energy Corp.	4,326	465,737

Ground Transportation — 1.4%
Avis Budget Group, Inc.(a)	887	144,404
CSX Corp.	64,324	1,920,071
Knight-Swift Transportation Holdings, Inc.	5,078	248,263
Norfolk Southern Corp.	10,181	1,942,433
Uber Technologies, Inc.(a)	28,546	1,235,471
U-Haul Holding Co.(a)	273	13,410
U-Haul Holding Co., NVS	4,434	209,329
Union Pacific Corp.	27,332	5,674,397

		11,387,778

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	77,825	7,358,354
Baxter International, Inc.	22,736	737,328
Becton Dickinson & Co.	13,010	3,288,668
Boston Scientific Corp.(a)	28,047	1,435,726
Cooper Cos., Inc. (The)	711	221,654
DENTSPLY SIRONA, Inc.	9,456	287,557
GE HealthCare Technologies, Inc.	10,836	721,353
Hologic, Inc.(a)	7,165	474,108
Medtronic PLC	59,698	4,212,291
Stryker Corp.	4,481	1,210,856
Teleflex, Inc.	1,094	202,116
Zimmer Biomet Holdings, Inc.	9,384	979,783

		21,129,794

Health Care Providers & Services — 4.5%
Cardinal Health, Inc.	11,387	1,036,217
Cencora, Inc.	7,476	1,384,181
Centene Corp.(a)	24,284	1,675,110
Chemed Corp.	253	142,350
Cigna Group (The)	13,273	4,104,012
CVS Health Corp.	57,600	3,974,976
DaVita, Inc.(a)	2,417	186,665
Elevance Health, Inc.	7,200	3,240,648
HCA Healthcare, Inc.	9,005	2,036,391
Henry Schein, Inc.(a)	5,924	384,942
Humana, Inc.	2,996	1,568,975
Laboratory Corp. of America Holdings	3,970	792,928
McKesson Corp.	6,050	2,754,928
Molina Healthcare, Inc.(a)	1,139	379,230
Quest Diagnostics, Inc.	5,030	654,403
UnitedHealth Group, Inc.	20,216	10,826,881
Universal Health Services, Inc., Class B	2,821	355,136

		35,497,973

Health Care REITs — 0.3%
Healthcare Realty Trust, Inc.	16,898	242,486
Healthpeak Properties, Inc.	13,729	213,486

Security	Shares	Value

Health Care REITs (continued)
Ventas, Inc.	18,115	$769,163
Welltower, Inc.	9,799	819,295

		2,044,430

Hotels, Restaurants & Leisure — 0.9%
Aramark	6,657	179,273
Carnival Corp.(a)(b)	45,325	519,425
Darden Restaurants, Inc.	2,642	384,490
Domino’s Pizza, Inc.	662	224,411
Expedia Group, Inc.(a)	6,185	589,369
McDonald’s Corp.	19,147	5,019,769
Royal Caribbean Cruises Ltd.(a)	3,790	321,127

		7,237,864

Household Durables — 0.7%
DR Horton, Inc.	13,654	1,425,477
Garmin Ltd.	6,822	699,460
Lennar Corp., Class A	11,324	1,208,044
Lennar Corp., Class B	636	62,716
NVR, Inc.(a)	147	795,655
PulteGroup, Inc.	9,852	725,009
Whirlpool Corp.	2,455	256,695

		5,173,056

Household Products — 2.7%
Church & Dwight Co., Inc.	3,939	358,213
Clorox Co. (The)	1,851	217,863
Colgate-Palmolive Co.	37,078	2,785,299
Kimberly-Clark Corp.	15,166	1,814,460
Procter & Gamble Co. (The)	105,717	15,860,722

		21,036,557

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	30,331	451,932
Vistra Corp.	10,363	339,077

		791,009

Industrial Conglomerates — 1.3%
3M Co.	24,754	2,251,376
General Electric Co.	22,779	2,474,483
Honeywell International, Inc.	29,777	5,456,933

		10,182,792

Industrial REITs — 0.3%
Americold Realty Trust, Inc.	5,891	154,462
Prologis, Inc.	19,092	1,923,519

		2,077,981

Insurance — 3.6%
Aflac, Inc.	24,243	1,893,621
Allstate Corp. (The)	11,731	1,503,093
American Financial Group, Inc.	2,001	218,829
American International Group, Inc.	31,925	1,957,322
Aon PLC, Class A	4,189	1,296,077
Arch Capital Group Ltd.(a)	7,814	677,317
Arthur J. Gallagher & Co.	3,882	914,172
Chubb Ltd.	18,420	3,953,300
Cincinnati Financial Corp.	3,937	392,401
Everest Group Ltd.	1,948	770,668
Fidelity National Financial, Inc., Class A	11,555	451,685
Globe Life, Inc.	3,902	454,037
Hartford Financial Services Group, Inc. (The)	13,721	1,007,807
Loews Corp.	8,297	531,091
Markel Group, Inc.(a)	327	480,860
Marsh & McLennan Cos., Inc.	9,511	1,803,761
MetLife, Inc.	28,290	1,697,683

S C H E D U L E S O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Old Republic International Corp.	11,878	$325,220
Principal Financial Group, Inc.	9,984	675,717
Progressive Corp. (The)	10,635	1,681,287
Prudential Financial, Inc.	16,278	1,488,460
Reinsurance Group of America, Inc.	2,995	447,663
RenaissanceRe Holdings Ltd.	1,151	252,748
Travelers Cos., Inc. (The)	10,254	1,716,930
Unum Group	8,196	400,784
W. R. Berkley Corp.	4,950	333,729
Willis Towers Watson PLC	2,292	540,660

		27,866,922

Interactive Media & Services — 5.2%
Alphabet, Inc., Class A(a)	104,002	12,904,568
Alphabet, Inc., Class C, NVS(a)	88,468	11,085,041
Meta Platforms, Inc., Class A(a)	56,668	17,072,368

		41,061,977

IT Services — 1.5%
Accenture PLC, Class A	13,049	3,876,727
Akamai Technologies, Inc.(a)	4,571	472,322
Cognizant Technology Solutions Corp., Class A	22,649	1,460,181
International Business Machines Corp.	40,855	5,909,267

		11,718,497

Leisure Products — 0.0%
Hasbro, Inc.	5,842	263,766

Life Sciences Tools & Services — 0.9%
Avantor, Inc.(a)(b)	21,031	366,570
Illumina, Inc.(a)	3,544	387,785
IQVIA Holdings, Inc.(a)	3,605	651,892
Revvity, Inc.	5,611	464,871
Thermo Fisher Scientific, Inc.	10,880	4,839,098
Waters Corp.(a)	893	213,007

		6,923,223

Machinery — 1.9%
AGCO Corp.	2,785	319,328
Caterpillar, Inc.	14,276	3,227,090
Cummins, Inc.	3,625	784,088
Deere & Co.	5,782	2,112,512
Dover Corp.	2,514	326,694
Fortive Corp.	7,273	474,781
Illinois Tool Works, Inc.	12,341	2,765,865
Middleby Corp. (The)(a)	1,189	134,202
Otis Worldwide Corp.	8,718	673,117
PACCAR, Inc.	23,387	1,930,129
Parker-Hannifin Corp.	1,838	678,057
Pentair PLC	4,209	244,627
Snap-on, Inc.	2,374	612,350
Stanley Black & Decker, Inc.	6,885	585,569
Westinghouse Air Brake Technologies Corp.	3,721	394,500

		15,262,909

Media — 1.5%
Charter Communications, Inc., Class A(a)	3,293	1,326,421
Comcast Corp., Class A	184,573	7,621,019
Fox Corp., Class A, NVS	11,383	345,929
Fox Corp., Class B	5,853	163,357
Interpublic Group of Cos., Inc. (The)	17,365	493,166
Liberty Media Corp. - Liberty SiriusXM, NVS(a)	6,627	162,693
Liberty Media Corp. - Liberty SiriusXM, Class A(a)	3,280	80,327
News Corp., Class A, NVS	17,238	356,482
News Corp., Class B	5,296	113,546
Omnicom Group, Inc.	8,807	659,732

Security	Shares	Value

Media (continued)
Paramount Global, Class A(b)	361	$5,018
Paramount Global, Class B, NVS	21,637	235,411
Sirius XM Holdings, Inc.(b)	28,879	123,602

		11,686,703

Metals & Mining — 1.0%
Cleveland-Cliffs, Inc.(a)	23,039	386,594
Freeport-McMoRan, Inc.	64,348	2,173,676
Newmont Corp.	51,566	1,932,178
Nucor Corp.	11,154	1,648,450
Reliance Steel & Aluminum Co.	2,622	666,984
Southern Copper Corp.	3,849	272,894
Steel Dynamics, Inc.	6,981	743,546

		7,824,322

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Annaly Capital Management, Inc.	22,390	349,508

Multi-Utilities — 1.3%
Ameren Corp.	5,980	452,746
CenterPoint Energy, Inc.	17,097	459,567
CMS Energy Corp.	8,135	442,056
Consolidated Edison, Inc.	15,468	1,357,936
Dominion Energy, Inc.	37,609	1,516,395
DTE Energy Co.	9,217	888,334
NiSource, Inc.	18,454	464,303
Public Service Enterprise Group, Inc.	22,383	1,379,912
Sempra	28,163	1,972,255
WEC Energy Group, Inc.	14,159	1,152,401

		10,085,905

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	3,822	355,943
Boston Properties, Inc.	6,429	344,401

		700,344

Oil, Gas & Consumable Fuels — 7.4%
APA Corp.	13,887	551,592
Cheniere Energy, Inc.	4,801	798,982
Chesapeake Energy Corp.	5,048	434,532
Chevron Corp.	79,569	11,595,590
ConocoPhillips	28,707	3,410,392
Coterra Energy, Inc.	15,177	417,367
Devon Energy Corp.	15,084	702,462
Diamondback Energy, Inc.	4,559	730,899
EOG Resources, Inc.	26,112	3,296,640
EQT Corp.	6,465	273,987
Exxon Mobil Corp.	178,496	18,893,801
Hess Corp.	7,028	1,014,843
HF Sinclair Corp.	6,526	361,410
Kinder Morgan, Inc.	86,935	1,408,347
Marathon Oil Corp.	18,232	497,916
Marathon Petroleum Corp.	11,879	1,796,699
Occidental Petroleum Corp.	11,770	727,504
ONEOK, Inc.	26,122	1,703,154
Ovintiv, Inc.	7,018	336,864
Phillips 66	19,969	2,277,864
Pioneer Natural Resources Co.	10,459	2,499,701
Targa Resources Corp.	5,982	500,155
Valero Energy Corp.	15,837	2,011,299
Williams Cos., Inc. (The)	54,460	1,873,424

		58,115,424

Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	14,383	160,370
Delta Air Lines, Inc.	15,356	479,875

44	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines (continued)
Southwest Airlines Co.	15,394	$342,209
United Airlines Holdings, Inc.(a)(b)	8,461	296,220

		1,278,674

Personal Care Products — 0.1%
Coty, Inc., Class A(a)	10,111	94,740
Estee Lauder Cos., Inc. (The), Class A	4,320	556,718

		651,458

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	93,688	4,827,743
Catalent, Inc.(a)	5,637	193,856
Jazz Pharmaceuticals PLC(a)	2,837	360,356
Johnson & Johnson	107,991	16,019,385
Merck & Co., Inc.	77,575	7,966,952
Pfizer, Inc.	253,200	7,737,792
Royalty Pharma PLC, Class A	17,324	465,496
Viatris, Inc.	54,025	480,823

		38,052,403

Professional Services — 0.3%
Booz Allen Hamilton Holding Corp., Class A	3,261	391,092
Genpact Ltd.	4,484	150,393
Jacobs Solutions, Inc.	3,169	422,427
KBR, Inc.	2,305	134,036
Leidos Holdings, Inc.	6,192	613,751
Robert Half, Inc.	2,562	191,561
SS&C Technologies Holdings, Inc.	9,756	490,239
TransUnion	3,576	156,915

		2,550,414

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	9,266	642,504

Residential REITs — 0.3%
American Homes 4 Rent, Class A	5,827	190,776
AvalonBay Communities, Inc.	2,789	462,249
Equity LifeStyle Properties, Inc.	3,220	211,876
Equity Residential	7,413	410,161
Essex Property Trust, Inc.	1,642	351,257
Mid-America Apartment Communities, Inc.	2,382	281,433
UDR, Inc.	4,654	148,044

		2,055,796

Retail REITs — 0.5%
Federal Realty Investment Trust	1,413	128,851
Kimco Realty Corp.	27,620	495,503
NNN REIT, Inc.	8,255	299,904
Realty Income Corp.	16,352	774,758
Regency Centers Corp.	4,685	282,318
Simon Property Group, Inc.	14,673	1,612,416

		3,593,750

Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(a)	28,363	2,793,756
Analog Devices, Inc.	11,365	1,788,055
Applied Materials, Inc.	37,659	4,984,169
Broadcom, Inc.	9,275	7,803,707
Intel Corp.	187,816	6,855,284
KLA Corp.	6,132	2,880,200
Lam Research Corp.	5,978	3,516,379
Microchip Technology, Inc.	12,672	903,387
Micron Technology, Inc.	49,120	3,284,654
NXP Semiconductors NV	6,574	1,133,555
ON Semiconductor Corp.(a)	10,021	627,715
Qorvo, Inc.(a)	4,363	381,413

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
QUALCOMM, Inc.	50,048	$5,454,732
Skyworks Solutions, Inc.	4,597	398,744
Teradyne, Inc.	3,592	299,106
Texas Instruments, Inc.	22,785	3,235,698

		46,340,554

Software — 0.9%
Gen Digital, Inc.	25,071	417,683
Oracle Corp.	41,652	4,306,817
Roper Technologies, Inc.	2,683	1,310,833
VMware, Inc., Class A(a)	5,723	833,555

		6,868,888

Specialized REITs — 1.0%
American Tower Corp.	5,909	1,052,925
Crown Castle, Inc.	12,042	1,119,665
CubeSmart	3,980	135,678
Digital Realty Trust, Inc.	7,592	944,141
Extra Space Storage, Inc.	4,192	434,249
Gaming & Leisure Properties, Inc.	8,180	371,290
Iron Mountain, Inc.	5,434	320,987
Lamar Advertising Co., Class A	2,723	224,021
Public Storage	4,126	984,918
VICI Properties, Inc.	45,449	1,268,027
Weyerhaeuser Co.	32,839	942,151

		7,798,052

Specialty Retail — 2.2%
Advance Auto Parts, Inc.	2,646	137,671
AutoZone, Inc.(a)	378	936,355
Bath & Body Works, Inc.	10,260	304,209
Best Buy Co., Inc.	8,703	581,535
CarMax, Inc.(a)	3,230	197,321
Dick’s Sporting Goods, Inc.	2,811	300,636
Home Depot, Inc. (The)	28,260	8,045,339
Lowe’s Cos., Inc.	16,877	3,216,250
O’Reilly Automotive, Inc.(a)	911	847,631
Penske Automotive Group, Inc.(b)	876	125,338
TJX Cos., Inc. (The)	19,858	1,748,894
Williams-Sonoma, Inc.	2,865	430,438

		16,871,617

Technology Hardware, Storage & Peripherals — 0.5%
Dell Technologies, Inc., Class C	11,380	761,436
Hewlett Packard Enterprise Co.	57,989	891,871
HP, Inc.	39,035	1,027,791
NetApp, Inc.	5,079	369,650
Seagate Technology Holdings PLC	8,705	594,116
Western Digital Corp.(a)	14,393	577,879

		4,222,743

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	16,662	1,712,354
Tapestry, Inc.	10,409	286,872
VF Corp.	14,956	220,302

		2,219,528

Tobacco — 1.2%
Altria Group, Inc.	79,585	3,196,929
Philip Morris International, Inc.	69,617	6,207,052

		9,403,981

Trading Companies & Distributors — 0.2%
Ferguson PLC	9,152	1,374,631
United Rentals, Inc.	1,393	565,934

		1,940,565

S C H E D U L E S O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.1%
American Water Works Co., Inc.	4,146	$487,777
Essential Utilities, Inc.	5,143	172,085

		659,862

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.(a)	10,193	1,466,365

Total Long-Term Investments — 99.8% (Cost: $751,835,600)		780,144,398

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	2,622,165	2,623,214
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	768,774	768,774

Total Short-Term Securities — 0.4% (Cost: $3,390,956)		3,391,988

Total Investments — 100.2% (Cost: $755,226,556)		783,536,386

Liabilities in Excess of Other Assets — (0.2)%		(1,466,713)

Net Assets — 100.0%		$782,069,673

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,355,543	$267,483	(a)	$—		$636	$(448)	$2,623,214	2,622,165	$16,610	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,347,896	—		(1,579,122	)(a)	—	—	768,774	768,774	45,227		—
BlackRock, Inc.	4,309,775	378,951		(468,496)		(49,273)	(317,879)	3,853,078	6,293	64,395		—

						$(48,637)	$(318,327)	$7,245,066		$126,232		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

46	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Index	6	12/15/23	$412	$3,387
E-Mini Financials Select Sector Index	7	12/15/23	701	(14,588)
S&P 500 E-Mini Index	3	12/15/23	632	(4,275)

				$(15,476)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$3,387	$—	$—	$—	$3,387

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$18,863	$—	$—	$—	$18,863

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(48,487)	$—	$—	$—	$(48,487)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(47,862)	$—	$—	$—	$(47,862)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$2,017,125

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E S O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Morningstar Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$780,144,398	$—	$—	$780,144,398
Short-Term Securities
Money Market Funds	3,391,988	—	—	3,391,988

	$783,536,386	$—	$—	$783,536,386

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,387	$—	$—	$3,387
Liabilities
Equity Contracts	(18,863)	—	—	(18,863)

	$(15,476)	$—	$—	$(15,476)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

48	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

October 31, 2023

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$505,163,780	$181,809,902	$722,921,915	$776,291,320
Investments, at value — affiliated(c)	11,172,999	22,209,534	7,775,678	7,245,066
Cash	7,379	—	12,876	25,361
Cash pledged:
Futures contracts	56,000	49,000	57,000	92,000
Receivables:
Investments sold	128,752	682,532	198,705	415,735
Securities lending income — affiliated	7,535	16,459	2,909	2,390
Dividends — unaffiliated	508,977	63,894	521,947	1,040,148
Dividends — affiliated	6,985	1,679	8,325	7,549
Variation margin on futures contracts	8,783	5,180	6,625	13,087

Total assets	517,061,190	204,838,180	731,505,980	785,132,656

LIABILITIES
Bank overdraft	—	12,076	—	—
Collateral on securities loaned	10,570,869	21,687,905	5,467,179	2,622,673
Payables:
Investments purchased	128,752	677,894	203,930	413,288
Investment advisory fees	25,431	6,379	18,804	27,022

Total liabilities	10,725,052	22,384,254	5,689,913	3,062,983

Commitments and contingent liabilities

NET ASSETS	$506,336,138	$182,453,926	$725,816,067	$782,069,673

NET ASSETS CONSIST OF:
Paid-in capital	$551,196,192	$252,052,263	$708,376,512	$785,943,315
Accumulated earnings (loss)	(44,860,054)	(69,598,337)	17,439,555	(3,873,642)

NET ASSETS	$506,336,138	$182,453,926	$725,816,067	$782,069,673

NET ASSET VALUE
Shares outstanding	8,700,000	4,150,000	12,600,000	12,450,000

Net asset value	$58.20	$43.96	$57.60	$62.82

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$511,785,103	$215,595,667	$640,100,157	$747,277,056
(b) Securities loaned, at value	$10,407,546	$21,340,983	$5,379,900	$2,597,071
(c) Investments, at cost — affiliated	$11,168,313	$22,197,385	$7,374,924	$7,949,500

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations (unaudited)

Six Months Ended October 31, 2023

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$6,788,979	$1,634,622	$5,912,328	$9,656,141
Dividends — affiliated	31,514	11,755	71,271	109,622
Interest — unaffiliated	1,270	1,271	1,101	1,896
Securities lending income — affiliated — net	53,431	196,463	19,682	16,610
Foreign taxes withheld	(2,835)	(846)	(1,564)	(2,653)

Total investment income	6,872,359	1,843,265	6,002,818	9,781,616

EXPENSES
Investment advisory	155,091	41,174	115,793	160,668
Interest expense	10	292	1	3

Total expenses	155,101	41,466	115,794	160,671

Net investment income	6,717,258	1,801,799	5,887,024	9,620,945

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(4,994,775)	(4,176,012)	(3,364,574)	7,274,141
Investments — affiliated	2,104	327	6,585	(55,006)
Futures contracts	(207,316)	(16,118)	137,375	(48,487)
In-kind redemptions — unaffiliated(a)	1,636,169	1,191,637	5,664,492	6,626,734
In-kind redemptions — affiliated(a)	—	—	34,144	6,369

	(3,563,818)	(3,000,166)	2,478,022	13,803,751

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(30,443,114)	(7,674,964)	5,018,474	(40,933,845)
Investments — affiliated	(858)	1,686	(195,952)	(318,327)
Futures contracts	(120)	(31,563)	(153,905)	(47,862)

	(30,444,092)	(7,704,841)	4,668,617	(41,300,034)

Net realized and unrealized gain (loss)	(34,007,910)	(10,705,007)	7,146,639	(27,496,283)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(27,290,652)	$(8,903,208)	$13,033,663	$(17,875,338)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

50	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Morningstar Mid-Cap Value ETF		iShares Morningstar Small-Cap ETF

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,717,258	$11,990,407	$1,801,799		$3,398,402
Net realized gain (loss)	(3,563,818)	6,599,179	(3,000,166)		(12,328,087)
Net change in unrealized appreciation (depreciation)	(30,444,092)	(33,166,530)	(7,704,841)		3,219,922

Net decrease in net assets resulting from operations	(27,290,652)	(14,576,944)	(8,903,208)		(5,709,763)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,882,213)	(11,819,760)	(1,667,146	)(b)	(3,393,435)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	23,294,144	45,120,668	(7,235,025)		9,391,283

NET ASSETS
Total increase (decrease) in net assets	(9,878,721)	18,723,964	(17,805,379)		288,085
Beginning of period	516,214,859	497,490,895	200,259,305		199,971,220

End of period	$506,336,138	$516,214,859	$182,453,926		$200,259,305

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion to the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets (continued)

	iShares Morningstar U.S. Equity ETF		iShares Morningstar Value ETF

	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,887,024	$12,196,647	$9,620,945	$18,588,586
Net realized gain (loss)	2,478,022	(9,759,247)	13,803,751	10,547,440
Net change in unrealized appreciation (depreciation)	4,668,617	8,004,673	(41,300,034)	(10,470,270)

Net increase (decrease) in net assets resulting from operations	13,033,663	10,442,073	(17,875,338)	18,665,756

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,674,189)	(12,049,075)	(9,321,405)	(18,183,374)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(29,688,794)	(40,561,179)	26,892,235	(6,551,556)

NET ASSETS
Total decrease in net assets	(22,329,320)	(42,168,181)	(304,508)	(6,069,174)
Beginning of period	748,145,387	790,313,568	782,374,181	788,443,355

End of period	$725,816,067	$748,145,387	$782,069,673	$782,374,181

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)

Net asset value, beginning of period	$62.19		$65.46	$64.01	$40.13	$53.28	$52.55

Net investment income(b)	0.81		1.53	1.24	1.14	1.50	1.23
Net realized and unrealized gain (loss)(c)	(4.08)		(3.29)	1.50	23.92	(13.08)	0.73

Net increase (decrease) from investment operations	(3.27)		(1.76)	2.74	25.06	(11.58)	1.96

Distributions from net investment income(d)	(0.72)		(1.51)	(1.29)	(1.18)	(1.57)	(1.23)

Net asset value, end of period	$58.20		$62.19	$65.46	$64.01	$40.13	$53.28

Total Return(e)
Based on net asset value	(5.32	)%(f)	(2.60)%	4.28%	63.45%	(22.07)%	3.83%

Ratios to Average Net Assets(g)
Total expenses	0.06	%(h)	0.06%	0.06%	0.27%	0.30%	0.30%

Net investment income	2.60	%(h)	2.44%	1.88%	2.32%	2.95%	2.36%

Supplemental Data
Net assets, end of period (000)	$506,336		$516,215	$497,491	$457,694	$331,048	$463,524

Portfolio turnover rate(i)	23%		37%	42%	95%	51%	35%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)

Net asset value, beginning of period	$46.57		$48.77	$58.27	$35.60	$43.90	$42.58

Net investment income(b)	0.42		0.79	0.72	0.56	0.57	0.58
Net realized and unrealized gain (loss)(c)	(2.64)		(2.20)	(9.50)	22.71	(8.23)	1.34

Net increase (decrease) from investment operations	(2.22)		(1.41)	(8.78)	23.27	(7.66)	1.92

Distributions from net investment income(d)	(0.39	)(e)	(0.79)	(0.72)	(0.60)	(0.64)	(0.60)

Net asset value, end of period	$43.96		$46.57	$48.77	$58.27	$35.60	$43.90

Total Return(f)
Based on net asset value	(4.81	)%(g)	(2.85)%	(15.22)%	65.95%	(17.58)%	4.56%

Ratios to Average Net Assets(h)
Total expenses	0.04	%(i)	0.04%	0.04%	0.22%	0.25%	0.25%

Net investment income	1.75	%(i)	1.67%	1.28%	1.24%	1.34%	1.33%

Supplemental Data
Net assets, end of period (000)	$182,454		$200,259	$199,971	$241,801	$185,115	$237,032

Portfolio turnover rate(j)	16%		28%	41%	175%	62%	67%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar U.S. Equity ETF

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)

Net asset value, beginning of period	$57.11		$57.06	$59.02	$40.80	$41.90	$38.08

Net investment income(b)	0.46		0.90	0.79	0.66	0.81	0.81
Net realized and unrealized gain (loss)(c)	0.48		0.04	(1.95)	18.21	(0.88)	3.82

Net increase (decrease) from investment operations	0.94		0.94	(1.16)	18.87	(0.07)	4.63

Distributions from net investment income(d)	(0.45)		(0.89)	(0.80)	(0.65)	(1.03)	(0.81)

Net asset value, end of period	$57.60		$57.11	$57.06	$59.02	$40.80	$41.90

Total Return(e)
Based on net asset value	1.63	%(f)	1.77%	(2.08)%	46.58%	(0.13)%	12.33%

Ratios to Average Net Assets(g)
Total expenses	0.03	%(h)	0.03%	0.03%	0.18%	0.20%	0.20%

Net investment income	1.53	%(h)	1.65%	1.27%	1.32%	1.90%	2.05%

Supplemental Data
Net assets, end of period (000)	$725,816		$748,145	$790,314	$891,187	$718,065	$863,172

Portfolio turnover rate(i)	2%		4%	6%	131%	49%	38%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Value ETF

	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)	Year Ended 04/30/20 (a)	Year Ended 04/30/19 (a)

Net asset value, beginning of period	$64.93		$64.89	$63.68	$48.12	$54.18	$50.55

Net investment income(b)	0.79		1.54	1.38	1.55	1.65	1.49
Net realized and unrealized gain (loss)(c)	(2.15)		0.00 (d)	1.20	15.58	(6.04)	3.58

Net increase (decrease) from investment operations	(1.36)		1.54	2.58	17.13	(4.39)	5.07

Distributions from net investment income(e)	(0.75)		(1.50)	(1.37)	(1.57)	(1.67)	(1.44)

Net asset value, end of period	$62.82		$64.93	$64.89	$63.68	$48.12	$54.18

Total Return(f)
Based on net asset value	(2.12	)%(g)	2.53%	4.02%	36.36%	(8.23)%	10.22%

Ratios to Average Net Assets(h)
Total expenses	0.04	%(i)	0.04%	0.04%	0.22%	0.25%	0.25%

Net investment income	2.40	%(i)	2.43%	2.08%	2.88%	3.06%	2.86%

Supplemental Data
Net assets, end of period (000)	$782,070		$782,374	$788,443	$687,758	$447,483	$492,996

Portfolio turnover rate(j)	12%		27%	21%	112%	36%	24%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar U.S. Equity	Diversified
Morningstar Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

ForeignTaxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

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Notes to Financial Statements (unaudited) (continued)

connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morningstar Mid-Cap Value
Barclays Bank PLC	$221,700	$(221,700)	$—	$—
BNP Paribas SA	125	(125)	—	—
BofA Securities, Inc.	1,198,379	(1,198,356)	—	23
Citadel Clearing LLC	233,072	(233,072)	—	—
Goldman Sachs & Co. LLC	1,118,131	(1,118,131)	—	—
J.P. Morgan Securities LLC	3,090,930	(3,090,930)	—	—
Morgan Stanley	2,845,084	(2,819,458)	—	25,626
RBC Capital Market LLC	990,242	(990,242)	—	—
Scotia Capital (USA), Inc.	253,875	(253,875)	—	—
Toronto-Dominion Bank	450,393	(450,393)	—	—
Wells Fargo Securities LLC	5,615	(5,615)	—	—

	$10,407,546	$(10,381,897)	$—	$25,649

Morningstar Small-Cap
Barclays Bank PLC	$659,637	$(659,637)	$—	$—
Barclays Capital, Inc.	80,063	(80,063)	—	—
BMO Capital Markets Corp.	494	(400)	—	94
BNP Paribas SA	2,559,996	(2,559,996)	—	—
BofA Securities, Inc.	2,350,077	(2,350,077)	—	—
Citadel Clearing LLC	345,428	(345,428)	—	—
Citigroup Global Markets, Inc.	502,389	(499,353)	—	3,036
Credit Suisse Securities (USA) LLC	63,291	(63,291)	—	—
Goldman Sachs & Co. LLC	2,943,701	(2,943,701)	—	—
HSBC Bank PLC	265,631	(265,631)	—	—
J.P. Morgan Securities LLC	2,797,806	(2,797,806)	—	—
Jefferies LLC	948,796	(948,796)	—	—
Mizuho Securities USA LLC	22,802	(22,802)	—	—
Morgan Stanley	4,402,546	(4,402,546)	—	—
National Financial Services LLC	770,938	(770,938)	—	—
Natixis SA	311,962	(311,962)	—	—
Nomura Securities International, Inc.	8,060	(8,000)	—	60
RBC Capital Market LLC	38,271	(38,234)	—	37
Scotia Capital (USA), Inc.	270,023	(270,023)	—	—
SG Americas Securities LLC	135,495	(135,495)	—	—
State Street Bank & Trust Co.	382,879	(382,879)	—	—
Toronto-Dominion Bank	792,607	(792,607)	—	—
UBS AG	279,827	(279,640)	—	187
UBS Securities LLC	151,660	(151,660)	—	—
Wells Fargo Bank N.A.	163,901	(163,901)	—	—
Wells Fargo Securities LLC	92,703	(92,703)	—	—

	$21,340,983	$(21,337,569)	$—	$3,414

Morningstar U.S. Equity
Barclays Bank PLC	$270,187	$(270,187)	$—	$—
BNP Paribas SA	641,741	(637,202)	—	4,539
BofA Securities, Inc.	865,656	(865,656)	—	—
Citadel Clearing LLC	20,035	(19,992)	—	43
Goldman Sachs & Co. LLC	433,610	(433,610)	—	—
HSBC Bank PLC	614,352	(614,352)	—	—
J.P. Morgan Securities LLC	333,987	(333,987)	—	—
Morgan Stanley	390,858	(384,524)	—	6,334
RBC Capital Market LLC	263,483	(263,483)	—	—
Scotia Capital (USA), Inc.	952,589	(952,589)	—	—
Toronto-Dominion Bank	544,054	(544,054)	—	—
UBS AG	17,291	(17,291)	—	—
Wells Fargo Securities LLC	32,057	(32,057)	—	—

	$5,379,900	$(5,368,984)	$—	$10,916

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morningstar Value
Barclays Bank PLC	$437,307	$(437,307)	$—	$—
Barclays Capital, Inc.	4	(4)	—	—
BNP Paribas SA	14	(14)	—	—
BofA Securities, Inc.	78,071	(76,192)	—	1,879
Goldman Sachs & Co. LLC	7,735	(7,735)	—	—
J.P. Morgan Securities LLC	971,387	(971,387)	—	—
Morgan Stanley	621,742	(612,065)	—	9,677
SG Americas Securities LLC	479,090	(479,090)	—	—
Wells Fargo Securities LLC	1,721	(1,721)	—	—

	$2,597,071	$(2,585,515)	$—	$11,556

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of October 31, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Morningstar Mid-Cap Value	0.06%
Morningstar Small-Cap	0.04
Morningstar U.S. Equity	0.03
Morningstar Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

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Notes to Financial Statements (unaudited) (continued)

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the six months ended October 31, 2023, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Morningstar Mid-Cap Value	$15,166
Morningstar Small-Cap	50,975
Morningstar U.S. Equity	6,581
Morningstar Value	4,616

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Morningstar Mid-Cap Value	$49,463,185	$60,453,749	$3,408,931
Morningstar Small-Cap	17,328,259	8,797,361	(526,310)
Morningstar U.S. Equity	4,755,999	4,081,709	(2,377,532)
Morningstar Value	52,101,217	50,622,881	4,019,510

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Morningstar Mid-Cap Value	$120,742,015	$119,545,154
Morningstar Small-Cap	31,786,293	32,061,741
Morningstar U.S. Equity	20,286,386	18,980,182
Morningstar Value	94,239,277	94,037,407

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

For the six months ended October 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Mid-Cap Value	$32,105,086	$9,202,163
Morningstar Small-Cap	—	6,999,831
Morningstar U.S. Equity	—	29,583,165
Morningstar Value	55,681,982	29,098,506

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring Capital Loss Carryforwards
Morningstar Mid-Cap Value	$33,455,274
Morningstar Small-Cap	31,567,199
Morningstar U.S. Equity	68,380,131
Morningstar Value	45,692,589

As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Mid-Cap Value	$525,123,507	$45,620,206	$(54,399,920)	$(8,779,714)
Morningstar Small-Cap	239,207,528	23,618,380	(58,839,243)	(35,220,863)
Morningstar U.S. Equity	648,138,243	160,574,996	(78,056,428)	82,518,568
Morningstar Value	757,254,206	95,455,776	(69,189,072)	26,266,704

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant

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Notes to Financial Statements (unaudited) (continued)

increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/23		Year Ended 04/30/23

iShares ETF	Shares	Amount	Shares	Amount

Morningstar Mid-Cap Value
Shares sold	550,000	$32,494,427	1,750,000	$108,029,844
Shares redeemed	(150,000)	(9,200,283)	(1,050,000)	(62,909,176)

	400,000	$23,294,144	700,000	$45,120,668

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 10/31/23		Year Ended 04/30/23

iShares ETF	Shares	Amount	Shares	Amount
Morningstar Small-Cap
Shares sold	—	$—	400,000	$18,341,725
Shares redeemed	(150,000)	(7,235,025)	(200,000)	(8,950,442)

	(150,000)	$(7,235,025)	200,000	$9,391,283

Morningstar U.S. Equity
Shares sold	—	$—	200,000	$10,798,586
Shares redeemed	(500,000)	(29,688,794)	(950,000)	(51,359,765)

	(500,000)	$(29,688,794)	(750,000)	$(40,561,179)

Morningstar Value
Shares sold	850,000	$56,101,232	750,000	$47,324,307
Shares redeemed	(450,000)	(29,208,997)	(850,000)	(53,875,863)

	400,000	$26,892,235	(100,000)	$(6,551,556)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

64	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Morningstar Mid-Cap Value ETF, iShares Morningstar Small-Cap ETF, iShares Morningstar U.S. Equity ETF, iShares Morningstar Value ETF (each the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	65

Board Review and Approval of Investment Advisory Contract (continued)

numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Morningstar Mid-Cap Value	$0.717343	$—	$—	$0.717343	100%	—%	—%	100%
Morningstar Small-Cap(a)	0.375113	—	0.018080	0.393193	95	—	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

S U P P L E M E N T A L I N F O R M A T I O N	67

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	69

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-410-1023

OCTOBER 31, 2023

2023 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core U.S. REIT ETF | USRT | NYSE Arca

The Markets in Review

Dear Shareholder,

The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended October 31, 2023. Significantly tighter monetary policy helped to rein in inflation, as the annual increase in the Consumer Price Index declined to its long-term average of approximately 3% in October 2023. Meanwhile, real economic growth proved more resilient than many investors anticipated. A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades before rising slightly. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.

Equity returns were solid during the period, as the durability of consumer spending mitigated investors’ concerns about the economy’s trajectory. The U.S. economy continued to show strength, and growth further accelerated in the third quarter of 2023. However, equity returns were uneven, as the performance of a few notable technology companies supported gains among large-capitalization U.S. stocks, while small-capitalization U.S. stocks declined overall. Meanwhile, international developed market equities advanced, and emerging market equities posted solid gains.

The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.

The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period, but slowed and then paused its tightening later in the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.

Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for several pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.

While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries, U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-currency emerging market bonds.

Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President,BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of October 31, 2023

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	1.39%	10.14%

U.S. small cap equities (Russell 2000® Index)	(5.29)	(8.56)

International equities (MSCI Europe, Australasia, Far East Index)	(7.88)	14.40

Emerging market equities (MSCI Emerging Markets Index)	(4.78)	10.80

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	2.63	4.77

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(9.70)	(3.25)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(6.13)	0.36

Tax-exempt municipal bonds (Bloomberg Municipal Bond Index)	(4.65)	2.64

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	0.02	6.23

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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3

Fund Summary as of October 31, 2023	iShares® Core U.S. REIT ETF

Investment Objective

The iShares Core U.S. REIT ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate equities, as represented by the FTSE Nareit Equity REITs Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6-Month Total Returns	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.66)%	(6.19)%	2.40%	4.89%	(6.19)%	12.61%	61.25%
Fund Market	(9.67)	(6.21)	2.39	4.88	(6.21)	12.52	61.02
Index	(9.61)	(6.10)	2.47	5.05	(6.10)	12.97	63.67

Index performance through November 2, 2016 reflects the performance of the FTSE NAREIT Real Estate 50 Index. Index performance beginning on November 3, 2016 reflects the performance of the FTSE Nareit Equity REITS Index.

Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Beginning Account Value (05/01/23)	Ending Account Value (10/31/23)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$1,000.00	$903.40	$0.38		$1,000.00	$1,024.73	$0.41		0.08%

(a)

Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Portfolio Information

INDUSTRY ALLOCATION

Industry	Percent of Total Investments	(a)

Specialized REITs	27.7%
Residential REITs	17.7
Retail REITs	16.5
Industrial REITs	15.5
Health Care REITs	10.9
Office REITs	5.4
Hotel & Resort REITs	3.6
Diversified REITs	2.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Prologis, Inc.	10.5%
Equinix, Inc.	7.7
Welltower, Inc.	4.7
Public Storage	4.2
Digital Realty Trust, Inc.	4.2
Simon Property Group, Inc.	4.0
Realty Income Corp.	3.6
VICI Properties, Inc.	3.2
AvalonBay Communities, Inc.	2.6
Extra Space Storage, Inc.	2.4

(a) Excludes money market funds.

4	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other funds.

The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / D I S C L O S U R E O F E X P E N S E S	5

Schedule of Investments (unaudited) October 31, 2023	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.7%
Alexander & Baldwin, Inc.	148,923	$2,352,983
Alpine Income Property Trust, Inc.	27,172	418,449
American Assets Trust, Inc.	100,481	1,783,538
Armada Hoffler Properties, Inc.	138,814	1,382,587
Broadstone Net Lease, Inc.	385,668	5,457,202
CTO Realty Growth, Inc.	45,720	740,207
Empire State Realty Trust, Inc., Class A	270,309	2,186,800
Essential Properties Realty Trust, Inc.	320,488	7,034,711
Gladstone Commercial Corp.	82,466	985,469
Global Net Lease, Inc.	398,538	3,164,392
NexPoint Diversified Real Estate Trust	62,551	492,902
One Liberty Properties, Inc.	33,080	608,672
WP Carey, Inc.	438,784	23,540,761

		50,148,673

Health Care REITs — 10.8%
CareTrust REIT, Inc.	205,913	4,431,248
Community Healthcare Trust, Inc	52,656	1,509,647
Diversified Healthcare Trust	483,958	1,001,793
Global Medical REIT, Inc.	124,988	1,082,396
Healthcare Realty Trust, Inc.	786,008	11,279,215
Healthpeak Properties, Inc.	1,132,503	17,610,422
LTC Properties, Inc.	84,148	2,659,918
Medical Properties Trust, Inc.	1,226,528	5,862,804
National Health Investors, Inc.	85,815	4,294,183
Omega Healthcare Investors, Inc.	484,644	16,041,716
Physicians Realty Trust	488,159	5,301,407
Sabra Health Care REIT, Inc.	474,360	6,470,270
Universal Health Realty Income Trust	26,622	1,023,350
Ventas, Inc.	827,087	35,118,114
Welltower, Inc.	1,028,936	86,029,339

		199,715,822

Hotel & Resort REITs — 3.6%
Apple Hospitality REIT, Inc.	443,092	6,947,683
Braemar Hotels & Resorts, Inc.	138,187	362,050
Chatham Lodging Trust	98,356	909,793
DiamondRock Hospitality Co.	430,897	3,330,834
Hersha Hospitality Trust, Class A	64,491	639,751
Host Hotels & Resorts, Inc.	1,463,334	22,652,410
Park Hotels & Resorts, Inc.	441,780	5,093,723
Pebblebrook Hotel Trust(a)	248,926	2,969,687
RLJ Lodging Trust	321,396	3,021,122
Ryman Hospitality Properties, Inc.	118,605	10,152,588
Service Properties Trust	338,535	2,454,379
Summit Hotel Properties, Inc.	208,742	1,177,305
Sunstone Hotel Investors, Inc.	428,626	3,986,222
Xenia Hotels & Resorts, Inc.	225,540	2,623,030

		66,320,577

Industrial REITs — 15.4%
Americold Realty Trust, Inc.	558,811	14,652,024
EastGroup Properties, Inc.	90,750	14,814,938
First Industrial Realty Trust, Inc.	273,129	11,553,357
Industrial Logistics Properties Trust	133,131	332,828
Innovative Industrial Properties, Inc.	57,388	4,122,180
LXP Industrial Trust	594,663	4,703,784
Plymouth Industrial REIT, Inc.	88,383	1,762,357
Prologis, Inc.	1,911,102	192,543,526
Rexford Industrial Realty, Inc.	425,990	18,419,808

Security	Shares	Value

Industrial REITs (continued)
STAG Industrial, Inc.	371,550	$12,342,891
Terreno Realty Corp.	167,879	8,944,593

		284,192,286

Office REITs — 5.4%
Alexandria Real Estate Equities, Inc.	355,065	33,067,203
Boston Properties, Inc.	324,618	17,389,786
Brandywine Realty Trust	343,859	1,286,033
City Office REIT, Inc.	78,575	299,371
COPT Defense Properties	231,358	5,274,962
Cousins Properties, Inc.	313,749	5,606,695
Douglas Emmett, Inc.	321,437	3,603,309
Easterly Government Properties, Inc.	193,225	2,079,101
Franklin Street Properties Corp.	209,135	363,895
Highwoods Properties, Inc.	215,625	3,857,531
Hudson Pacific Properties, Inc.	281,371	1,254,915
JBG SMITH Properties	224,303	2,886,780
Kilroy Realty Corp.	241,551	6,903,528
Office Properties Income Trust	102,252	459,111
Orion Office REIT, Inc.	119,999	573,595
Paramount Group, Inc.	381,271	1,631,840
Peakstone Realty Trust, Class E	74,577	963,535
Piedmont Office Realty Trust, Inc., Class A	255,197	1,329,576
Postal Realty Trust, Inc., Class A	39,005	516,426
SL Green Realty Corp.	126,691	3,710,779
Vornado Realty Trust	365,958	7,026,394

		100,084,365

Residential REITs — 17.7%
American Homes 4 Rent, Class A	689,144	22,562,574
Apartment Income REIT Corp.	304,781	8,902,653
Apartment Investment & Management Co., Class A(b)	305,102	1,787,898
AvalonBay Communities, Inc.	293,425	48,632,259
BRT Apartments Corp.	24,599	399,242
Camden Property Trust	214,758	18,228,659
Centerspace	31,120	1,511,810
Elme Communities	179,062	2,284,831
Equity LifeStyle Properties, Inc.	367,707	24,195,121
Equity Residential	772,231	42,727,541
Essex Property Trust, Inc.	132,158	28,271,239
Independence Realty Trust, Inc.	463,799	5,746,470
Invitation Homes, Inc.	1,265,280	37,566,163
Mid-America Apartment Communities, Inc.	240,347	28,396,998
NexPoint Residential Trust, Inc.	47,180	1,273,388
Sun Communities, Inc.	254,371	28,296,230
UDR, Inc.	679,111	21,602,521
UMH Properties, Inc.	113,843	1,572,172
Veris Residential, Inc.	162,353	2,173,907

		326,131,676

Retail REITs — 16.4%
Acadia Realty Trust	190,638	2,729,936
Agree Realty Corp.	190,160	10,637,550
Alexander’s, Inc.	4,454	837,307
Brixmor Property Group, Inc.	619,419	12,877,721
CBL & Associates Properties, Inc.	55,749	1,155,677
Federal Realty Investment Trust	167,320	15,257,911
Getty Realty Corp.	92,003	2,449,120
InvenTrust Properties Corp.	139,304	3,496,530
Kimco Realty Corp.	1,252,397	22,468,002
Kite Realty Group Trust	447,058	9,531,277
Macerich Co. (The)	443,858	4,314,300
NETSTREIT Corp.	138,678	1,976,161
NNN REIT, Inc.	375,421	13,639,045

6	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Phillips Edison & Co., Inc.	242,297	$8,555,507
Realty Income Corp.	1,394,973	66,093,821
Regency Centers Corp.	373,935	22,533,323
Retail Opportunity Investments Corp.	252,421	2,963,423
RPT Realty	176,934	1,909,118
Saul Centers, Inc.	23,854	829,404
Simon Property Group, Inc.	671,855	73,830,146
SITE Centers Corp.	391,489	4,564,762
Spirit Realty Capital, Inc.	291,596	10,494,540
Tanger Factory Outlet Centers, Inc.	209,905	4,733,358
Urban Edge Properties	235,327	3,732,286
Whitestone REIT	99,592	990,940

		302,601,165

Specialized REITs — 27.6%
CubeSmart	462,886	15,779,784
Digital Realty Trust, Inc.	618,255	76,886,192
EPR Properties	153,341	6,547,661
Equinix, Inc.	193,347	141,073,705
Extra Space Storage, Inc.	432,964	44,850,741
Farmland Partners, Inc.	99,198	1,033,643
Four Corners Property Trust, Inc.	178,291	3,797,598
Gaming & Leisure Properties, Inc.	520,815	23,639,793
Gladstone Land Corp.(a)	68,254	932,350
Iron Mountain, Inc.	599,471	35,410,752
Lamar Advertising Co., Class A	179,831	14,794,696
National Storage Affiliates Trust	165,136	4,709,679
Outfront Media, Inc.	302,802	2,955,347

Security	Shares	Value

Specialized REITs (continued)
Public Storage	324,467	$77,453,517
Safehold, Inc.(a)	90,305	1,469,262
VICI Properties, Inc.	2,078,442	57,988,532

		509,323,252

Total Long-Term Investments — 99.6% (Cost: $2,376,058,742)		1,838,517,816

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	2,547,985	2,549,004
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(c)(d)	4,926,266	4,926,266

Total Short-Term Securities — 0.4% (Cost: $7,473,769)		7,475,270

Total Investments — 100.0% (Cost: $2,383,532,511)		1,845,993,086

Liabilities in Excess of Other Assets — (0.0)%		(803,328)

Net Assets — 100.0%		$1,845,189,758

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$10,979,342	$—		$(8,430,790	)(a)	$3,444	$(2,992)	$2,549,004	2,547,985	$53,917	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,910,036	1,016,230	(a)	—		—	—	4,926,266	4,926,266	131,780		—

						$3,444	$(2,992)	$7,475,270		$185,697		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	226	12/15/23	$6,590	$(112,404)

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) October 31, 2023	iShares® Core U.S. REIT ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$112,404	$—	$—	$—	$112,404

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended October 31, 2023, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(606,677)	$—	$—	$—	$(606,677)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(312,567)	$—	$—	$—	$(312,567)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$6,482,495

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,838,517,816	$—	$—	$1,838,517,816
Short-Term Securities
Money Market Funds	7,475,270	—	—	7,475,270

	$1,845,993,086	$—	$—	$1,845,993,086

Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(112,404)	$—	$—	$(112,404)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statement of Assets and Liabilities (unaudited)

October 31, 2023

iShares Core U.S. REIT ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$1,838,517,816
Investments, at value — affiliated(c)	7,475,270
Cash	58
Cash pledged:
Futures contracts	448,000
Receivables:
Investments sold	562,083
Securities lending income — affiliated	1,657
Capital shares sold	55,035
Dividends — unaffiliated	1,343,207
Dividends — affiliated	21,729
Variation margin on futures contracts	111,256

Total assets	1,848,536,111

LIABILITIES
Collateral on securities loaned	2,519,532
Payables:
Investments purchased	562,083
Capital shares redeemed	140,869
Investment advisory fees	123,869

Total liabilities	3,346,353

Commitments and contingent liabilities

NET ASSETS	$1,845,189,758

NET ASSETS CONSIST OF:
Paid-in capital	$2,405,948,134
Accumulated loss	(560,758,376)

NET ASSETS	$1,845,189,758

NET ASSET VALUE
Shares outstanding	$40,900,000

Net asset value	$45.11

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,376,058,742
(b) Securities loaned, at value	$2,477,745
(c) Investments, at cost — affiliated	$7,473,769

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended October 31, 2023

iShares Core U.S. REIT ETF

INVESTMENT INCOME
Dividends — unaffiliated	$41,707,841
Dividends — affiliated	131,780
Interest — unaffiliated	2,308
Securities lending income — affiliated — net	53,917

Total investment income	41,895,846

EXPENSES
Investment advisory	787,473
Interest expense	465

Total expenses	787,938

Net investment income	41,107,908

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,636,907)
Investments — affiliated	3,444
Futures contracts	(606,677)
In-kind redemptions — unaffiliated(a)	17,449,347

3,209,207

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(239,106,210)
Investments — affiliated	(2,992)
Futures contracts	(312,567)

(239,421,769)

Net realized and unrealized loss	(236,212,562)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(195,104,654)

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

10	2 0 2 3 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Core U.S. REIT ETF
	Six Months Ended 10/31/23 (unaudited)	Year Ended 04/30/23

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$41,107,908	$64,307,573
Net realized gain	3,209,207	80,322,433
Net change in unrealized appreciation (depreciation)	(239,421,769)	(490,807,237)

Net decrease in net assets resulting from operations	(195,104,654)	(346,177,231)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(33,431,450)	(65,460,022)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	182,388,457	(15,575,503)

NET ASSETS
Total decrease in net assets	(46,147,647)	(427,212,756)
Beginning of period	1,891,337,405	2,318,550,161

End of period	$1,845,189,758	$1,891,337,405

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF
	Six Months Ended 10/31/23 (unaudited)		Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21	Year Ended 04/30/20	Year Ended 04/30/19
Net asset value, beginning of period	$50.84		$61.83	$56.60	$42.45	$51.60	$45.73

Net investment income(a)	1.05		1.71	1.24	1.17	1.62	1.79
Net realized and unrealized gain (loss)(b)	(5.91)		(10.95)	5.45	14.39	(8.95)	6.59

Net increase (decrease) from investment operations	(4.86)		(9.24)	6.69	15.56	(7.33)	8.38

Distributions(c)
From net investment income	(0.87)		(1.75)	(1.43)	(1.41)	(1.80)	(2.44)
From net realized gain	—		—	(0.03)	—	(0.02)	(0.07)

Total distributions	(0.87)		(1.75)	(1.46)	(1.41)	(1.82)	(2.51)

Net asset value, end of period	$45.11		$50.84	$61.83	$56.60	$42.45	$51.60

Total Return(d)
Based on net asset value	(9.66	)%(e)	(14.84)%	11.82%	37.43%	(14.60)%	18.82%

Ratios to Average Net Assets(f)
Total expenses	0.08	%(g)	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	4.18	%(g)	3.24%	2.00%	2.48%	3.12%	3.64%

Supplemental Data
Net assets, end of period (000)	$1,845,190		$1,891,337	$2,318,550	$1,986,692	$1,339,443	$1,290,051

Portfolio turnover rate(h)	3%		8%	9%	5%	8%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

12	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. REIT	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains and losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividend and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (unaudited) (continued)

fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

14	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount

BofA Securities, Inc.	$46,527	$(46,527)	$—		$—
Goldman Sachs & Co. LLC	2,009,334	(2,009,334)	—		—
J.P. Morgan Securities LLC	64,448	(64,448)	—		—
Morgan Stanley	266,828	(266,828)	—		—
National Financial Services LLC	90,608	(90,608)	—		—

	$2,477,745	$(2,477,745)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees
Core U.S. REIT	0.08%

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (unaudited) (continued)

managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded fund (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the six months ended October 31, 2023, the Fund paid BTC $13,475 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended October 31, 2023, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. REIT	$ 3,959,112	$ 15,680,085	$ (2,332,260)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended October 31, 2023, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core U.S. REIT	$ 61,890,308	$ 52,392,276

For the six months ended October 31, 2023, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. REIT	$ 365,261,274	$ 186,792,448

8.	INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of October 31, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of April 30, 2023, the Fund had non-expiring capital loss carryforwards of $10,634,310 available to offset future realized capital gains.

16	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of October 31, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core U.S. REIT	$2,406,543,298	$11,234,810	$(571,897,426)	$(560,662,616)

9.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

The Fund invests a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Notes to Financial Statements (unaudited) (continued)

adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 10/31/23		Year Ended 04/30/23

Share Class	Shares	Amount	Shares	Amount

Shares sold	7,550,000	$371,924,736	11,700,000	$614,069,077

Shares redeemed	(3,850,000)	(189,536,279)	(12,000,000)	(629,644,580)

	3,700,000	$182,388,457	(300,000)	$(15,575,503)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

18	2 0 2 3 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

iShares Core U.S. REIT ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.

Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	19

Board Review and Approval of Investment Advisory Contract (continued)

calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.

The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.

The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2023

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core U.S. REIT(a)	$0.849441	$—	$0.020420	$0.869861	98%	—%	2%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

S U P P L E M E N T A L I N F O R M A T I O N	21

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	23

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-412-1023

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 14.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: December 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)

Date: December 21, 2023

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: December 21, 2023